UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-CSR
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CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBERS 811-3967

FIRST INVESTORS INCOME FUNDS
(Exact name of registrant as specified in charter)

110 Wall Street
New York, NY 10005
(Address of principal executive offices) (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
1-732-855-2712
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END: SEPTEMBER 30, 2007

DATE OF REPORTING PERIOD: SEPTEMBER 30, 2007

Item 1. Reports to Stockholders

The Annual Report to Stockholders follows

First Investors

2007 ANNUAL REPORT

EQUITY FUNDS

- Total Return
- Value
- Blue Chip
- Growth & Income
- Global
- Select Growth
- Mid-Cap Opportunity
- Special Situations
- International

INCOME FUNDS

- Cash Management
- Government
- Investment Grade
- Fund For Income

September 30, 2007

FOREWORD

This report is for the information of the shareholders of the Funds. It is the Funds’ practice to mail only one copy of their annual and semi-annual reports to all family members who reside in the same household. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 1-800-423-4026. The Funds will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

The views expressed in the portfolio manager letters reflect those views of the portfolio managers only through the end of the period covered. Any such views are subject to change at any time based upon market or other conditions and we disclaim any responsibility to update such views. These views may not be relied on as investment advice.

You may obtain a free prospectus for any of the Funds by contacting your representative, calling 1-800-423-4026, writing to us at the following address: First Investors Corporation, 110 Wall Street, New York, NY 10005, or by visiting our website at www.firstinvestors.com. You should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus contains this and other information about the Fund, and should be read carefully before investing.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Cash Management Fund seeks to preserve a net asset value at $1.00 per share, it is possible to lose money by investing in it, just as it is possible to lose money by investing in any of the other Funds. Past performance is no guarantee of future results.

A Statement of Additional Information (“SAI”) for any of the Funds may also be obtained, without charge, upon request by calling 1-800-423-4026, writing to us at our address or by visiting our website listed above. The SAI contains more detailed information about the Fund, including information about its Trustees.

Portfolio Managers’ Letter
TOTAL RETURN FUND

Dear Investor:

This is the annual report for the First Investors Total Return Fund for the fiscal year ended September 30, 2007. During the period, the Fund’s return on a net asset value basis was 11.7% for Class A shares and 10.9% for Class B shares, including dividends of 29.8 cents per share on Class A shares and 18.9 cents per share on Class B shares, and capital gains distributions of 10.2 cents per share for both Class A and Class B shares.

The Fund’s strategy remains to allocate its portfolio among stocks, bonds and cash equivalents, with at least 50% in stocks and at least 25% in bonds. Given the solid rise in equity prices during the fiscal year, the Fund benefited from its 59.9% average allocation to equity investments. The Fund also held, on average, a 35.3% allocation to fixed income securities and a 4.8% allocation to cash equivalents.

The performance of the equity portion of the portfolio was largely the result of the Fund’s investments in the industrials, technology, materials, energy and consumer staples sectors. Overall stock selection benefited most notably in the industrials, materials and consumer staples sectors.

Notable individual performers within the industrials sector included Precision Castparts, which benefited from increased demand for complex metal components and castings used in aerospace and industrial machines, 3M, the large-cap maker of “Scotch Tape” as well as other industrial, consumer and technology products, and Honeywell International, which benefited from increased global demand for its aerospace, automotive, power and control technology products. Within the materials sector, shares of specialty chemical producer Celanese benefited from increased worldwide demand for chemical feedstocks ethylene and propylene. Within the consumer staples sector, shares of small-cap personal products maker Chattem were strong as their acquisition of well known brand products from Johnson & Johnson, such as Kaopectate, ACT, Cortizone-10 and Balmex, added more in earnings than was originally anticipated.

The Fund continued to benefit from strong merger and acquisition activity among its holdings, as both strategic acquirers and private equity firms remained very active. During the fiscal year, eleven of our holdings received merger offers, which are either closed or still pending. The most notable contributors were the takeovers of First Data and Dollar General by the investment group KKR, Biomet by an investment consortium led by the Blackstone Group, Paxar by Avery Dennison and Triad Hospitals by Community Health Systems. The Fund has three deals waiting for completion as of the reporting date: the purchase of Clear Channel Communications by Bain Capital, the purchase of regional bank USB Holdings by KeyCorp and the pending merger of TransOcean and Global Santa Fe.

1

Portfolio Managers’ Letter (continued)
TOTAL RETURN FUND

The Fund maintained a diverse allocation strategy, which at the end of the reporting period was 57% large cap, 16% mid cap and 27% small cap, according to Lipper’s market capitalization ranges. While the large- and mid-cap components delivered satisfactory results, performance in the small-cap area was weaker as stock selection detracted particularly during the more volatile second half of the year.

During the review period, the Fund maintained a fixed income allocation of 35.3% of total assets, in addition to a 4.8% cash position. The fixed income investments were primarily allocated among high grade corporate bonds, U.S. government notes and mortgage-backed securities. The Fund had no investments in subprime mortgage-backed securities.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

Edwin D. Miska
Portfolio Manager and
Director of Equities, First Investors Management Company, Inc.

Clark D. Wagner
Portfolio Manager and
Director of Fixed Income, First Investors Management Company, Inc.

November 1, 2007

2

Understanding Your Fund’s Expenses
FIRST INVESTORS EQUITY FUNDS
FIRST INVESTORS INCOME FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, including a sales charge (load) on purchase payments (on Class A shares only), a contingent deferred sales charge on redemptions (on Class B shares only); and (2) ongoing costs, including advisory fees; distribution and service fees (12b-1); and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, April 1, 2007, and held for the entire six-month period ended September 30, 2007. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses Example:

These amounts help you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To estimate the expenses you paid on your account during this period, simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period”.

Hypothetical Expenses Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for Class A and Class B shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transaction costs, such as front-end or contingent deferred sales charges (loads). Therefore, the hypothetical expenses example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

3

Fund Expenses
TOTAL RETURN FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(4/1/07)	(9/30/07)	(4/1/07-9/30/07)*

Expense Example – Class A Shares
Actual	$1,000.00	$1,037.76	$6.69
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,018.50	$6.63

Expense Example – Class B Shares
Actual	$1,000.00	$1,034.67	$10.25
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,014.99	$10.15

* Expenses are equal to the annualized expense ratio of 1.31% for Class A shares and 2.01% for
   Class B shares, multiplied by the average account value over the period, multiplied by 183/365
   (to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2007, and are based on the total value of investments.

Cumulative Performance Information
TOTAL RETURN FUND

Comparison of change in value of $10,000 investment in the First Investors Total Return
Fund (Class A shares), the Merrill Lynch U.S. Corporate & Government Master Index and the
Standard & Poor's 500 Index.

The graph compares a $10,000 investment in the First Investors Total Return Fund (Class A shares) beginning 12/31/97 with theoretical investments in the Merrill Lynch Corporate & Government Master Index and the Standard & Poor’s 500 Index (the “Indices”). The Merrill Lynch U.S. Corporate & Government Master Index is unmanaged and tracks the performance of U.S. dollar-denominated investment grade U.S.  Government and corporate public debt issued in the U.S. domestic bond market, excluding collateralized products such as mortgage pass-through and assets backed securities. Qualifying bonds have at least one year to maturity, a fixed coupon schedule and minimum amount outstanding of $1 billion for U.S. Treasuries and $150 million for all other securities. The Standard & Poor’s 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of such stocks, which represent all major industries. It is not possible to invest directly in these Indices. In addition, the Indices do not reflect fees and expenses associated with the active management of a mutual fund portfolio. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 9/30/07) include the reinvestment of all dividends and distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%) . The Class B “S.E.C. Standardized” returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Return for Five Years and Ten Years would have been 9.01% and 4.37%, respectively. The Class B  “S.E.C. Standardized” Average Annual Total Return for Five Years and Ten Years would have been 9.27% and 4.40%, respectively. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch U.S. Corporate & Government Master Index figures are from Merrill Lynch & Co., Standard & Poor’s 500 Index figures are from Standard & Poor's and all other figures are from First Investors Management Company, Inc.

Portfolio of Investments
TOTAL RETURN FUND
September 30, 2007

Shares		Security	Value

		COMMON STOCKS—58.8%

		Consumer Discretionary—9.7%
81,800		bebe stores, inc.	$1,196,734
62,100		Brown Shoe Company, Inc.	1,204,740
32,100	*	Carter’s, Inc.	640,395
51,900		CBS Corporation – Class “B”	1,634,850
60,900	*	CEC Entertainment, Inc.	1,636,383
40,000		Cinemark Holdings, Inc.	742,400
49,600		Clear Channel Communications, Inc.	1,857,024
26,100	*	Eddie Bauer Holdings, Inc.	224,460
83,600		Foot Locker, Inc.	1,281,588
13,100		Genuine Parts Company	655,000
49,700		H&R Block, Inc.	1,052,646
62,200		Home Depot, Inc.	2,017,768
14,300		J.C. Penney Company, Inc.	906,191
40,000		Journal Register Company	96,000
30,200		Kenneth Cole Productions, Inc. – Class “A”	584,974
40,200		Leggett & Platt, Inc.	770,232
55,500	*	Lincoln Educational Services Corporation	723,720
56,400		McDonald’s Corporation	3,072,108
102,700	*	Morgans Hotel Group Company	2,233,725
57,700		Movado Group, Inc.	1,841,784
65,200		Newell Rubbermaid, Inc.	1,879,064
22,400		Orient-Express Hotels, Ltd.	1,148,448
12,900		Polo Ralph Lauren Corporation – Class “A”	1,002,975
71,100	*	Quiksilver, Inc.	1,016,730
66,300		Ruby Tuesday, Inc.	1,215,942
17,500		Sherwin-Williams Company	1,149,925
28,500	*	Skechers U.S.A., Inc. – Class “A”	629,850
53,900		Staples, Inc.	1,158,311
26,800	*	Steiner Leisure, Ltd.	1,163,120
29,550	*	Viacom, Inc. – Class “B”	1,151,564
79,200		Westwood One, Inc.	217,800
56,460		Wyndham Worldwide Corporation	1,849,630

			37,956,081

		Consumer Staples—4.3%
41,200		Altria Group, Inc.	2,864,636
34,200		Avon Products, Inc.	1,283,526
15,500	*	Chattem, Inc.	1,093,060
18,100		Coca-Cola Company	1,040,207
58,200		CVS Caremark Corporation	2,306,466

6

Shares		Security	Value

		Consumer Staples (continued)
28,549		Kraft Foods, Inc. – Class “A”	$985,226
123,200		Nu Skin Enterprises, Inc. – Class “A”	1,990,912
13,400		PepsiCo, Inc.	981,684
20,800		Procter & Gamble Company	1,463,072
22,824		Tootsie Roll Industries, Inc.	605,521
39,600		Wal-Mart Stores, Inc.	1,728,540
8,475		WD-40 Company	289,337

			16,632,187

		Energy—5.4%
15,400		Anadarko Petroleum Corporation	827,750
65,900	*	Cal Dive International, Inc.	988,500
12,950		Chesapeake Energy Corporation	456,617
23,200		ConocoPhillips	2,036,264
29,900		ExxonMobil Corporation	2,767,544
1,897		Hugoton Royalty Trust	44,845
8,386		Marathon Oil Corporation	478,170
41,400		Noble Corporation	2,030,670
19,900	*	North American Energy Partners, Inc.	343,474
32,700		Sasol, Ltd. (ADR)	1,405,773
38,800		Suncor Energy, Inc.	3,678,628
18,200	*	Swift Energy Company	744,744
23,400	*	Transocean, Inc.	2,645,370
20,200		World Fuel Services Corporation	824,362
31,066		XTO Energy, Inc.	1,921,121

			21,193,832

		Financials—8.8%
13,600		American Express Company	807,432
28,900		American International Group, Inc.	1,955,085
2,580		Ameriprise Financial, Inc.	162,824
34,100		Astoria Financial Corporation	904,673
39,200		Bank of America Corporation	1,970,584
40,000		Brookline Bancorp, Inc.	463,600
17,092		Capital One Financial Corporation	1,135,421
35,300		Citigroup, Inc.	1,647,451
52,300		Colonial BancGroup, Inc.	1,130,726
26,550	*	Discover Financial Services	552,240
64,350	*	First Mercury Financial Corporation	1,384,168
13,024		Hartford Financial Services Group, Inc.	1,205,371

7

Portfolio of Investments (continued)
TOTAL RETURN FUND
September 30, 2007

Shares		Security	Value

		Financials (continued)
47,200		JPMorgan Chase & Company	$2,162,704
16,800		Lehman Brothers Holdings, Inc.	1,037,064
16,900		Merrill Lynch & Company, Inc.	1,204,632
23,900		Morgan Stanley	1,505,700
53,500		New York Community Bancorp, Inc.	1,019,175
71,100		NewAlliance Bancshares, Inc.	1,043,748
13,100		Plum Creek Timber Company, Inc. (REIT)	586,356
34,800		South Financial Group, Inc.	791,352
58,775		Sovereign Bancorp, Inc.	1,001,526
67,700		Sunstone Hotel Investors, Inc.	1,735,828
19,600		SunTrust Banks, Inc.	1,483,132
52,500		U.S. Bancorp	1,707,825
53,845		U.S.B. Holding Company, Inc.	1,250,819
26,000		Wachovia Corporation	1,303,900
34,300		Washington Mutual, Inc.	1,211,133
16,300		Webster Financial Corporation	686,556
36,500		Wells Fargo & Company	1,300,130

			34,351,155

		Health Care—5.6%
42,400		Abbott Laboratories	2,273,488
18,500		Aetna, Inc.	1,003,995
12,300	*	Amgen, Inc.	695,811
5,800		Baxter International, Inc.	326,424
12,675	*	Covidien, Ltd.	526,013
5,200	*	Genentech, Inc.	405,704
45,900		Johnson & Johnson	3,015,630
13,400	*	Laboratory Corporation of America Holdings	1,048,282
19,400		Medtronic, Inc.	1,094,354
21,200		Merck & Company, Inc.	1,095,828
112,280		Pfizer, Inc.	2,743,000
32,600		Sanofi-Aventis (ADR)	1,382,892
32,900	*	St. Jude Medical, Inc.	1,449,903
25,600	*	Thermo Fisher Scientific, Inc.	1,477,632
23,000	*	TriZetto Group, Inc.	402,730
14,350		UnitedHealth Group, Inc.	694,970
46,700		Wyeth	2,080,485

			21,717,141

8

Shares		Security	Value

		Industrials—11.1%
40,200		3M Company	$3,761,916
27,000	*	AAR Corporation	819,180
22,500		Alexander & Baldwin, Inc.	1,127,925
95,704	*	Altra Holdings, Inc.	1,595,386
31,700	*	Armstrong World Industries, Inc.	1,286,703
13,600		Avery Dennison Corporation	775,472
62,000		Barnes Group, Inc.	1,979,040
25,450	*	BE Aerospace, Inc.	1,056,938
21,600		Burlington Northern Santa Fe Corporation	1,753,272
26,000		Caterpillar, Inc.	2,039,180
36,500	*	Gardner Denver, Inc.	1,423,500
66,600		General Electric Company	2,757,240
10,500	*	Genlyte Group, Inc.	674,730
38,800		Harsco Corporation	2,299,676
51,800		Honeywell International, Inc.	3,080,546
9,000		Hubbell, Inc. – Class “B”	514,080
31,900		Illinois Tool Works, Inc.	1,902,516
74,100		Knoll, Inc.	1,314,534
14,300		Lockheed Martin Corporation	1,551,407
25,700	*	Mobile Mini, Inc.	620,912
12,800	*	Navigant Consulting, Inc.	162,048
23,600		Northrop Grumman Corporation	1,840,800
41,000	*	PGT, Inc.	325,130
27,000	*	Pinnacle Airlines Corporation	432,540
14,100		Precision Castparts Corporation	2,086,518
13,000		Steelcase, Inc. – Class “A”	233,740
64,500		TAL International Group, Inc.	1,617,015
12,675		Tyco International, Ltd.	562,010
44,900		United Technologies Corporation	3,613,552

			43,207,506

		Information Technology—9.2%
7,900	*	CACI International, Inc. – Class “A”	403,611
105,600	*	Cisco Systems, Inc.	3,496,416
38,800	*	Electronics for Imaging, Inc.	1,042,168
96,900	*	EMC Corporation	2,015,520
79,400	*	Entrust, Inc.	169,122
38,600		Harris Corporation	2,230,694
42,900		Hewlett-Packard Company	2,135,991
48,500		Intel Corporation	1,254,210
30,800		International Business Machines Corporation	3,628,240

9

Portfolio of Investments (continued)
TOTAL RETURN FUND
September 30, 2007

Shares		Security	Value

		Information Technology (continued)
92,900		Microsoft Corporation	$2,736,834
72,100		Motorola, Inc.	1,336,013
50,500	*	NCI, Inc. – Class “A”	955,460
52,200		Nokia Corporation – Class “A” (ADR)	1,979,946
89,400	*	Parametric Technology Corporation	1,557,348
35,600		QUALCOMM, Inc.	1,504,456
161,500	*	Silicon Image, Inc.	831,725
75,800	*	SMART Modular Technologies (WWH), Inc.	541,970
52,500	*	Symantec Corporation	1,017,450
106,500	*	TIBCO Software, Inc.	787,035
12,675		Tyco Electronics, Ltd.	449,075
13,500	*	ValueClick, Inc.	303,210
36,000	*	Varian Semiconductor Equipment Associates, Inc.	1,926,720
19,300	*	VeriSign, Inc.	651,182
31,476		Western Union Company	660,052
22,000	*	Wright Express Corporation	802,780
52,300		Xilinx, Inc.	1,367,122

			35,784,350

		Materials—3.5%
7,800		Ashland, Inc.	469,638
52,600		Celanese Corporation – Series “A”	2,050,348
21,900		Dow Chemical Company	943,014
20,900		Freeport-McMoRan Copper & Gold, Inc.	2,192,201
32,500		Lubrizol Corporation	2,114,450
14,400		PPG Industries, Inc.	1,087,920
16,800		Praxair, Inc.	1,407,168
52,200		RPM International, Inc.	1,250,190
13,000		Scotts Miracle-Gro Company – Class “A”	555,750
30,250		Temple-Inland, Inc.	1,592,057

			13,662,736

		Telecommunication Services—.7%
43,200		AT&T, Inc.	1,827,792
19,600		Verizon Communications, Inc.	867,888

			2,695,680

10

Shares or
Principal
Amount	Security	Value

	Utilities—.5%
30,200	Atmos Energy Corporation	$855,264
19,500	Consolidated Edison, Inc.	902,850

		1,758,114

Total Value of Common Stocks (cost $164,509,642)		228,958,782

	CORPORATE BONDS—12.4%

	Aerospace/Defense—.3%
$ 500M	Boeing Co., 7.25%, 2025	574,967
500M	Precision Castparts Corp., 5.6%, 2013	510,800

		1,085,767

	Automotive—.1%
500M	Daimler Chrysler NA Holdings Corp., 5.75%, 2009	505,422

	Chemicals—.2%
900M	Praxair, Inc., 5.375%, 2016	884,757

	Consumer Non-Durables—.2%
700M	Newell Rubbermaid, Inc., 6.75%, 2012	726,974

	Energy—.6%
500M	ConocoPhillips, 5.625%, 2016	498,938
500M	Kinder Morgan Finance Co., 5.35%, 2011	489,133
1,000M	Northern Border Pipeline Co., 7.1%, 2011	1,051,475
419M	Pacific Energy Partners LP, 7.125%, 2014	430,076

		2,469,622

	Financial Services—1.9%
950M	Citigroup, Inc., 6%, 2033	928,535
1,000M	Endurance Specialty Holdings, Ltd., 7%, 2034	930,209
310M	GATX Financial Corp., 5.5%, 2012	309,051
1,000M	Goldman Sachs Group, Inc., 6.45%, 2036	978,871
500M	Hibernia Corp., 5.35%, 2014	481,287
760M	Independence Community Bank Corp., 4.9%, 2010	741,737
500M	JPMorgan Chase & Co., 5.25%, 2015	484,180
765M	Marshall & Ilsley Bank, 5.2%, 2017	731,200
500M	MetLife, Inc., 6.4%, 2036	476,947
1,000M	Nationsbank Corp., 7.8%, 2016	1,122,350
335M	Washington Mutual Bank, 5.95%, 2013	331,086

		7,515,453

11

Portfolio of Investments (continued)
TOTAL RETURN FUND
September 30, 2007

Principal
Amount	Security	Value

	Financials—1.3%
$ 500M	Caterpillar Financial Services Corp., 5.85%, 2017	$505,495
927M	Ford Motor Credit Co., 9.75%, 2010	946,309
500M	General Electric Capital Corp., 5.625%, 2017	500,806
1,000M	General Motors Acceptance Corp., 7.75%, 2010	992,376
625M	Health Care Property Investors, Inc., 6%, 2017	597,924
1,000M	International Lease Finance Corp., 5.625%, 2013	992,720
500M	Siemens Financieringsmaatschappij NV, 5.75%, 2016 †	505,108

		5,040,738

	Food/Beverage/Tobacco—1.0%
1,000M	Altria Group, Inc., 7%, 2013	1,088,079
500M	Anheuser-Busch Cos., Inc., 4.375%, 2013	476,236
200M	Bottling Group, LLC , 5%, 2013	196,701
1,170M	Bunge Limited Finance Corp., 5.875%, 2013	1,160,961
1,000M	Coca-Cola Enterprises, Inc., 7.125%, 2017	1,111,160

		4,033,137

	Food/Drug—.2%
700M	Kroger Co., 6.75%, 2012	736,817

	Gaming/Leisure—.4%
700M	International Speedway Corp., 4.2%, 2009	692,084
750M	MGM Mirage, Inc., 8.5%, 2010	787,500

		1,479,584

	Health Care—.4%
500M	Abbott Laboratories, 5.875%, 2016	505,347
336M	Baxter International, Inc., 5.9%, 2016	339,339
800M	Wyeth, 6.95%, 2011	839,082

		1,683,768

	Information Technology—.3%
1,000M	International Business Machines Corp., 7%, 2025	1,105,244

	Manufacturing—.5%
1,000M	Caterpillar, Inc., 6.05%, 2036	1,004,680
1,000M	Crane Co., 6.55%, 2036	985,207

		1,989,887

12

Principal
Amount	Security	Value

	Media-Broadcasting—.4%
$ 750M	Comcast Cable Communications, Inc., 7.125%, 2013	$799,280
800M	Cox Communications, Inc., 5.5%, 2015	773,166

		1,572,446

	Media-Diversified—1.1%
	AOL Time Warner, Inc.:
750M	6.75%, 2011	780,154
1,000M	6.875%, 2012	1,050,308
500M	News America, Inc., 5.3%, 2014	487,149
705M	Viacom, Inc., 8.625%, 2012	788,514
1,000M	Walt Disney Co., 5.7%, 2011	1,015,133

		4,121,258

	Metals/Mining—.4%
1,000M	Alcoa, Inc., 6%, 2012	1,020,853
500M	Vale Overseas, Ltd., 6.875%, 2036	517,633

		1,538,486

	Real Estate Investment Trusts—.2%
700M	Mack-Cali Realty LP, 7.75%, 2011	750,103

	Retail-General Merchandise—.4%
500M	Lowe’s Companies, Inc., 5.6%, 2012	505,443
1,200M	Wal-Mart Stores, Inc., 5.8%, 2018	1,210,639

		1,716,082

	Telecommunications—.8%
800M	GTE Corp., 6.84%, 2018	854,853
600M	SBC Communications, Inc., 6.25%, 2011	617,888
600M	Verizon New York, Inc., 6.875%, 2012	632,652
1,000M	Vodafone AirTouch PLC, 7.75%, 2010	1,056,392

		3,161,785

	Transportation—.6%
500M	Burlington Northern Santa Fe Corp., 4.3%, 2013	472,096
500M	Canadian Pacific Railroad Co., 5.95%, 2037	463,212
335M	FedEx Corp., 5.5%, 2009	338,895
1,000M	Union Pacific Corp., 7.375%, 2009	1,044,965

		2,319,168

13

Portfolio of Investments (continued)
TOTAL RETURN FUND
September 30, 2007

Principal
Amount	Security	Value

	Utilities—.8%
$ 1,000M	Carolina Power & Light, Inc., 5.15%, 2015	$970,738
350M	Entergy Gulf States, Inc., 5.25%, 2015	330,410
1,000M	Great River Energy Co., 5.829%, 2017 †	1,024,152
900M	Public Service Electric & Gas Co., 6.75%, 2016	964,184

		3,289,484

	Waste Management—.3%
1,000M	Waste Management, Inc., 6.875%, 2009	1,034,003

Total Value of Corporate Bonds (cost $49,041,842)		48,759,985

	MORTGAGE-BACKED CERTIFICATES—10.6%
	Fannie Mae—10.0%
12,223M	5.5%, 4/1/2033—3/1/2037	11,996,150
18,916M	6%, 5/1/2036—8/1/2037	18,950,269
5,722M	6.5%, 11/1/2033—7/1/2037	5,834,370
1,881M	7%, 3/1/2032—8/1/2032	1,975,191

		38,755,980

	Freddie Mac—.6%
2,295M	6%, 9/1/2032—10/1/2035	2,302,690

Total Value of Mortgage-Backed Certificates (cost $41,214,243)		41,058,670

	U.S. GOVERNMENT AGENCY OBLIGATIONS—9.2%
	Fannie Mae:
2,000M	6%, 2012	2,005,018
5,000M	5.4%, 2013	5,000,485
4,000M	6%, 2014	4,009,964
5,000M	6%, 2015	5,001,370
4,000M	6%, 2016	4,001,604
1,000M	6%, 2016	1,001,869
1,000M	6.5%, 2017	1,002,502
	Federal Farm Credit Bank:
4,650M	4.94%, 2012	4,636,134
3,000M	5.33%, 2013	2,999,982
5,000M	Federal Home Loan Bank, 6%, 2013	5,044,690
1,000M	Freddie Mac, 6%, 2017	1,019,083

Total Value of U.S. Government Agency Obligations (cost $35,620,587)		35,722,701

14

Principal
Amount	Security	Value

	U.S. GOVERNMENT OBLIGATIONS—3.2%
	U.S. Treasury Notes:
$ 5,000M	4.5%, 2012	$5,062,110
7,000M	5.375%, 2031	7,495,474

Total Value of U.S. Government Obligations (cost $12,419,736)		12,557,584

	MUNICIPAL BONDS—.8%
3,000M	Tobacco Settlement Fin. Auth., West Virginia, Series “A”,
	7.467%, 2047 (cost $3,000,000)	2,953,470

	PASS THROUGH CERTIFICATES—.2%
	Transportation
613M	Continental Airlines, Inc., 8.388%, 2020 (cost $640,188)	611,594

	SHORT-TERM CORPORATE NOTES—4.5%
	General Electric Capital Corp.:
11,100M	4.72%, 10/10/07	11,083,983
1,000M	4.74%, 10/15/07	997,893
3,500M	5.24%, 10/23/07	3,487,730
2,000M	New Jersey Natural Gas Co., 4.75%, 10/9/07	1,997,359

Total Value of Short-Term Corporate Notes (cost $17,566,965)		17,566,965

Total Value of Investments (cost $324,013,203)	99.7%	388,189,751
Other Assets, Less Liabilities	. 3	1,279,596

Net Assets	100.0%	$389,469,347

* Non-income producing
 † Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4).

 Summary of Abbreviations:
ADR  American Depositary Receipts
REIT  Real Estate Investment Trusts

See notes to financial statements	15

Portfolio Manager’s Letter
VALUE FUND

Dear Investor:

This is the annual report for the First Investors Value Fund for the fiscal year ended September 30, 2007. During the period, the Fund’s return on a net asset value basis was 11.4% for Class A shares and 10.6% for Class B shares, including dividends of 10.0 cents per share on Class A shares and 4.4 cents per share on Class B shares.

Although the Fund benefited from positive returns across all major economic sectors, the energy sector was the leading sector for the Fund. The Fund’s biggest individual contributors to performance were Marathon Oil, Chevron and McDonald’s.

The Fund benefited from an underweight position in health care stocks, which lagged broad market returns. Stock selection in the financials sector was also beneficial to the Fund. Within this sector, performance was driven by A.G. Edwards, a brokerage firm that agreed to be acquired by Wachovia, and Brookfield Asset Management, an asset management company with substantial real estate and power generation assets.

While the Fund lagged the S&P 500 Index, this was primarily due to the fact that the Fund employs a multi-cap strategy. As a result, the Fund held small-cap stocks, which as a class did not perform as well as mid- and large-cap stocks. The S&P 500 is predominantly made up of large- and mid-cap stocks.

On a relative basis, the Fund’s sector allocation in the energy, information technology and consumer discretionary sectors hurt performance. The Fund was underweight in energy and information technology, two top-performing sectors, and overweight in consumer discretionary, a weaker performing sector. In addition, stock selection in the industrials, materials and utilities sectors had a negative impact. The two poorest performing stocks were Talbot’s, a women’s apparel retailer and Lee Enterprises, a newspaper publisher. The Fund’s cash position was also a drag on performance.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

Matthew S. Wright
Portfolio Manager

November 1, 2007

16

Fund Expenses
VALUE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(4/1/07)	(9/30/07)	(4/1/07-9/30/07)*

Expense Example – Class A Shares
Actual	$1,000.00	$1,024.96	$6.70
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,018.45	$6.68

Expense Example – Class B Shares
Actual	$1,000.00	$1,020.55	$10.23
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,014.94	$10.20

* Expenses are equal to the annualized expense ratio of 1.32% for Class A shares and 2.02%
   for Class B shares, multiplied by the average account value over the period, multiplied by
   183/365 (to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2007, and are based on the total value of investments.

17

Cumulative Performance Information
VALUE FUND

Comparison of change in value of $10,000 investment in the First Investors Value Fund
(Class A shares) and the Standard & Poor's 500 Index.

The graph compares a $10,000 investment in the First Investors Value Fund (Class A shares) beginning 10/31/97 with a theoretical investment in the Standard & Poor’s 500 Index (the “Index”). The Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of such stocks, which represent all major industries. It is not possible to invest directly in this Index. In addition, the Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 9/30/07) include the reinvestment of all dividends and distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02 the maximum sales charge was 6.25%) . The Class B “S.E.C. Standardized” returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Standard & Poor’s 500 Index figures are from Standard & Poor’s and all other figures are from First Investors Management Company, Inc.

Portfolio of Investments
VALUE FUND
September 30, 2007

Shares		Security	Value

		COMMON STOCKS—93.6%
		Consumer Discretionary—15.9%
10,500		Autoliv, Inc.	$627,375
123,600		bebe stores, inc.	1,808,268
24,500		Best Buy Company, Inc.	1,127,490
58,900		Bob Evans Farms, Inc.	1,777,602
48,900		Carnival Corporation	2,368,227
34,300		CBS Corporation – Class “B”	1,080,450
80,300		Cinemark Holdings, Inc.	1,490,368
102,500		Clear Channel Communications, Inc.	3,837,600
107,100		Family Dollar Stores, Inc.	2,844,576
46,000		Gannett Company, Inc.	2,010,200
46,000		Genuine Parts Company	2,300,000
62,000		H&R Block, Inc.	1,313,160
14,825	*	Hanesbrands, Inc.	415,990
99,900		Haverty Furniture Companies, Inc.	876,123
89,000		Home Depot, Inc.	2,887,160
24,700		J.C. Penney Company, Inc.	1,565,239
57,600		Jones Apparel Group, Inc.	1,217,088
61,200		Kenneth Cole Productions, Inc. – Class “A”	1,185,444
118,600		Lee Enterprises, Inc.	1,846,602
118,300		Leggett & Platt, Inc.	2,266,628
31,600		Liz Claiborne, Inc.	1,084,828
16,400		Magna International, Inc. – Class “A”	1,579,484
75,100		Marine Products Corporation	636,848
102,600		McDonald’s Corporation	5,588,622
111,100		Modine Manufacturing Company	2,957,482
101,700		New York Times Company – Class “A”	2,009,592
42,500		Newell Rubbermaid, Inc.	1,224,850
102,600		Pearson PLC (ADR)	1,586,196
100,100		Ruby Tuesday, Inc.	1,835,834
50,000		Staples, Inc.	1,074,500
132,000		Stein Mart, Inc.	1,004,520
118,100		Talbots, Inc.	2,125,800
61,700		Tiffany & Company	3,229,995
170,800		Time Warner, Inc.	3,135,888
32,901		Tribune Company	898,855
123,700		Walt Disney Company	4,254,043
32,920		Wyndham Worldwide Corporation	1,078,459

			70,151,386

19

Portfolio of Investments (continued)
VALUE FUND
September 30, 2007

Shares	Security	Value

	Consumer Staples—11.0%
88,800	Anheuser-Busch Companies, Inc.	$4,439,112
76,400	Avon Products, Inc.	2,867,292
66,000	B&G Foods, Inc. – Class “A”	844,800
86,600	Coca-Cola Company	4,976,902
59,400	ConAgra Foods, Inc.	1,552,122
34,141	Del Monte Foods Company	358,481
45,200	Diageo PLC (ADR)	3,965,396
34,100	Estee Lauder Companies, Inc. – Class “A”	1,447,886
41,400	Fomento Economico Mexicano SA de CV (ADR)	1,548,360
53,600	H.J. Heinz Company	2,476,320
71,300	Hershey Company	3,309,033
47,100	Kimberly-Clark Corporation	3,309,246
133,700	Kraft Foods, Inc. – Class “A”	4,613,987
19,900	Pepsi Bottling Group, Inc.	739,683
46,800	Ruddick Corporation	1,569,672
148,200	Sara Lee Corporation	2,473,458
50,625	Tasty Baking Company	510,806
106,700	Topps Company, Inc.	1,033,923
37,100	UST, Inc.	1,840,160
100,900	Wal-Mart Stores, Inc.	4,404,285

		48,280,924

	Energy—8.0%
53,900	Anadarko Petroleum Corporation	2,897,125
45,300	BP PLC (ADR)	3,141,555
65,917	Chevron Corporation	6,168,513
54,400	ConocoPhillips	4,774,688
36,100	Diamond Offshore Drilling, Inc.	4,089,769
8,100	Hess Corporation	538,893
101,600	Marathon Oil Corporation	5,793,232
54,100	Royal Dutch Shell PLC – Class “A” (ADR)	4,445,938
57,600	Tidewater, Inc.	3,619,584

		35,469,297

	Financials—24.1%
44,000	A.G. Edwards, Inc.	3,736,040
19,600	ACE, Ltd.	1,187,172
28,500	Allstate Corporation	1,629,915
31,000	American International Group, Inc.	2,097,150
51,600	Aon Corporation	2,312,196

20

Shares		Security	Value

		Financials (continued)
45,000		Aspen Insurance Holdings, Ltd.	$1,255,950
35,000		Assured Guaranty, Ltd.	950,950
166,200		Bank Mutual Corporation	1,959,498
94,266		Bank of America Corporation	4,738,752
104,528		Bank of New York Mellon Corporation	4,613,866
147,375		Brookfield Asset Management, Inc. – Class “A”	5,673,938
96,200		Brookline Bancorp, Inc.	1,114,958
25,903		Capital One Financial Corporation	1,720,736
43,456		Chubb Corporation	2,330,980
54,047		Cincinnati Financial Corporation	2,340,776
93,600		Citigroup, Inc.	4,368,312
44,800		Comerica, Inc.	2,297,344
45,300	*	Discover Financial Services	942,240
41,400		EMC Insurance Group, Inc.	1,075,986
39,149		Erie Indemnity Company – Class “A”	2,393,178
21,000		FBL Financial Group, Inc. – Class “A”	829,290
85,900		First Potomac Realty Trust (REIT)	1,872,620
91,300		Hudson City Bancorp, Inc.	1,404,194
102,800		Invesco PLC (ADR)	2,806,440
102,100		JPMorgan Chase & Company	4,678,222
48,600		KeyCorp	1,571,238
44,074		Lincoln National Corporation	2,907,562
41,900		Merrill Lynch & Company, Inc.	2,986,632
53,600		Morgan Stanley	3,376,800
119,200		NewAlliance Bancshares, Inc.	1,749,856
33,900		One Liberty Properties, Inc. (REIT)	659,355
100,000		People’s United Financial, Inc.	1,728,000
55,800		Plum Creek Timber Company, Inc. (REIT)	2,497,608
31,500		PMI Group, Inc.	1,030,050
48,800		PNC Financial Services Group, Inc.	3,323,280
96,500		Progressive Corporation	1,873,065
51,000		Protective Life Corporation	2,164,440
115,117		Regions Financial Corporation	3,393,649
34,400		St. Joe Company	1,156,184
43,893		State Street Corporation	2,991,747
36,700		SunTrust Banks, Inc.	2,777,089
116,400		U-Store-It Trust (REIT)	1,536,480
44,200		Wachovia Corporation	2,216,630
54,000		Waddell & Reed Financial, Inc. – Class “A”	1,459,620
9,000		Washington Mutual, Inc.	317,790

21

Portfolio of Investments (continued)
VALUE FUND
September 30, 2007

Shares		Security	Value

		Financials (continued)
96,300		Wells Fargo & Company	$3,430,206
97,300		Westfield Financial, Inc.	944,783

			106,422,767

		Health Care—5.1%
74,800		Abbott Laboratories	4,010,776
23,875	*	Covidien, Ltd.	990,813
49,100		GlaxoSmithKline PLC (ADR)	2,612,120
90,800		Johnson & Johnson	5,965,560
32,100		Novartis AG (ADR)	1,764,216
179,500		Pfizer, Inc.	4,385,185
81,700		Schering-Plough Corporation	2,584,171

			22,312,841

		Industrials—7.8%
26,000		3M Company	2,433,080
2,600		Alexander & Baldwin, Inc.	130,338
38,600		Avery Dennison Corporation	2,200,972
57,200		Dover Corporation	2,914,340
87,200		Federal Signal Corporation	1,339,392
41,300		General Dynamics Corporation	3,488,611
69,000		Honeywell International, Inc.	4,103,430
17,800		Hubbell, Inc. – Class “B”	1,016,736
21,000		Illinois Tool Works, Inc.	1,252,440
32,422		Lawson Products, Inc.	1,128,610
86,200		Masco Corporation	1,997,254
39,600		Norfolk Southern Corporation	2,055,636
59,600		Pitney Bowes, Inc.	2,707,032
7,500		SPX Corporation	694,200
23,875		Tyco International, Ltd.	1,058,618
47,400		United Parcel Service, Inc. – Class “B”	3,559,740
139,600		Werner Enterprises, Inc.	2,394,140

			34,474,569

		Information Technology—6.4%
46,000		Automatic Data Processing, Inc.	2,112,780
45,700		AVX Corporation	735,770
33,765		Bel Fuse, Inc. – Class “B”	1,170,295
19,100		Broadridge Financial Solutions, Inc.	361,945
30,200		Fair Isaac Corporation	1,090,522

22

Shares		Security	Value

		Information Technology (continued)
76,400		Hewlett-Packard Company	$3,803,956
65,000		Intel Corporation	1,680,900
12,200		International Business Machines Corporation	1,437,160
159,100		Methode Electronics, Inc.	2,394,455
120,500		Microsoft Corporation	3,549,930
54,600		Molex, Inc.	1,470,378
130,700		Motorola, Inc.	2,421,871
76,000		Nokia Corporation – Class “A” (ADR)	2,882,680
91,600	*	Planar Systems, Inc.	614,636
34,000		Texas Instruments, Inc.	1,244,060
32,775		Tyco Electronics, Ltd.	1,161,218

			28,132,556

		Materials—7.7%
36,400		Air Products & Chemicals, Inc.	3,558,464
44,400		Albemarle Corporation	1,962,480
63,200		Alcoa, Inc.	2,472,384
20,400		Bemis Company, Inc.	593,844
124,330		Chemtura Corporation	1,105,294
56,600		Compass Minerals International, Inc.	1,926,664
103,300		Dow Chemical Company	4,448,098
79,200		DuPont (E.I.) de Nemours & Company	3,925,152
32,000		Glatfelter	474,880
106,200		Louisiana-Pacific Corporation	1,802,214
61,700		Lubrizol Corporation	4,014,202
60,100		MeadWestvaco Corporation	1,774,753
73,830		Myers Industries, Inc.	1,463,311
144,800		Sappi, Ltd. (ADR)	2,215,440
66,600		Sonoco Products Company	2,009,988
45,223		Tronox, Inc. – Class “B”	408,364

			34,155,532

		Telecommunication Services—4.1%
9,651		ALLTEL Corporation	672,482
135,430		AT&T, Inc.	5,730,043
55,200		D&E Communications, Inc.	784,944
4,120		Embarq Corporation	229,072
50,900		Nippon Telegraph and Telephone Corporation (ADR)	1,184,443
142,600		Sprint Nextel Corporation	2,709,400
24,000		Telephone & Data Systems, Inc.	1,602,000

23

Portfolio of Investments (continued)
VALUE FUND
September 30, 2007

Shares	Security	Value

	Telecommunication Services (continued)
30,000	Telephone & Data Systems, Inc. – Special Shares	$1,860,000
73,828	Verizon Communications, Inc.	3,269,104
9,978	Windstream Corporation	140,889

		18,182,377

	Utilities—3.5%
29,250	American States Water Company	1,140,750
41,400	FPL Group, Inc.	2,520,431
84,250	MDU Resources Group, Inc.	2,345,520
85,800	NiSource, Inc.	1,642,211
37,700	Northwest Natural Gas Company	1,722,890
40,200	ONEOK, Inc.	1,905,480
51,200	Southwest Gas Corporation	1,448,448
48,700	United Utilities PLC (ADR)	1,389,075
50,300	Vectren Corporation	1,372,686

		15,487,491

Total Value of Common Stocks (cost $308,539,111)		413,069,740

	PREFERRED STOCKS—.6%
	Financials—.2%
44,000	Citigroup Capital XVI, 6.45%, 2066 – Series “W”	1,030,040

	Telecommunication Services—.2%
44,800	AT&T, Inc., 6.375%, 2056	1,067,136

	Utilities—.2%
31,600	Entergy Louisiana, LLC, 7.6%, 2032	790,632

Total Value of Preferred Stocks (cost $3,035,047)		2,887,808

	CONVERTIBLE PREFERRED STOCKS—.4%
	Financials
56,900	Lehman Brothers Holdings, Inc., 6.25%, 2007 – Series “GIS”
	(cost $1,446,983)	1,536,300

24

Principal
Amount	Security	Value

	CORPORATE BONDS—.1%
	Utilities
$ 500M	Union Electric Co., 6.75%, 2008 (cost $499,872)	$502,954

	SHORT-TERM CORPORATE NOTES—5.2%
19,700M	General Electric Capital Corp., 4.72%, 10/10/07	19,671,573
3,100M	New Jersey Natural Gas Co., 4.75%, 10/12/07	3,094,681

Total Value of Short-Term Corporate Notes (cost $22,766,254)		22,766,254

Total Value of Investments (cost $336,287,267)	99.9%	440,763,056
Other Assets, Less Liabilities	.1	450,768

Net Assets	100.0%	$441,213,824

* Non-income producing

   Summary of Abbreviations:
   ADR American Depositary Receipts
   REIT Real Estate Investment Trust

See notes to financial statements	25

Portfolio Managers’ Letter
BLUE CHIP FUND

Dear Investor:

This is the annual report for the First Investors Blue Chip Fund for the fiscal year ended September 30, 2007. During the period, the Fund’s return on a net asset value basis was 14.8% for Class A shares and 14.0% for Class B shares, including dividends of 13.0 cents per share on Class A shares.

Although the Fund benefited from positive returns across all major economic sectors, the energy sector was the leading sector for the Fund. The biggest individual contributors to results within the energy sector were ExxonMobil, Chevron and Schlumberger.

The information technology, telecommunications services and industrials sectors also turned in strong performances. Nokia and International Business Machines were the top contributing holdings in technology. The telecommunications services sector was led by shares of AT&T and Verizon Communications. General Electric and United Technologies boosted performance in the industrials sector.

The financials sector generated the weakest returns for the Fund as deterioration in the housing market affected some of our holdings. Capital One Financial and Washington Mutual were among our worst performing financial stocks. Aside from financials, performance in the health care sector lagged in large part due to the Fund’s holdings in Amgen and Pfizer.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

Matthew S. Wright Portfolio Manager	Constance Unger Assistant Portfolio Manager

November 1, 2007

26

Fund Expenses
BLUE CHIP FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(4/1/07)	(9/30/07)	(4/1/07-9/30/07)*

Expense Example – Class A Shares
Actual	$1,000.00	$1,088.06	$7.17
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,018.20	$6.93

Expense Example – Class B Shares
Actual	$1,000.00	$1,083.98	$10.81
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,014.69	$10.45

* Expenses are equal to the annualized expense ratio of 1.37% for Class A shares and 2.07%
   for Class B shares, multiplied by the average account value over the period, multiplied by
   183/365 (to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2007, and are based on the total value of investments.

27

Cumulative Performance Information
BLUE CHIP FUND

Comparison of change in value of $10,000 investment in the First Investors Blue Chip Fund
(Class A shares) and the Standard & Poor’s 500 Index.

The graph compares a $10,000 investment in the First Investors Blue Chip Fund (Class A shares) beginning 12/31/97 with a theoretical investment in the Standard & Poor’s 500 Index (the “Index”). The Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of such stocks, which represent all major industries. It is not possible to invest directly in this Index. In addition, the Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 9/30/07) include the reinvestment of all dividends and distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%) . The Class B “S.E.C. Standardized” returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Return for Five Years and Ten Years would have been 10.89% and 2.83%, respectively. The Class B “S.E.C. Standardized” Average Annual Total Return for Five Years and Ten Years would have been 11.16% and 2.88%, respectively. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Standard & Poor’s 500 Index figures are from Standard & Poor's and all other figures are from First Investors Management Company, Inc.

Portfolio of Investments
BLUE CHIP FUND
September 30, 2007

Shares		Security	Value

		COMMON STOCKS—98.4%
		Consumer Discretionary—9.3%
41,200		Best Buy Company, Inc.	$1,896,024
45,100		Carnival Corporation	2,184,193
89,295		CBS Corporation – Class “B”	2,812,792
56,800		Clear Channel Communications, Inc.	2,126,592
47,394	*	Comcast Corporation – Class “A”	1,145,987
84,350	*	Comcast Corporation – Special Class “A”	2,021,026
57,200		H&R Block, Inc.	1,211,496
27,300		Hilton Hotels Corporation	1,269,177
151,500		Home Depot, Inc.	4,914,660
14,700	*	Kohl’s Corporation	842,751
107,400		Lowe’s Companies, Inc.	3,009,348
77,300		McDonald’s Corporation	4,210,531
162,400		News Corporation – Class “A”	3,571,176
34,000		NIKE, Inc. – Class “B”	1,994,440
58,700		Staples, Inc.	1,261,463
63,500		Target Corporation	4,036,695
283,300		Time Warner, Inc.	5,201,388
17,042		Tribune Company	465,587
70,600	*	Viacom, Inc. – Class “B”	2,751,282
147,000		Walt Disney Company	5,055,330
30,920		Wyndham Worldwide Corporation	1,012,939

			52,994,877

		Consumer Staples—12.1%
81,600		Altria Group, Inc.	5,673,648
75,800		Anheuser-Busch Companies, Inc.	3,789,242
85,600		Avon Products, Inc.	3,212,568
156,900		Coca-Cola Company	9,017,043
27,000		Colgate-Palmolive Company	1,925,640
36,800		Costco Wholesale Corporation	2,258,416
98,700		CVS Caremark Corporation	3,911,481
36,400		General Mills, Inc.	2,111,564
28,800		Hershey Company	1,336,608
61,800		Kimberly-Clark Corporation	4,342,068
117,824		Kraft Foods, Inc. – Class “A”	4,066,106
106,900		PepsiCo, Inc.	7,831,494
140,940		Procter & Gamble Company	9,913,720
51,800		Walgreen Company	2,447,032
161,730		Wal-Mart Stores, Inc.	7,059,514

			68,896,144

29

Portfolio of Investments (continued)
BLUE CHIP FUND
September 30, 2007

Shares		Security	Value

		Energy—12.0%
17,800		BP PLC (ADR)	$1,234,430
153,100		Chevron Corporation	14,327,098
89,870		ConocoPhillips	7,887,890
239,000		ExxonMobil Corporation	22,121,840
105,790		Halliburton Company	4,062,336
17,500		Hess Corporation	1,164,275
84,200		Schlumberger, Ltd.	8,841,000
80,350		Spectra Energy Corporation	1,966,968
46,100	*	Transocean, Inc.	5,211,605
29,200		Valero Energy Corporation	1,961,656

			68,779,098

		Financials—18.5%
49,200		ACE, Ltd.	2,980,044
31,200		Allstate Corporation	1,784,328
98,500		American Express Company	5,847,945
158,600		American International Group, Inc.	10,729,290
17,900		Ameriprise Financial, Inc.	1,129,669
206,666		Bank of America Corporation	10,389,100
158,487		Bank of New York Mellon Corporation	6,995,616
850	*	Berkshire Hathaway, Inc. – Class “B”	3,359,200
48,600		Capital One Financial Corporation	3,228,498
37,300		Chubb Corporation	2,000,772
278,500		Citigroup, Inc.	12,997,595
58,750	*	Discover Financial Services	1,222,000
28,600		Fannie Mae	1,739,166
44,500		Freddie Mac	2,625,945
187,968		JPMorgan Chase & Company	8,612,694
20,500		Lehman Brothers Holdings, Inc.	1,265,465
44,500		Marsh & McLennan Companies, Inc.	1,134,750
53,300		Merrill Lynch & Company, Inc.	3,799,224
70,700		Morgan Stanley	4,454,100
20,000		PNC Financial Services Group, Inc.	1,362,000
73,000		Progressive Corporation	1,416,930
22,500		SunTrust Banks, Inc.	1,702,575
41,000		Travelers Companies, Inc.	2,063,940
64,500		U.S. Bancorp	2,098,185
83,600		Wachovia Corporation	4,192,540
62,000		Washington Mutual, Inc.	2,189,220
117,400		Wells Fargo & Company	4,181,788

			105,502,579

30

Shares		Security	Value

		Health Care—11.8%
107,000		Abbott Laboratories	$5,737,340
33,200		Aetna, Inc.	1,801,764
82,700	*	Amgen, Inc.	4,678,339
34,600		Baxter International, Inc.	1,947,288
136,300		Bristol-Myers Squibb Company	3,928,166
41,225	*	Covidien, Ltd.	1,710,838
12,100	*	Genentech, Inc.	944,042
184,800		Johnson & Johnson	12,141,360
90,700		Medtronic, Inc.	5,116,387
71,200		Merck & Company, Inc.	3,680,328
80,300		Novartis AG (ADR)	4,413,288
403,560		Pfizer, Inc.	9,858,971
31,700	*	St. Jude Medical, Inc.	1,397,019
64,200		Teva Pharmaceutical Industries, Ltd. (ADR)	2,854,974
87,800		UnitedHealth Group, Inc.	4,252,154
66,100		Wyeth	2,944,755

			67,407,013

		Industrials—11.4%
56,100		3M Company	5,249,838
33,400		Boeing Company	3,506,666
38,900		Caterpillar, Inc.	3,050,927
45,600		Dover Corporation	2,323,320
84,200		Emerson Electric Company	4,481,124
454,200		General Electric Company	18,803,880
44,600		Honeywell International, Inc.	2,652,362
32,400		Illinois Tool Works, Inc.	1,932,336
24,800		ITT Corporation	1,684,664
33,700		Lockheed Martin Corporation	3,656,113
74,700		Masco Corporation	1,730,799
34,500		Northrop Grumman Corporation	2,691,000
41,225		Tyco International, Ltd.	1,827,916
46,600		United Parcel Service, Inc. – Class “B”	3,499,660
102,700		United Technologies Corporation	8,265,296

			65,355,901

		Information Technology—16.8%
36,320		Accenture, Ltd. – Class “A”	1,461,880
38,000		Analog Devices, Inc.	1,374,080
17,400	*	Apple, Inc.	2,671,596

31

Portfolio of Investments (continued)
BLUE CHIP FUND
September 30, 2007

Shares		Security	Value

		Information Technology (continued)
72,100		Applied Materials, Inc.	$1,492,470
30,000		Automatic Data Processing, Inc.	1,377,900
272,200	*	Cisco Systems, Inc.	9,012,542
92,000		Corning, Inc.	2,267,800
183,700	*	Dell, Inc.	5,070,120
31,500	*	eBay, Inc.	1,229,130
226,625	*	EMC Corporation	4,713,800
100,900		Hewlett-Packard Company	5,023,811
320,200		Intel Corporation	8,280,372
70,100		International Business Machines Corporation	8,257,780
42,800		Maxim Integrated Products, Inc.	1,256,180
555,945		Microsoft Corporation	16,378,140
160,100		Motorola, Inc.	2,966,653
167,000		Nokia Corporation – Class “A” (ADR)	6,334,310
183,300	*	Oracle Corporation	3,968,445
57,970		QUALCOMM, Inc.	2,449,812
109,900		Texas Instruments, Inc.	4,021,241
50,225		Tyco Electronics, Ltd.	1,779,472
103,200		Western Union Company	2,164,104
55,300	*	Xerox Corporation	958,902
65,300	*	Yahoo!, Inc.	1,752,652

			96,263,192

		Materials—2.7%
58,600		Alcoa, Inc.	2,292,432
39,649	*	Cemex SA de CV (ADR)	1,186,298
96,900		Dow Chemical Company	4,172,514
55,900		DuPont (E.I.) de Nemours & Company	2,770,404
72,700		International Paper Company	2,607,749
21,300		Newmont Mining Corporation	952,749
7,600		PPG Industries, Inc.	574,180
11,100		Weyerhaeuser Company	802,530

			15,358,856

		Telecommunication Services—2.9%
164,700		AT&T, Inc.	6,968,457
206,366		Sprint Nextel Corporation	3,920,954
129,700		Verizon Communications, Inc.	5,743,116

			16,632,527

Shares or
Principal
Amount	Security	Value

	Utilities—.9%
177,700	Duke Energy Corporation	$3,321,213
31,200	FPL Group, Inc.	1,899,456

		5,220,669

Total Value of Common Stocks (cost $370,180,273)		562,410,856

	SHORT-TERM CORPORATE NOTES—1.8%
$ 5,000M	General Electric Capital Corp., 4.72%, 10/10/07	4,992,785
3,200M	New Jersey Natural Gas Co., 4.75%, 10/12/07	3,194,509
2,000M	Toyota Motor Credit Corp., 5.26%, 10/12/07	1,996,192

Total Value of Short-Term Corporate Notes (cost $10,183,486)		10,183,486

Total Value of Investments (cost $380,363,759)	100.2%	572,594,342
Excess of Liabilities Over Other Assets	(.2)	(829,803)

Net Assets	100.0%	$571,764,539

* Non-income producing

Summary of Abbreviations:
ADR American Depositary Receipts

See notes to financial statements	33

Portfolio Manager’s Letter
GROWTH & INCOME FUND

Dear Investor:

This is the annual report for the First Investors Growth & Income Fund for the fiscal year ended September 30, 2007. During the period, the Fund’s return on a net asset value basis was 16.8% for Class A shares and 16.0% for Class B shares, including dividends of 7.1 cents per share on Class A shares, 0.4 cents per shares on B shares, and capital gains distributions of 23.5 cents per share for both Class A and Class B shares.

The Fund’s performance was driven by solid performance of the equity markets, better than expected corporate earnings results, and significant merger and acquisition activity among the Fund’s holdings. Overall stock selection benefited investments most notably in the industrials, materials and consumer staples sectors. Overweight positions in the industrials and materials areas also contributed positively.

Notable performers within the industrials sector included Precision Castparts, which benefited from increased demand for complex metal components and castings used in aerospace and industrial machines, 3M, the large-cap maker of “Scotch Tape” as well as other industrial, consumer and technology products, and Honeywell International, which benefited from increased global demand for its aerospace, automotive, power and control technology products. Within the materials sector, shares of specialty chemical producer Celanese benefited from increased worldwide demand for chemical feedstocks: ethylene and propylene. Within consumer staples, shares of small-cap personal products maker Chattem were strong as their acquisition of well known brand products from Johnson & Johnson, such as Kaopectate, ACT, Cortizone-10 and Balmex, added more in earnings than was originally anticipated.

The Fund continued to benefit from strong merger and acquisition activity among its holdings, as both strategic acquirers and private equity firms remained very active. During the fiscal year, eleven of our holdings received merger offers, which are either closed or still pending. The most notable contributors were the takeovers of First Data and Dollar General by the investment group KKR, Biomet by an investment consortium led by the Blackstone Group, Paxar by Avery Dennison and Triad Hospitals by Community Health Systems. The Fund has three deals waiting for completion as of the reporting date: the purchase of Clear Channel Communications by Bain Capital, the purchase of regional bank institution USB Holdings by KeyCorp and the pending merger of TransOcean and Global Santa Fe.

The Fund has maintained a diverse allocation strategy, which at the end of the reporting period was 57% large cap, 16% mid cap and 27% small cap, according to Lipper’s market capitalization ranges. While the large- and mid-cap components delivered satisfactory results, performance in the small-cap area was weaker as stock selection detracted particularly during the more volatile second half of the year.

34

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

Edwin D. Miska
Portfolio Manager and
Director of Equities, First Investors Management Company, Inc.

November 1, 2007

35

Fund Expenses
GROWTH & INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(4/1/07)	(9/30/07)	(4/1/07-9/30/07)*

Expense Example – Class A Shares
Actual	$1,000.00	$1,051.58	$6.69
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,018.55	$6.58

Expense Example – Class B Shares
Actual	$1,000.00	$1,047.84	$10.27
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,015.04	$10.10

* Expenses are equal to the annualized expense ratio of 1.30% for Class A shares and 2.00% for
   Class B shares, multiplied by the average account value over the period, multiplied by 183/365
   (to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2007, and are based on the total value of investments.

Cumulative Performance Information
GROWTH & INCOME FUND

Comparison of change in value of $10,000 investment in the First Investors Growth & Income
Fund (Class A shares) and the Standard & Poor’s 500 Index.

The graph compares a $10,000 investment in the First Investors Growth & Income Fund (Class A shares) beginning 10/31/97 with a theoretical investment in the Standard & Poor’s 500 Index (the “Index”). The Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of such stocks, which represent all major industries. It is not possible to invest directly in this Index. In addition, the Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 9/30/07) include the reinvestment of all dividends and distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02 the maximum sales charge was 6.25%) . The Class B “S.E.C. Standardized” returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Standard & Poor’s 500 Index figures are from Standard & Poor’s and all other figures are from First Investors Management Company, Inc.

37

Portfolio of Investments
GROWTH & INCOME FUND
September 30, 2007

Shares		Security	Value

		COMMON STOCKS—99.7%
		Consumer Discretionary—16.5%
305,000		bebe stores, inc.	$4,462,150
230,000		Brown Shoe Company, Inc.	4,462,000
120,000	*	Carter’s, Inc.	2,394,000
200,000		CBS Corporation – Class “B”	6,300,000
225,000	*	CEC Entertainment, Inc.	6,045,750
150,000		Cinemark Holdings, Inc.	2,784,000
190,000		Clear Channel Communications, Inc.	7,113,600
100,000	*	Eddie Bauer Holdings, Inc.	860,000
315,000		Foot Locker, Inc.	4,828,950
50,000		Genuine Parts Company	2,500,000
195,800		H&R Block, Inc.	4,147,044
235,000		Home Depot, Inc.	7,623,400
55,000		J.C. Penney Company, Inc.	3,485,350
150,000		Journal Register Company	360,000
114,700		Kenneth Cole Productions, Inc. – Class “A”	2,221,739
155,000		Leggett & Platt, Inc.	2,969,800
203,900	*	Lincoln Educational Services Corporation	2,658,856
215,000		McDonald’s Corporation	11,711,050
385,000	*	Morgans Hotel Group Company	8,373,750
221,700		Movado Group, Inc.	7,076,664
245,000		Newell Rubbermaid, Inc.	7,060,900
90,000		Orient-Express Hotels, Ltd.	4,614,300
50,000		Polo Ralph Lauren Corporation – Class “A”	3,887,500
275,000	*	Quiksilver, Inc.	3,932,500
245,000		Ruby Tuesday, Inc.	4,493,300
67,500		Sherwin-Williams Company	4,435,425
105,000	*	Skechers U.S.A., Inc. – Class “A”	2,320,500
200,000		Staples, Inc.	4,298,000
100,000	*	Steiner Leisure, Ltd.	4,340,000
112,500	*	Viacom, Inc. – Class “B”	4,384,125
300,000		Westwood One, Inc.	825,000
217,500		Wyndham Worldwide Corporation	7,125,300

			144,094,953

		Consumer Staples—7.1%
155,000		Altria Group, Inc.	10,777,150
130,000		Avon Products, Inc.	4,878,900
60,000	*	Chattem, Inc.	4,231,200
67,500		Coca-Cola Company	3,879,225

Shares		Security	Value

		Consumer Staples (continued)
220,000		CVS Caremark Corporation	$8,718,600
107,263		Kraft Foods, Inc. – Class “A”	3,701,646
460,000		Nu Skin Enterprises, Inc. – Class “A”	7,433,600
50,000		PepsiCo, Inc.	3,663,000
77,500		Procter & Gamble Company	5,451,350
84,515		Tootsie Roll Industries, Inc.	2,242,183
150,000		Wal-Mart Stores, Inc.	6,547,500
32,800		WD-40 Company	1,119,792

			62,644,146

		Energy—9.3%
60,000		Anadarko Petroleum Corporation	3,225,000
248,900	*	Cal Dive International, Inc.	3,733,500
50,000		Chesapeake Energy Corporation	1,763,000
90,000		ConocoPhillips	7,899,300
115,000		ExxonMobil Corporation	10,644,400
7,153		Hugoton Royalty Trust	169,097
33,096		Marathon Oil Corporation	1,887,134
160,000		Noble Corporation	7,848,000
76,600	*	North American Energy Partners, Inc.	1,322,116
127,000		Sasol, Ltd. (ADR)	5,459,730
150,000		Suncor Energy, Inc.	14,221,500
70,000	*	Swift Energy Company	2,864,400
90,000	*	Transocean, Inc.	10,174,500
75,000		World Fuel Services Corporation	3,060,750
120,000		XTO Energy, Inc.	7,420,800

			81,693,227

		Financials—14.9%
52,000		American Express Company	3,087,240
110,000		American International Group, Inc.	7,441,500
10,000		Ameriprise Financial, Inc.	631,100
130,000		Astoria Financial Corporation	3,448,900
150,000		Bank of America Corporation	7,540,500
150,000		Brookline Bancorp, Inc.	1,738,500
65,380		Capital One Financial Corporation	4,343,193
134,000		Citigroup, Inc.	6,253,780
200,000		Colonial BancGroup, Inc.	4,324,000
100,000	*	Discover Financial Services	2,080,000
238,100	*	First Mercury Financial Corporation	5,121,531

39

Portfolio of Investments (continued)
GROWTH & INCOME FUND
September 30, 2007

Shares		Security	Value

		Financials (continued)
50,000		Hartford Financial Services Group, Inc.	$ 4,627,500
177,500		JPMorgan Chase & Company	8,133,050
65,000		Lehman Brothers Holdings, Inc.	4,012,450
65,000		Merrill Lynch & Company, Inc.	4,633,200
90,000		Morgan Stanley	5,670,000
200,000		New York Community Bancorp, Inc.	3,810,000
265,000		NewAlliance Bancshares, Inc.	3,890,200
50,000		Plum Creek Timber Company, Inc. (REIT)	2,238,000
130,000		South Financial Group, Inc.	2,956,200
221,000		Sovereign Bancorp, Inc.	3,765,840
250,000		Sunstone Hotel Investors, Inc. (REIT)	6,410,000
75,000		SunTrust Banks, Inc.	5,675,250
200,000		U.S. Bancorp	6,506,000
200,000		U.S.B. Holding Company, Inc.	4,646,000
100,000		Wachovia Corporation	5,015,000
132,500		Washington Mutual, Inc.	4,678,575
60,000		Webster Financial Corporation	2,527,200
140,000		Wells Fargo & Company	4,986,800

			130,191,509

		Health Care—9.4%
160,000		Abbott Laboratories	8,579,200
70,000		Aetna, Inc.	3,798,900
46,700	*	Amgen, Inc.	2,641,819
22,417		Baxter International, Inc.	1,261,629
48,750	*	Covidien, Ltd.	2,023,125
20,000	*	Genentech, Inc.	1,560,400
175,000		Johnson & Johnson	11,497,500
50,000	*	Laboratory Corporation of America Holdings	3,911,500
75,000		Medtronic, Inc.	4,230,750
80,000		Merck & Company, Inc.	4,135,200
425,000		Pfizer, Inc.	10,382,750
125,000		Sanofi-Aventis (ADR)	5,302,500
125,000	*	St. Jude Medical, Inc.	5,508,750
100,000	*	Thermo Fisher Scientific, Inc.	5,772,000
90,000	*	TriZetto Group, Inc.	1,575,900
55,000		UnitedHealth Group, Inc.	2,663,650
175,000		Wyeth	7,796,250

			82,641,823

40

Shares		Security	Value

		Industrials—18.9%
155,000		3M Company	$14,504,900
100,000	*	AAR Corporation	3,034,000
84,600		Alexander & Baldwin, Inc.	4,240,998
354,000	*	Altra Holdings, Inc.	5,901,180
120,000	*	Armstrong World Industries, Inc.	4,870,800
50,000		Avery Dennison Corporation	2,851,000
236,400		Barnes Group, Inc.	7,545,888
100,000	*	BE Aerospace, Inc.	4,153,000
80,000		Burlington Northern Santa Fe Corporation	6,493,600
100,000		Caterpillar, Inc.	7,843,000
140,000		Gardner Denver, Inc.	5,460,000
250,000		General Electric Company	10,350,000
40,000		Genlyte Group, Inc.	2,570,400
147,500		Harsco Corporation	8,742,325
197,500		Honeywell International, Inc.	11,745,325
35,000		Hubbell, Inc. – Class “B”	1,999,200
120,000		Illinois Tool Works, Inc.	7,156,800
282,600		Knoll, Inc.	5,013,324
55,000		Lockheed Martin Corporation	5,966,950
96,400	*	Mobile Mini, Inc.	2,329,024
50,000	*	Navigant Consulting, Inc.	633,000
90,000		Northrop Grumman Corporation	7,020,000
150,000	*	PGT, Inc.	1,189,500
100,000	*	Pinnacle Airlines Corporation	1,602,000
57,500		Precision Castparts Corporation	8,508,850
50,000		Steelcase, Inc. – Class “A”	899,000
281,000		TAL International Group, Inc.	7,044,670
48,750		Tyco International, Ltd.	2,161,575
170,000		United Technologies Corporation	13,681,600

			165,511,909

		Information Technology—15.6%
30,000	*	CACI International, Inc. – Class “A”	1,532,700
400,000	*	Cisco Systems, Inc.	13,244,000
150,900	*	Electronics for Imaging, Inc.	4,053,174
371,000	*	EMC Corporation	7,716,800
300,000	*	Entrust, Inc.	639,000
150,000		Harris Corporation	8,668,500
165,000		Hewlett-Packard Company	8,215,350
185,000		Intel Corporation	4,784,100

41

Portfolio of Investments (continued)
GROWTH & INCOME FUND
September 30, 2007

Shares		Security	Value

		Information Technology (continued)
115,000		International Business Machines Corporation	$13,547,000
350,000		Microsoft Corporation	10,311,000
275,000		Motorola, Inc.	5,095,750

190,301	*	NCI, Inc. – Class “A”	3,600,495
200,000		Nokia Corporation – Class “A” (ADR)	7,586,000
340,000	*	Parametric Technology Corporation	5,922,800
135,000		QUALCOMM, Inc.	5,705,100
600,000	*	Silicon Image, Inc.	3,090,000
292,000	*	SMART Modular Technologies (WWH), Inc.	2,087,800
200,000	*	Symantec Corporation	3,876,000
400,000	*	TIBCO Software, Inc.	2,956,000
48,750		Tyco Electronics, Ltd.	1,727,213
50,000	*	ValueClick, Inc.	1,123,000
140,000	*	Varian Semiconductor Equipment Associates, Inc.	7,492,800
75,000	*	VeriSign, Inc.	2,530,500
120,000		Western Union Company	2,516,400
83,500	*	Wright Express Corporation	3,046,915
200,000		Xilinx, Inc.	5,228,000

			136,296,397

		Materials—6.0%
30,000		Ashland, Inc.	1,806,300
200,000		Celanese Corporation – Series “A”	7,796,000
85,000		Dow Chemical Company	3,660,100
80,000		Freeport-McMoRan Copper & Gold, Inc.	8,391,200
125,000		Lubrizol Corporation	8,132,500
55,000		PPG Industries, Inc.	4,155,250
65,000		Praxair, Inc.	5,444,400
200,000		RPM International, Inc.	4,790,000
50,000		Scotts Miracle-Gro Company – Class “A”	2,137,500
115,000		Temple-Inland, Inc.	6,052,450

			52,365,700

		Telecommunication Services—1.2%
165,000		AT&T, Inc.	6,981,150
75,000		Verizon Communications, Inc.	3,321,000

			10,302,150

42

Shares or
Principal
Amount	Security		Value

	Utilities—.8%
115,400	Atmos Energy Corporation		$3,268,128
75,000	Consolidated Edison, Inc.		3,472,500

			6,740,628

Total Value of Common Stocks (cost $629,150,927)			872,482,442

	SHORT-TERM CORPORATE NOTES—.3%
	General Electric Capital Corp.:
$1,800M	4.73%, 10/10/07		1,797,398
800M	4.74%, 10/15/07		798,314

Total Value of Short-Term Corporate Notes (cost $2,595,712)			2,595,712

Total Value of Investments (cost $631,746,639)		100.0%	875,078,154
Excess of Liabilities Over Other Assets		—	(213,024)

Net Assets		100.0%	$874,865,130

* Non-income producing

Summary of Abbreviations:
ADR American Depositary Receipts
REIT Real Estate Investment Trust

See notes to financial statements	43

Portfolio Manager’s Letter
GLOBAL FUND

Dear Investor:

This is the annual report for the First Investors Global Fund for the fiscal year ended September 30, 2007. During the period, the Fund’s return on a net asset value basis was 26.4% for Class A shares and 25.6% for Class B shares, including dividends of 5.1 cents per share for both A and B shares, and capital gains distributions of 76.4 cents per share for both Class A and Class B shares.

The Fund’s strong overall performance during the reporting period was driven by fluctuating investor sentiments and performance of the equity markets. Foreign markets outperformed U.S. domestic markets during the period, illustrating the benefit of the Fund’s global investment approach. Within the MSCI All Country World Index, emerging markets led all markets, returning 58%, followed closely by Pacific Basin (excluding Japan), which returned 56%. Europe, the U.K. and the U.S. performed strongly as well, returning 31%, 23%, and 17%, respectively. Japan lagged at 7%.

Stock selection was solid across a number of sectors, particularly in the materials, financials and information technology sectors. Within materials, the Fund’s outperformance relative to the MSCI All Country World Index was driven by its holdings in the Brazilian metals and mining company Companhia Vale do Rio Doce, whose shares rose on a sharp increase in metal prices and demand for commodities. The Swiss company Xstrata, a diversified mining company, gained on completion of its acquisition of the Canadian company Falconbridge, as well as an increase in metal prices. In the financials sector, holdings in Hong Kong Exchanges and China Merchants Bank aided relative performance. Shares of Hong Kong Exchanges gained substantially amid news of accelerating stock exchange consolidation worldwide and continuing positive fund flows. Within the information technology sector, holdings in Nokia benefited results as the company reported sharply higher profits as new products and strong demand from emerging markets drove sales and gains in market share. Security selection within the telecommunication services and health care sectors, particularly our holdings in Vodafone and Medco Health Solutions, detracted from results.

On a regional basis, holdings in the emerging markets, U.S. and U.K. all contributed strongly to results relative to the MSCI All Country World Index. Security selection within Europe (excluding the U.K.) detracted from relative results, as holdings in Koninklijke Numico and UniCredito Italiano underperformed. The Fund ended the reporting period with 9.3% of its assets in emerging markets holdings after increasing its exposure to take advantage of attractive opportunities.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

Nicolas Choumenkovitch
Portfolio Manager*

November 1, 2007

*Mr. Choumenkovitch became the Fund’s Portfolio Manager on May 21, 2007.

45

Fund Expenses
GLOBAL FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page
3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(4/1/07)	(9/30/07)	(4/1/07-9/30/07)*

Expense Example – Class A Shares
Actual	$1,000.00	$1,145.46	$8.98
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.70	$8.44

Expense Example – Class B Shares
Actual	$1,000.00	$1,141.63	$12.72
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,013.19	$11.96

* Expenses are equal to the annualized expense ratio of 1.67% for Class A shares and 2.37% for
   Class B shares, multiplied by the average account value over the period, multiplied by 183/365
   (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2007, and are based on the total value of investments.

Cumulative Performance Information
GLOBAL FUND

Comparison of change in value of $10,000 investment in the First Investors Global Fund
(Class A shares) and the Morgan Stanley Capital International (“MSCI”) All Country World
Free Index.

The graph compares a $10,000 investment in the First Investors Global Fund (Class A shares) beginning 12/31/97 with a theoretical investment in the MSCI All Country World Free Index (the “Index”). The Index is unmanaged and represents both the developed and the emerging markets. The Index includes 48 countries of which 25 are emerging markets. It is not possible to invest directly in this Index. In addition, the Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 9/30/07) include the reinvestment of all dividends and distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%) . The Class B “S.E.C. Standardized” returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Return for One Year would have been 19.20% . The Class B “S.E.C. Standardized” Average Annual Total Return for One Year would have been 21.56% . Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. MSCI All Country World Free Index figures are from Morgan Stanley & Co., Inc. and all other figures are from First Investors Management Company, Inc.

47

Portfolio of Investments
GLOBAL FUND
September 30, 2007

Shares		Security	Value

		COMMON STOCKS—96.0%
		United States—42.5%
14,690		Abbott Laboratories	$787,678
20,265		ACE, Ltd.	1,227,451
30,290	*	Adobe Systems, Inc.	1,322,461
9,100	*	Affiliated Managers Group, Inc.	1,160,341
2,600		Allegheny Technologies, Inc.	285,870
20,435		Altera Corporation	492,075
22,580		Altria Group, Inc.	1,569,987
1,600		Ambac Financial Group, Inc.	100,656
72,105		American Eagle Outfitters, Inc.	1,897,083
76,755		American Electric Power Company, Inc.	3,536,870
40,768		American International Group, Inc.	2,757,955
32,460	*	Amgen, Inc.	1,836,262
27,900		Amphenol Corporation – Class “A”	1,109,304
17,820		Apache Corporation	1,604,869
3,000	*	Apple, Inc.	460,620
29,615		Applied Materials, Inc.	613,031
79,020		AT&T, Inc.	3,343,336
15,285		Automatic Data Processing, Inc.	702,040
56,915		Bank of America Corporation	2,861,117
13,740		Boeing Company	1,442,563
7,100	*	Cameron International Corporation	655,259
13,300		Cardinal Health, Inc.	831,649
49,800	*	Carter’s, Inc.	993,510
29,545		Caterpillar, Inc.	2,317,214
146,040	*	Cisco Systems, Inc.	4,835,384
92,614		Citigroup, Inc.	4,322,295
9,400		Colgate-Palmolive Company	670,408
48,500	*	Complete Production Services, Inc.	993,280
21,935		ConocoPhillips	1,925,235
108,460		Corning, Inc.	2,673,539
13,100		Coventry Health Care, Inc.	814,951
22,745		Danaher Corporation	1,881,239
50,945		Dover Corporation	2,595,648
49,535	*	E*TRADE Financial Corporation	646,927
6,500	*	eBay, Inc.	253,630
34,340		Eli Lilly & Company	1,954,976
125,145	*	EMC Corporation	2,603,016
27,235		EOG Resources, Inc.	1,969,908
25,345		Exelon Corporation	1,909,999
67,150		ExxonMobil Corporation	6,215,404

48

Shares		Security	Value

		United States (continued)
5,500		FirstEnergy Corporation	$348,370
4,135		Fluor Corporation	595,357
3,200		Franklin Resources, Inc.	408,000
26,195		Freeport-McMoRan Copper & Gold, Inc.	2,747,594
28,010	*	Genentech, Inc.	2,185,340
12,640		General Dynamics Corporation	1,067,701
106,300		General Electric Company	4,400,820
7,100	*	Genzyme Corporation	439,916
54,100		GlobalSantaFe Corporation	4,112,682
4,400		Goldman Sachs Group, Inc.	953,656
5,065	*	Google, Inc. – Class “A”	2,873,223
26,400		Graco, Inc.	1,032,504
17,311		Halliburton Company	664,742
20,900	*	Health Net, Inc.	1,129,645
52,955		Hewlett-Packard Company	2,636,629
16,800		International Business Machines Corporation	1,979,040
15,510	*	Iron Mountain, Inc.	472,745
3,700		Joy Global, Inc.	188,182
47,490	*	Kohl’s Corporation	2,722,602
39,800	*	Lam Research Corporation	2,119,748
21,200		Manpower, Inc.	1,364,221
43,880		Maxim Integrated Products, Inc.	1,287,878
23,000		MDU Resources Group, Inc.	640,320
58,835		Medtronic, Inc.	3,318,882
9,590		Merrill Lynch & Company, Inc.	683,575
105,950		Microsoft Corporation	3,121,287
17,200		NIKE, Inc. – Class “B”	1,008,952
50,300	*	Oracle Corporation	1,088,995
16,700		Oshkosh Truck Corporation	1,034,899
26,570		PepsiCo, Inc.	1,946,518
32,265		PNC Financial Services Group, Inc.	2,197,247
9,600		Precision Castparts Corporation	1,420,608
10,900	*	Priceline.com, Inc.	967,375
15,345		Procter & Gamble Company	1,079,367
4,400		QUALCOMM, Inc.	185,944
24,500	*	Quanta Services, Inc.	648,025
38,015		Schering-Plough Corporation	1,202,414
16,900	*	St. Jude Medical, Inc.	744,783
112,035		Staples, Inc.	2,407,632
31,145		State Street Corporation	2,122,843
13,300		Target Corporation	845,481

49

Portfolio of Investments (continued)
GLOBAL FUND
September 30, 2007

Shares		Security	Value

		United States (continued)
12,500	*	Terex Corporation	$1,112,750
15,200		Texas Instruments, Inc.	556,168
11,200	*	Thomas & Betts Corporation	656,768
31,930		Time Warner, Inc.	586,236
14,440		United Technologies Corporation	1,162,131
34,400		UnitedHealth Group, Inc.	1,665,992
24,445	*	Viacom, Inc. – Class “B”	952,622
31,600		W.R. Berkley Corporation	936,308
12,200	*	Waters Corporation	816,424
16,360	*	WellPoint, Inc.	1,291,131
21,740		Williams Companies, Inc.	740,464

			143,047,776

		United Kingdom—7.4%
43,020		Antofagasta PLC	668,312
35,011		Burberry Group PLC	468,639
220,152		Invesco PLC	2,967,026
28,841		Johnson Matthey PLC	979,523
62,583		Kelda Group PLC	1,099,088
124,231		Man Group PLC	1,400,930
36,924		Reckitt Benckiser PLC	2,160,539
57,471		Rio Tinto PLC	4,950,541
72,238		Standard Chartered PLC	2,354,803
226,832		Tesco PLC	2,029,949
86,286		Xstrata PLC	5,702,825

			24,782,175

		Japan—5.8%
19,200		Astellas Pharma, Inc.	919,810
66,950		Canon, Inc.	3,649,754
18,855		Daiichi Sankyo Company, Ltd. †	565,576
25,400		Daiichi Sankyo Company, Ltd.	761,901
20,000		Eisai Company, Ltd.	944,225
209,000		Hitachi, Ltd.	1,390,123
52,600		Honda Motor Company, Ltd.	1,765,300
767		Japan Tobacco, Inc.	4,207,947
69,000		Mitsubishi Electric Corporation	863,887
29,000		Mitsubishi Estate Company, Ltd.	829,545
176,000		Mitsubishi Rayon Company, Ltd.	1,245,611

50

Shares		Security	Value

		Japan (continued)
1		Mitsubishi UFJ Financial Group, Inc.	$5,971
26,100		Sony Corporation	1,263,983
135,000		Toshiba Corporation	1,259,444

			19,673,077

		Germany—5.0%
67,707	*	Arcandor AG	2,244,511
19,598		Continental AG	2,713,273
19,785		DaimlerChrysler AG – Registered	1,990,430
20,736		Deutsche Boerse AG	2,809,192
15,759		Deutsche Postbank AG	1,154,202
14,160		E.ON AG	2,606,418
23,795		Siemens AG	3,257,109

			16,775,135

		Brazil—4.1%
125,500		All America Latina Logistica	1,763,821
68,400		Banco Bradesco SA (ADR)	2,008,908
134,140		Companhia Vale do Rio Doce (ADR)	4,551,370
6,500	*	MMX Mineracao e Metalicos SA	2,250,272
27,500		Petroleo Brasileiro SA (ADR)	2,076,250
57,900	*	Redecard SA	1,070,206

			13,720,827

		Switzerland—3.8%
17,747		Holcim, Ltd.	1,953,659
53,947		Julius Baer Holding, Ltd. AG – Registered	4,019,934
11,143		Nestle SA – Registered	4,988,691
7,744		Synthes, Inc.	863,759
17,720		UBS AG – Registered	943,590

			12,769,633

		France—3.7%
3,355		Alstom	680,247
71,549		Axa	3,193,025
19,833		BNP Paribas SA	2,164,492
15,738		Bouygues SA	1,353,876
31,502		Essilor International SA	1,971,227

51

Portfolio of Investments (continued)
GLOBAL FUND
September 30, 2007

Shares		Security	Value

		France (continued)
45,519		France Telecom SA	$1,520,623
61,189		Safran SA	1,473,249

			12,356,739

		Canada—3.5%
22,000		Canadian Imperial Bank of Commerce	2,200,443
5,100		Canadian Natural Resources, Ltd.	386,325
38,900		Canadian Natural Resources, Ltd.	2,957,919
31,400		EnCana Corporation	1,945,555
19,000	*	Research In Motion, Ltd.	1,871,893
42,900		Telus Corporation	2,482,389

			11,844,524

		Netherlands—3.2%
92,000	*	AerCap Holdings NV	2,289,880
97,285	*	ASML Holding NV	3,216,731
71,650		Koninklijke (Royal) Philips Electronics NV	3,225,045
71,628		Unilever NV	2,205,396

			10,937,052

		Italy—3.2%
41,532		Bulgari SpA	652,075
151,054		Enel SpA	1,705,684
110,308		Eni SpA	4,077,173
17,410		Tod’s SpA	1,458,096
350,244		UniCredito Italiano SpA	2,988,600

			10,881,628

		China—2.2%
2,551,000		Bank of China, Ltd.	1,366,024
233,000		China Communications Construction Company, Ltd.	554,258
531,500		China Merchants Bank Company, Ltd.	2,336,407
408,000		China Resources Enterprise, Ltd.	1,733,120
30,000		China Shenhua Energy Company, Ltd.	180,340
798,000		Huaneng Power International, Inc.	1,103,219

			7,273,368

52

Shares		Security	Value

		Finland—1.8%
29,500		Nokia Corporation – Class “A” (ADR)	$1,118,935
133,597		Nokia OYJ	5,065,271

			6,184,206

		Norway—1.6%
22,000		Aker Kvaerner ASA	696,851
14,100		Frontline, Ltd.	680,748
42,800	*	Petroleum Geo-Services ASA	1,227,424
143,100	*	Telenor ASA	2,850,256

			5,455,279

		Hong Kong—1.5%
183,000		Cathay Pacific Airways, Ltd.	500,570
59,000		Hong Kong Exchanges & Clearing, Ltd.	1,804,483
788,888		Shangri-La Asia, Ltd.	2,660,548

			4,965,601

		Australia—1.1%
309,491	*	Lihir Gold, Ltd.	1,079,101
78,916	*	Paladin Resources, Ltd.	540,535
12,404		Rio Tinto, Ltd.	1,187,919
19,000		Woodside Petroleum, Ltd. (ADR)	844,064

			3,651,619

		Ireland—.9%
27,600	*	Elan Corporation PLC (ADR)	580,704
58,400	*	Ryanair Holdings PLC (ADR)	2,424,184

			3,004,888

		Sweden—.8%
51,600		Assa Abloy – Class “B”	1,066,849
376,000		Telefonaktiebolaget LM Ericsson – Class “B”	1,499,571

			2,566,420

		Mexico—.7%
19,200		America Movil SAB de CV (ADR) – Series “L”	1,228,800
37,400		Grupo Aeroportuario del Centro Norte SA de CV (ADR)	1,077,120

			2,305,920

53

Portfolio of Investments (continued)
GLOBAL FUND
September 30, 2007

Shares	Security	Value

	Russia—.6%
20,650	Evraz Group SA (GDR)	$ 1,307,145
16,300	TMK OAO (GDR) ††	673,190

		1,980,335

	Egypt—.5%
24,200	Orascom Telecom Holding SAE (GDR)	1,582,680

	Austria—.4%
21,021	OMV AG	1,399,985

	South Africa—.4%
38,083	Impala Platinum Holdings, Ltd.	1,325,250

	Greece—.3%
32,209	EFG Eurobank Ergasias	1,129,578

	Turkey—.3%
37,571	Akbank T.A.S.	256,896
41,000	Turkcell Iletisim Hizmetleri AS (ADR)	872,480

		1,129,376

	Israel—.3%
23,100	Teva Pharmaceutical Industries, Ltd. (ADR)	1,027,257

	Belgium—.2%
12,831	UCB SA	755,087

	India—.1%
4,700	HDFC Bank, Ltd. (ADR)	503,511

	South Korea—.1%
5,313	Shinhan Financial Group Company, Ltd.	347,175

Total Value of Common Stocks (cost $257,320,490)		323,376,101

54

Principal
Amount	Security	Value

	REPURCHASE AGREEMENT—3.1%
$10,453M	Banc of America Securities, 3.8%, dated 9/28/2007, to be
	repurchased at $10,456,310 on 10/1/07 (collateralized by
	U.S. Treasury Bonds, 8.125%, 8/15/2019, valued
	at $10,635,395) (cost $10,453,000)	$10,453,000

Total Value of Investments (cost $267,773,490)	99.1%	333,829,101
Other Assets, Less Liabilities	.9	2,941,862

Net Assets	100.0%	$336,770,963

  *  Non-income producing
   † Securities valued at Fair Value (see Note 1A)
 †† Security exempt from registration under rule 144A of the Securities Act of 1933 (see Note 4).

Summary of Abbreviations:
ADR American Depositary Receipts
GDR Global Depositary Receipts
REIT Real Estate Investment Trust

See notes to financial statements	55

Portfolio Manager’s Letter
SELECT GROWTH FUND

Dear Investor:

This is the annual report for the First Investors Select Growth Fund for the fiscal year ended September 30, 2007. During the period, the Fund’s return on a net asset value basis was 19.8% for Class A shares and 19.0% for Class B shares, including capital gains distributions of 75.6 cents per share for both Class A and Class B shares.

The Fund made a number of changes in May of 2007. It appointed a new subadviser (the Smith Asset Management Group), implemented a different investment approach and was renamed the Select Growth Fund. The Smith Group seeks to build a risk-controlled portfolio of attractively valued, high quality stocks that have the potential to report better than expected earnings. In addition, the Fund now holds significantly fewer securities than it did previously, with approximately 40 to 45 stocks in its portfolio.

From May 7, 2007 (when the Smith Group began managing the Fund) until the end of the reporting period, the Fund returned 5.8% . During that same time period, the Russell 3000 Growth Index returned 4.3%, and the S&P 500 Index returned 2.2% .

Stock selection was the primary factor in the Fund’s favorable relative performance. The three best performing stocks since May were National Oilwell Varco, Jacobs Engineering Group and Air Products & Chemicals. The biggest underperformers were Ambac Financial Group, Manpower and Kohl’s.

Thank you for placing your trust in First Investors. We appreciate the opportunity to serve your investment needs.

Sincerely,

John D. Brim
Portfolio Manager*

November 1, 2007

*Mr. Brim is part of a portfolio management team that began managing the Fund on
May 7, 2007.

56

Fund Expenses
SELECT GROWTH FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(4/1/07)	(9/30/07)	(4/1/07-9/30/07)*

Expense Example – Class A Shares
Actual	$1,000.00	$1,129.42	$7.95
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,017.60	$7.54

Expense Example – Class B Shares
Actual	$1,000.00	$1,126.60	$11.68
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,014.09	$11.06

* Expenses are equal to the annualized expense ratio of 1.49% for Class A shares and 2.19% for
   Class B shares, multiplied by the average account value over the period, multiplied by 183/365
   (to reflect the one-half year period).

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2007, and are based on the total value of investments.

57

Cumulative Performance Information
SELECT GROWTH FUND

Comparison of change in value of $10,000 investment in the First Investors Select Growth
Fund (Class A shares) and the Russell 3000 Growth Index.

The graph compares a $10,000 investment in the Class A shares of First Investors Select Growth Fund (formerly, First Investors All-Cap Growth Fund) beginning 10/25/00 (inception date) with a theoretical investment in the Russell 3000 Growth Index (the “Index”). The Index is an unmanaged index that measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values (the Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization). It is not possible to invest directly in this Index. In addition, the Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in the sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 9/30/07) include the reinvestment of all dividends and distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%) . The Class B “S.E.C. Standardized” returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Total Return Since Inception would have been .56%. The Class B “S.E.C. Standardized” Total Return Since Inception would have been .73%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Russell 3000 Growth Index figures are from Frank Russell and Company and all other figures are from First Investors Management Company, Inc.

58

Portfolio of Investments
SELECT GROWTH FUND
September 30, 2007

Shares		Security	Value

		COMMON STOCKS—99.0%
		Consumer Discretionary—11.7%
208,100	*	Big Lots, Inc.	$6,209,704
166,430	*	Coach, Inc.	7,867,146
146,900	*	Dollar Tree Stores, Inc.	5,955,326
117,000		Men’s Wearhouse, Inc.	5,910,840
110,400		Omnicom Group, Inc.	5,309,136

			31,252,152

		Consumer Staples—5.6%
120,650		Colgate-Palmolive Company	8,604,758
87,400		PepsiCo, Inc.	6,402,924

			15,007,682

		Energy—6.4%
54,400		ExxonMobil Corporation	5,035,264
85,000		Marathon Oil Corporation	4,846,700
50,900	*	National-Oilwell Varco, Inc.	7,355,050

			17,237,014

		Financials—10.6%
100,660		Bank of New York Mellon Corporation	4,443,132
42,700		Hartford Financial Services Group, Inc.	3,951,885
82,900		JPMorgan Chase & Company	3,798,478
76,200		MetLife, Inc.	5,313,426
68,600		Northern Trust Corporation	4,546,122
116,200		T. Rowe Price Group, Inc.	6,471,178

			28,524,221

		Health Care—16.5%
90,400		Becton, Dickinson & Company	7,417,320
83,400		Cigna Corporation	4,444,386
144,600	*	Express Scripts, Inc.	8,071,572
99,700	*	Humana, Inc.	6,967,036
267,810		Schering-Plough Corporation	8,470,830
134,070	*	Waters Corporation	8,971,965

			44,343,109

59

Portfolio of Investments (continued)
SELECT GROWTH FUND
September 30, 2007

Shares or
Principal
Amount		Security	Value

		Industrials—17.5%
49,000		Cummins, Inc.	$6,266,610
81,100		Danaher Corporation	6,707,781
101,400	*	Jacobs Engineering Group, Inc.	7,663,812
195,660		Manitowoc Company, Inc.	8,663,825
61,100		Northrop Grumman Corporation	4,765,800
178,200		Republic Services, Inc.	5,828,922
86,000		United Technologies Corporation	6,921,280

			46,818,030

		Information Technology—26.2%
226,070		Amphenol Corporation – Class “A”	8,988,543
320,500	*	Cadence Design Systems, Inc.	7,111,895
292,990	*	Cisco Systems, Inc.	9,700,899
95,000		FactSet Research Systems, Inc.	6,512,250
138,600		Harris Corporation	8,009,694
168,800		Hewlett-Packard Company	8,404,552
237,600		Microsoft Corporation	6,999,696
407,000	*	Oracle Corporation	8,811,550
157,500		Texas Instruments, Inc.	5,762,925

			70,302,004

		Materials—2.1%
56,500		Air Products & Chemicals, Inc.	5,523,440

		Telecommunication Services—2.4%
149,100		AT&T, Inc.	6,308,421

Total Value of Common Stocks (cost $239,939,586)			265,316,073

		SHORT-TERM CORPORATE NOTES—.7%
$2,000M		General Electric Capital Corp., 4.72%, 10/5/07 (cost $1,998,427)	1,998,427

Total Value of Investments (cost $241,938,013)		99.7%	267,314,500
Other Assets, Less Liabilities		.3	686,063

Net Assets		100.0%	$268,000,563

* Non-income producing

60	See notes to financial statements

Portfolio Managers’ Letter
MID-CAP OPPORTUNITY FUND

Dear Investor:

This is the annual report for the First Investors Mid-Cap Opportunity Fund for the fiscal year ended September 30, 2007. During the period, the Fund’s return on a net asset value basis was 16.6% for Class A shares and 15.8% for Class B shares, including capital gains distributions of $1.33 per share for both Class A and Class B shares.

The Fund’s performance was helped by investments in two key sectors: consumer discretionary and industrials. Shares of apparel and accessory makers, such as Warnaco, Coach and Polo Ralph Lauren, were key contributors due to strong global demand for luxury and name brand goods. For the second year in a row, industrials were strong. This time, performance was driven by strong commercial demand in the aerospace and energy end markets.

The Fund’s stock selection in consumer apparel and life sciences also helped returns. Within consumer apparel, strength came from luxury and name brand goods. For example, Warnaco, which is most widely recognized for its Speedo swimwear and Calvin Klein jeanwear brands, benefited from strong end-market demand in Europe and Asia, as well as new cost savings initiatives. In life sciences, makers of equipment that assist in new drug discovery did particularly well, as some of their biggest customers – large pharmaceutical companies – increased spending on research and development. The Fund’s beneficiaries included Thermo Fisher Scientific and Waters Corp.

In the retailing sector, specialty stores such as New York & Co., Children’s Place and bebe stores underperformed because of poor merchandising and low mall traffic. In the technology hardware sector, positions such as SMART Modular and QLogic suffered as relationships with large hardware customers became less favorable.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

Steven S. Hill Portfolio Manager	Edwin D . Miska Portfolio Manager and Director of Equities, First Investors Management Company, Inc.
November 1, 2007

*Mr. Miska became the Fund’s Co-Portfolio Manager on August 21, 2007.

61

Fund Expenses
MID-CAP OPPORTUNITY FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(4/1/07)	(9/30/07)	(4/1/07-9/30/07)*

Expense Example – Class A Shares
Actual	$1,000.00	$1,032.65	$6.88
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,018.30	$6.83

Expense Example – Class B Shares
Actual	$1,000.00	$1,029.07	$10.43
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,014.79	$10.35

* Expenses are equal to the annualized expense ratio of 1.35% for Class A shares and 2.05% for
   Class B shares, multiplied by the average account value over the period, multiplied by 183/365
   (to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2007, and are based on the total value of investments.

62

Cumulative Performance Information
MID-CAP OPPORTUNITY FUND

Comparison of change in value of $10,000 investment in the First Investors Mid-Cap
Opportunity Fund (Class A shares) and the Standard & Poor’s MidCap 400 Index.

The graph compares a $10,000 investment in the First Investors Mid-Cap Opportunity Fund (Class A shares) beginning 10/31/97 with a theoretical investment in the Standard & Poor’s MidCap 400 Index (the “Index”). The Index is an unmanaged capitalization-weighted index of 400 stocks designed to measure performance of the mid-range sector of the U.S. stock market. As of 9/30/07, the median market capitalization is approximately $2.36 billion. It is not possible to invest directly in this Index. In addition, the Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 9/30/07) include the reinvestment of all dividends and distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%) . The Class B “S.E.C. Standardized” returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Return for Five Years and Ten Years would have been 14.97% and 7.28%, respectively. The Class B “S.E.C. Standardized” Average Annual Total Return for Five Years and Ten Years would have been 15.31% and 7.29%, respectively. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Standard & Poor’s MidCap 400 Index figures are from Standard & Poor’s and all other figures are from First Investors Management Company, Inc.

63

Portfolio of Investments
MID-CAP OPPORTUNITY FUND
September 30, 2007

Shares		Security	Value

		COMMON STOCKS—97.5%
		Consumer Discretionary—14.3%
160,000		bebe stores, inc.	$2,340,800
81,407		BorgWarner, Inc.	7,451,183
185,000		Brown Shoe Company, Inc.	3,589,000
65,000	*	CEC Entertainment, Inc.	1,746,550
47,000	*	Children’s Place Retail Stores, Inc.	1,141,160
200,000		Cinemark Holdings, Inc.	3,712,000
80,000	*	Coach, Inc.	3,781,600
130,000		Foot Locker, Inc.	1,992,900
63,500		Gannett Company, Inc.	2,774,950
200,000	*	Morgans Hotel Group Company	4,350,000
110,500		Movado Group, Inc.	3,527,160
100,000		Nordstrom, Inc.	4,689,000
118,500	*	Office Depot, Inc.	2,443,470
50,000		Orient-Express Hotels, Ltd.	2,563,500
51,500		Polo Ralph Lauren Corporation – Class “A”	4,004,125
300,000	*	Quiksilver, Inc.	4,290,000
72,500	*	Red Robin Gourmet Burgers, Inc.	3,110,250
90,000		Tiffany & Company	4,711,500
272,500	*	Warnaco Group, Inc.	10,646,575
112,500		Wolverine World Wide, Inc.	3,082,500

			75,948,223

		Consumer Staples—4.0%
50,000		Altria Group, Inc.	3,476,500
100,000		Dean Foods Company	2,558,000
100,000		Kraft Foods, Inc. – Class “A”	3,451,000
275,000		Nu Skin Enterprises, Inc. – Class “A”	4,444,000
262,500		Sara Lee Corporation	4,381,125
116,000		Tootsie Roll Industries, Inc.	3,077,480

			21,388,105

		Energy—8.5%
228,800	*	Cal Dive International, Inc.	3,432,000
97,500		Chesapeake Energy Corporation	3,437,850
50,000		EOG Resources, Inc.	3,616,500
50,000		GlobalSantaFe Corporation	3,801,000
85,000	*	Grant Prideco, Inc.	4,634,200
86,000		Hess Corporation	5,721,580
93,500	*	Swift Energy Company	3,826,020

64

Shares		Security	Value

		Energy (continued)
200,000		Talisman Energy, Inc.	$3,940,000
40,000	*	Transocean, Inc.	4,522,000
70,000	*	Weatherford International, Ltd.	4,702,600
60,000		XTO Energy, Inc.	3,710,400

			45,344,150

		Financials—13.4%
70,000		A.G. Edwards, Inc.	5,943,700
135,000	*	AmeriCredit Corporation	2,373,300
79,000		CIT Group, Inc.	3,175,800
75,000		City National Corporation	5,213,250
222,500		Colonial BancGroup, Inc.	4,810,450
130,000	*	Discover Financial Services	2,704,000
98,000		Douglas Emmett, Inc. (REIT)	2,423,540
30,000		Federal Realty Investment Trust (REIT)	2,658,000
53,000		General Growth Properties, Inc. (REIT)	2,841,860
85,000		HCP, Inc. (REIT)	2,819,450
132,000		Lazard, Ltd. – Class “A”	5,596,800
125,000	*	Nasdaq Stock Market, Inc.	4,710,000
220,000		NewAlliance Bancshares, Inc.	3,229,600
60,000		PMI Group, Inc.	1,962,000
95,000		Protective Life Corporation	4,031,800
230,000		Sovereign Bancorp, Inc.	3,919,200
120,000		Sunstone Hotel Investors, Inc. (REIT)	3,076,800
185,000		Waddell & Reed Financial, Inc. – Class “A”	5,000,550
71,000		Zions Bancorporation	4,875,570

			71,365,670

		Health Care—11.8%
85,000	*	Barr Pharmaceuticals, Inc.	4,837,350
70,000		Beckman Coulter, Inc.	5,163,200
140,000	*	Community Health Systems, Inc.	4,401,600
165,000		DENTSPLY International, Inc.	6,870,600
330,000	*	Exelixis, Inc.	3,494,700
80,000	*	Express Scripts, Inc.	4,465,600
150,000	*	Gilead Sciences, Inc.	6,130,500
54,500	*	Laboratory Corporation of America Holdings	4,263,535
82,500		McKesson Corporation	4,850,175

65

Portfolio of Investments (continued)
MID-CAP OPPORTUNITY FUND
September 30, 2007

Shares		Security	Value

		Health Care (continued)
74,900	*	Psychiatric Solutions, Inc.	$2,942,072
97,500	*	St. Jude Medical, Inc.	4,296,825
137,000	*	Thermo Fisher Scientific, Inc.	7,907,640
45,000	*	Waters Corporation	3,011,400

			62,635,197

		Industrials—16.5%
61,600	*	AAR Corporation	1,868,944
55,000	*	Armstrong World Industries, Inc.	2,232,450
172,500		Chicago Bridge & Iron Company NV—NY Shares	7,427,850
37,000		FedEx Corporation	3,875,750
153,500	*	Gardner Denver, Inc.	5,986,500
42,800	*	Genlyte Group, Inc.	2,750,328
135,000		Harsco Corporation	8,001,450
145,000		IDEX Corporation	5,276,550
160,000		J.B. Hunt Transport Services, Inc.	4,208,000
200,000		Knoll, Inc.	3,548,000
50,000		L-3 Communications Holdings, Inc.	5,107,000
78,000		Manpower, Inc.	5,019,300
145,047	*	Mobile Mini, Inc.	3,504,336
65,500		Northrop Grumman Corporation	5,109,000
40,000		Precision Castparts Corporation	5,919,200
83,750		Regal-Beloit Corporation	4,010,787
90,000		Rolls-Royce Group PLC (ADR)	4,790,358
108,000		Roper Industries, Inc.	7,074,000
120,000		Southwest Airlines Company	1,776,000

			87,485,803

		Information Technology—14.4%
332,500	*	BEA Systems, Inc.	4,611,775
40,000	*	Business Objects SA (ADR)	1,794,800
125,000	*	Cadence Design Systems, Inc.	2,773,750
45,000	*	Cognos, Inc.	1,868,850
65,000	*	DST Systems, Inc.	5,577,650
150,000	*	Electronics for Imaging, Inc.	4,029,000
80,000		Fair Isaac Corporation	2,888,800
112,500		Harris Corporation	6,501,375
282,500	*	Ingram Micro, Inc. – Class “A”	5,539,825
200,000		Intersil Corporation – Class “A”	6,686,000
127,500	*	Intuit, Inc.	3,863,250

66

Shares		Security	Value

		Information Technology (continued)
87,500	*	Lam Research Corporation	$4,660,250
180,000	*	Macrovision Corporation	4,433,400
190,000	*	Open Text Corporation	4,934,300
480,000	*	Silicon Image, Inc.	2,472,000
240,000	*	SMART Modular Technologies (WWH), Inc.	1,716,000
217,500	*	Sybase, Inc.	5,030,775
135,000	*	Varian Semiconductor Equipment Associates, Inc.	7,225,200

			76,607,000

		Materials—7.0%
95,000		Agrium, Inc.	5,166,100
26,000		Allegheny Technologies, Inc.	2,858,700
48,000		Freeport-McMoRan Copper & Gold, Inc.	5,034,720
162,500		Louisiana-Pacific Corporation	2,757,625
90,000		Lubrizol Corporation	5,855,400
67,000		Praxair, Inc.	5,611,920
200,000		Sappi, Ltd. (ADR)	3,060,000
140,000		Sigma-Aldrich Corporation	6,823,600

			37,168,065

		Telecommunication Services—2.5%
215,000		Citizens Communications Company	3,078,800
212,000		NTELOS Holdings Corporation	6,245,520
171,000	*	Time Warner Telecom, Inc. – Class “A”	3,756,870

			13,081,190

		Utilities—5.1%
111,000		AGL Resources, Inc.	4,397,820
100,000		California Water Service Group	3,849,000
100,000		Equitable Resources, Inc.	5,187,000
122,500		Portland General Electric Company	3,405,500
125,000		SCANA Corporation	4,842,500
120,000		Wisconsin Energy Corporation	5,403,600

			27,085,420

Total Value of Common Stocks (cost $383,377,592)			518,108,823

67

Portfolio of Investments (continued)
MID-CAP OPPORTUNITY FUND
September 30, 2007

Principal
Amount	Security	Value

	SHORT-TERM CORPORATE NOTES—2.5%
$5,300M	General Electric Capital Corp., 4.74%, 10/15/07	$5,288,833
5,300M	New Jersey Natural Gas Co., 4.75%, 10/5/07	5,295,800
2,800M	Toyota Motor Credit Corp., 5.26%, 10/12/07	2,794,668

Total Value of Short-Term Corporate Notes (cost $13,379,301)		13,379,301

Total Value of Investments (cost $396,756,893)	100.0%	531,488,124
Excess of Liabilities Over Other Assets	—	(301,873)

Net Assets	100.0%	$531,186,251

* Non-income producing

Summary of Abbreviations:
ADR American Depositary Receipts
REIT Real Estate Investment Trust

68	See notes to financial statements

Portfolio Managers’ Letter
SPECIAL SITUATIONS FUND

Dear Investor:

This is the annual report for the First Investors Special Situations Fund for the fiscal year ended September 30, 2007. During the period, the Fund’s return on a net asset value basis was 16.3% for Class A shares and 15.5% for Class B shares, including capital gains distributions of $1.88 per share for both Class A and Class B shares.

The Fund’s strategy of buying well-managed companies neglected by Wall Street has again proven its worth, as the Fund’s Class A shares outperformed its benchmark by a wide margin. This relative outperformance was driven both by individual stock selection and sector allocation.

Our investments in the aerospace and defense industry paid off well this year. Wood-ward Governor and Curtiss Wright were up 88% and 57%, respectively; and United Industrial Corporation, a leading manufacturer of unmanned drones for the military, finalized a merger agreement with Textron. Two semiconductor-related names, Varian Semiconductor and Avnet, were also top performers. Varian makes equipment used to manufacture semiconductors, and Avnet is one of the largest semiconductor distributors in the world. Both companies were disparagingly called “chicken tech” stocks (i.e., technology stocks for investors who are scared to take big risks) in the 1990s, and were underfollowed for years. Both companies rose by more than 100% this year.

For most of 2007, the market has been buffeted by problems in the subprime mortgage market. The Fund’s decision to underweight financial stocks helped our relative outperformance significantly. We remain focused on finding out-of-favor stocks with attractive prices, good management teams and clean balance sheets.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

Jason Ronovech Portfolio Manager*	Jonathan S. Vyorst Portfolio Manager*

November 1, 2007

* Mr. Ronovech and Mr. Vyorst became the Fund’s Co-Portfolio Managers on
August 8, 2007.

69

Fund Expenses
SPECIAL SITUATIONS FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(4/1/07)	(9/30/07)	(4/1/07-9/30/07)*

Expense Example – Class A Shares
Actual	$1,000.00	$1,031.01	$7.48
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,017.70	$7.44

Expense Example – Class B Shares
Actual	$1,000.00	$1,026.94	$11.03
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,014.19	$10.96

* Expenses are equal to the annualized expense ratio of 1.47% for Class A shares and 2.17% for
   Class B shares, multiplied by the average account value over the period, multiplied by 183/365
   (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2007, and are based on the total value of investments.

70

Cumulative Performance Information
SPECIAL SITUATIONS FUND

Comparison of change in value of $10,000 investment in the First Investors Special Situations
Fund (Class A shares) and the Russell 2000 Index.

The graph compares a $10,000 investment in the First Investors Special Situations Fund (Class A shares) beginning 12/31/97 with a theoretical investment in the Russell 2000 Index (the “Index”). The Index consists of the smallest 2,000 companies in the Russell 3000 Index (which represents approximately 98% of the investable U.S. equity market). The Index is an unmanaged index generally considered as the premier of small capitalization stocks. It is not possible to invest directly in this Index. In addition, the Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in the sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 9/30/07) include the reinvestment of all dividends and distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%) . The Class B “S.E.C. Standardized” returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Return for One Year, Five Years and Ten Years would have been 9.46%, 14.21% and 2.45%, respectively. The Class B “S.E.C. Standardized” Average Annual Total Return for One Year, Five Years and Ten Years would have been 11.32%, 14.53% and 2.43%, respectively. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Russell 2000 Index figures are from Frank Russell and Company and all other figures are from First Investors Management Company, Inc.

71

Portfolio of Investments
SPECIAL SITUATIONS FUND
September 30, 2007

Shares		Security	Value

		COMMON STOCKS—95.7%
		Consumer Discretionary—10.3%
192,400		Foot Locker, Inc.	$ 2,949,492
229,800		Interactive Data Corporation	6,480,360
207,800		Jackson Hewitt Tax Service, Inc.	5,810,088
299,100	*	Rent-A-Center, Inc.	5,422,683
209,600		Tempur-Pedic International, Inc.	7,493,200
787,400	*	Visteon Corporation	4,055,110

			32,210,933

		Consumer Staples—5.4%
137,150		Church & Dwight Company, Inc.	6,451,536
267,900		Flower Foods, Inc.	5,840,220
130,400		Hormel Foods Corporation	4,665,712

			16,957,468

		Energy—5.5%
156,800	*	Denbury Resources, Inc.	7,007,392
111,600	*	Plains Exploration & Production Company	4,934,952
118,700	*	Whiting Petroleum Corporation	5,276,215

			17,218,559

		Financials—11.7%
15,602	*	Alleghany Corporation	6,334,412
170,900		Arthur J. Gallagher & Company	4,950,973
256,100		FirstMerit Corporation	5,060,536
141,500		Harleysville Group, Inc.	4,525,170
108,100		Midland Company	5,941,176
370,700		Phoenix Companies, Inc.	5,230,577
115,900		Wilmington Trust Corporation	4,508,510

			36,551,354

		Health Care—8.0%
83,800		Hillenbrand Industries, Inc.	4,610,676
70,100	*	Invitrogen Corporation	5,729,273
143,800	*	Lincare Holdings, Inc.	5,270,270
103,200	*	Magellan Health Services, Inc.	4,187,856
41,800		STERIS Corporation	1,142,394
99,500		West Pharmaceutical Services, Inc.	4,145,170

			25,085,639

72

Shares		Security	Value

		Industrials—23.6%
92,500		Alexander & Baldwin, Inc.	$ 4,637,025
14,200	*	Alliant Techsystems, Inc.	1,552,060
134,300		Carlisle Companies, Inc.	6,526,980
171,100		CLARCOR, Inc.	5,853,331
132,200		Curtiss-Wright Corporation	6,279,500
134,600		Deluxe Corporation	4,958,664
109,500		HNI Corporation	3,942,000
136,100	*	Kansas City Southern, Inc.	4,378,337
256,700	*	Labor Ready, Inc.	4,751,517
325,800		Mueller Water Products, Inc. – Class “B”	3,583,800
39,500	*	NCI Building Systems, Inc.	1,706,795
170,500		Pentair, Inc.	5,657,190
114,700		Robbins & Myers, Inc.	6,571,163
87,800		United Industrial Corporation	6,607,828
107,400		Woodward Governor Company	6,701,760

			73,707,950

		Information Technology—14.0%
128,850	*	Avnet, Inc.	5,135,961
314,500		AVX Corporation	5,063,450
69,900	*	Cabot Microelectronics Corporation	2,988,225
215,200	*	Checkpoint Systems, Inc.	5,679,128
222,500	*	Convergys Corporation	3,862,600
232,300	*	Epicor Software Corporation	3,198,771
197,800		MoneyGram International, Inc.	4,468,302
94,000	*	Rogers Corporation	3,871,860
326,700	*	Tyler Technologies, Inc.	4,361,445
92,500	*	Varian Semiconductor Equipment Associates, Inc.	4,950,600

			43,580,342

		Materials—7.0%
161,700		AptarGroup, Inc.	6,123,579
81,500		Commercial Metals Company	2,579,475
106,200		Eagle Materials, Inc.	3,795,588
118,100		Neenah Paper, Inc.	3,907,929
68,200	*	RTI International Metals, Inc.	5,405,532

			21,812,103

73

Portfolio of Investments (continued)
SPECIAL SITUATIONS FUND
September 30, 2007

Shares or
Principal
Amount		Security		Value

		Telecommunication Services—3.7%
416,700	*	Premiere Global Services, Inc.		$5,271,255
102,675		Telephone & Data Systems, Inc. – Special Shares		6,365,850

				11,637,105

		Utilities—6.5%
264,700		CMS Energy Corporation		4,452,254
621,200	*	Dynegy, Inc. – Class “A”		5,739,888
177,200		Energy East Corporation		4,793,260
184,800		Portland General Electric Company		5,137,440

				20,122,842

Total Value of Common Stocks (cost $249,327,571)				298,884,295

		SHORT-TERM CORPORATE NOTES—4.8%
$15,000M		UBS Finance Delaware, LLC, 4.6%, 10/1/07 (cost $14,996,166)		14,996,166

Total Value of Investments (cost $264,323,737)			100.5%	313,880,461
Excess of Liabilities Over Other Assets			(.5)	(1,565,155)

Net Assets			100.0%	$312,315,306

* Non-income producing

74	See notes to financial statements

Portfolio Manager’s Letter
INTERNATIONAL FUND

Dear Investor:

This is the annual report for the First Investors International Fund for the fiscal year ended September 30, 2007. During the period, the Fund’s return on a net asset value basis was 23.8% for Class A shares and 22.9% for Class B shares, including dividends of 7.2 cents per share on both Class A and Class B shares.

The Fund invests in a portfolio of 40 to 60 equity securities of companies that are located outside of the U.S., with the objective of long-term capital growth. The Fund’s absolute and relative performance benefited from the strong positive returns in emerging markets, and the benefits of a weak American dollar.

The Fund’s performance was generally in-line with the MSCI-EAFE Index during the reporting period. Among the top individual contributors were HDFC Bank, an Indian bank and Tesco, a British supermarket. Also helpful to performance were positions in British American Tobacco and Bharti Televentures, a telecommunications services company based in India. Sector allocation also helped performance. The three top sectors for the Fund were consumer staples, financials and telecommunications.

The Fund looks for attractive investment opportunities in all foreign markets, including developed and emerging markets. At the end of the reporting period, the Fund held 25.4% of its assets in emerging markets, a significant overweight position compared to the MSCI-EAFE Index. This helped the Fund’s performance, as emerging markets outperformed developed markets. Our research and screening found exceptional investment opportunities in companies based in developing markets such as Brazil, India and Mexico.

While its greatest allocation is to large-cap stocks, the Fund invests in companies of any size. Throughout the reporting period, the Fund held an average of 70.2% of its assets in large caps, 27.8 % in mid caps and 1.6% in small caps, based on Lipper’s market-cap ranges. The Fund’s market capitalization breakdown was not a significant contributor to performance during the reporting period.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

Rajiv Jain
Portfolio Manager

November 1, 2007

75

Fund Expenses
INTERNATIONAL FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(4/1/07)	(9/30/07)	(4/1/07-9/30/07)*

Expense Example – Class A Shares
Actual	$1,000.00	$1,107.57	$13.21
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,012.54	$12.61

Expense Example – Class B Shares
Actual	$1,000.00	$1,103.88	$16.88
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,009.03	$16.12

* Expenses are equal to the annualized expense ratio of 2.50% for Class A shares and 3.20% for
   Class B shares, multiplied by the average account value over the period, multiplied by 183/365
   (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2007, and are based on the total value of investments.

76

Cumulative Performance Information
INTERNATIONAL FUND

Comparison of change in value of $10,000 investment in the First Investors International Fund
(Class A shares) and the Morgan Stanley Capital International (“MSCI”) EAFE Index (Net).

The graph compares a $10,000 investment in the First Investors International Fund (Class A shares) beginning 6/27/06 (inception date) with a theoretical investment in the MSCI EAFE Index (Net) (the “Index”). The Index is a free float-adjusted market capitalization unmanaged index that measures developed foreign market equity performance, excluding the U.S. and Canada. The Index is calculated on a total-return basis with net dividends reinvested. It is not possible to invest directly in this Index. In addition, the Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 9/30/07) include the reinvestment of all dividends and distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% . The Class B “S.E.C. Standardized” returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Return Since Inception would have been 16.54% . The Class B “S.E.C. Standardized” Average Annual Total Return Since Inception would have been 18.43% . Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. MSCI EAFE Index (Net) figures are from Morgan Stanley & Co., Inc. and all other figures are from First Investors Management Company, Inc.

77

Portfolio of Investments
INTERNATIONAL FUND
September 30, 2007

Shares	Security	Value

	COMMON STOCKS—85.9%
	Switzerland—15.1%
68,400	ABB, Ltd. – Registered	$1,795,193
19,200	Compagnie Financiere Richemont SA	1,268,002
18,331	EFG International – Registered	859,903
5,477	Geberit AG – Registered	714,045
22,657	Kuehne & Nagel International AG – Registered	2,222,644
236	Lindt & Spruengli AG	817,980
7,390	Nestle SA – Registered	3,308,483
18,355	Roche Holding AG – Genusscheine	3,316,847
16,800	UBS AG – Registered	900,257

		15,203,354

	United Kingdom—15.0%
121,109	British American Tobacco PLC	4,322,942
73,725	Diageo PLC	1,613,199
51,379	Imperial Tobacco Group PLC	2,345,829
33,517	Reckitt Benckiser PLC	1,961,185
53,620	SABMiller PLC	1,520,670
367,106	Tesco PLC	3,285,278

		15,049,103

	Australia—7.1%
130,577	Aristocrat Leisure, Ltd.	1,606,198
35,200	BHP Billiton, Ltd.	1,387,740
14,194	Rio Tinto, Ltd.	1,359,346
91	Westfield Group	1,748
66,051	Woolworths, Ltd.	1,736,600
28,722	WorleyParsons, Ltd.	1,077,955

		7,169,587

	Japan—6.3%
75,650	Millea Holdings, Inc.	3,038,760
111,500	Park24 Company, Ltd.	1,001,430
38,650	Toyota Motor Corporation	2,278,372

		6,318,562

78

Shares	Security	Value

	Brazil—4.9%
28,315	Banco Itau Holding Financeira SA (ADR)	$1,433,305
64,400	Companhia Vale do Rio Doce (ADR)	2,185,092
16,998	Petroleo Brasileiro SA – Petrobras (ADR)	1,283,349

		4,901,746

	Hong Kong—5.6%
75,000	China Mobile, Ltd.	1,228,978
11,000	China Mobile, Ltd. (ADR)	902,440
1,182,800	CNOOC, Ltd.	1,988,424
51,635	Jardine Matheson Holdings, Ltd.	1,476,761

		5,596,603

	Mexico—3.8%
100,633	America Movil SAB de CV – Series “L”	322,110
30,825	America Movil SAB de CV (ADR) – Series “L”	1,972,800
317,971	Grupo Modelo SA de CV – Series “C”	1,526,659

		3,821,569

	Sweden—3.7%
86,500	Atlas Copco AB – Series “B”	1,377,250
39,400	Investor AB – Class “B”	1,007,984
63,500	Sandvik AB	1,357,058

		3,742,292

	Belgium—3.7%
3,395	Colruyt NV	715,298
32,935	InBev NV	2,977,059

		3,692,357

	India—3.3%
31,180	HDFC Bank, Ltd. (ADR)	3,340,313

	Spain—3.1%
4,101	Banco Santander Central Hispano SA	79,493
78,070	Enagas	2,018,477
20,555	Red Electrica de Espana	1,062,595

		3,160,565

79

Portfolio of Investments (continued)
INTERNATIONAL FUND
September 30, 2007

Shares,
Warrants
or Options		Security	Value

		Canada—3.1%
31,350		Canadian Natural Resources, Ltd.	$2,383,824
18,310		Power Corporation of Canada	736,306

			3,120,130

		Norway—2.9%
161,985		Orkla ASA	2,876,879

		Germany—2.8%
11,600		Deutsche Boerse AG	1,571,500
9,000		Siemens AG – Registered	1,231,939

			2,803,439

		France—2.8%
6,910		Air Liquide SA	922,368
16,000	*	Paris RE Holdings, Ltd.	384,550
18,870		Total SA	1,530,189

			2,837,107

		Netherlands Antilles—1.8%
1,600		Schlumberger, Ltd.	169,179
16,000		Schlumberger, Ltd. (ADR)	1,680,000

			1,849,179

		Taiwan—.9%
92,665		Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	937,770

Total Value of Common Stocks (cost $74,227,222)			86,420,555

		WARRANTS—8.0%
		India
209,315	*	Bharti Tele-Ventures, Ltd. (expiring 5/31/10) †	4,937,113
23,421		HDFC Bank, Ltd. (expiring 6/28/10) †	843,788
35,630		Housing Development Finance Corp. (expiring 5/25/09) †	2,259,762

Total Value of Warrants (cost $5,817,042)			8,040,663

		OPTIONS—.1%
		Switzerland
13	*	Roche Holding AG – Genusscheine (exercise price 160 CHF,
		expiring 12/18/09) (cost $70,620)	65,256

80

Principal
Amount	Security	Value

	SHORT-TERM CORPORATE NOTES—3.5%
	United States
$1,500M	General Electric Capital Corp., 5.16%, 10/3/07	$1,499,137
2,000M	New Jersey Natural Gas Co., 4.75%, 10/12/07	1,996,568

Total Value of Short-Term Corporate Notes (cost $3,495,705)		3,495,705

Total Value of Investments (cost $83,610,589)	97.5%	98,022,179
Other Assets, Less Liabilities	2.5	2,550,057

Net Assets	100.0%	$100,572,236

* Non-income producing
 † Securities valued at Fair Value (see Note 1A)

Summary of Abbreviations:
ADR American Depositary Receipts

See notes to financial statements	81

Portfolio Manager’s Letter
CASH MANAGEMENT FUND

Dear Investor:

This is the annual report for the First Investors Cash Management Fund for the fiscal year ended September 30, 2007. During the period, the Fund’s return on a net asset value basis was 4.6% for Class A shares and 3.8% for Class B shares, including dividends of 4.5 cents per share on Class A shares and 3.7 cents per share on Class B shares. The Fund maintained a $1.00 net asset value for each class of shares throughout the year.

During the reporting period, performance was primarily driven by shifting market sentiments regarding the direction of short-term interest rates.

The Federal Reserve (the “Fed”) held its target federal funds rate unchanged through most of the review period as the economy exhibited moderate growth and limited inflationary pressures. During the last quarter of the fiscal year, the money markets, as well as other financial markets, experienced significant disruption because of concerns regarding subprime mortgage investments. These disruptions drove the Fed to lower short-term interest rates by 50 basis points (.5%) in September.

The Fund effectively used corporate bonds and notes for incremental return, in addition to floating rate securities and various types of callable securities. The Fund continued to invest conservatively, mitigating credit risk by generally limiting corporate security investments to shorter maturities and smaller position sizes while maintaining a signifi-cant portion of its assets in U.S. government and agency securities. In addition, the Fund continued to commit a significant portion of its assets to floating rate securities. Because the Fund is managed conservatively, it did not invest in asset-backed commercial paper during the review period.

Although money market funds are generally conservative vehicles, there can be no assurance that they will be able to maintain a stable net asset value of $1.00 per share. Money market mutual funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

Michael J. O’Keefe
Portfolio Manager

November 1, 2007

Fund Expenses
CASH MANAGEMENT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(4/1/07)	(9/30/07)	(4/1/07–9/30/07)*

Expense Example – Class A Shares
Actual	$1,000.00	$1,022.82	$4.06
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,021.06	$4.05

Expense Example – Class B Shares
Actual	$1,000.00	$1,018.98	$7.84
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,017.30	$7.84

* Expenses are equal to the annualized expense ratio of .80% for Class A shares and 1.55% for
   Class B shares, multiplied by the average account value over the period, multiplied by 183/365
   (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2007, and are based on the total value of investments.

83

Portfolio of Investments
CASH MANAGEMENT FUND
September 30, 2007

Principal		Interest
Amount	Security	Rate*	Value

	CORPORATE NOTES—53.7%
$ 7,000M	Anheuser-Busch Cos., Inc., 10/25/07 †	4.99%	$6,976,668
	Archer-Daniels-Midland Co.:
6,000M	10/30/07 †	5.00	5,975,786
3,500M	11/20/07 †	4.75	3,476,898
5,000M	Brown-Forman Beverage, Europe, Ltd., 12/10/07 †	5.27	4,948,583
5,000M	Chevron Funding Corp., 10/24/07	5.20	4,983,229
	Coca Cola Co.:
5,000M	10/11/07 †	5.22	4,992,684
5,000M	12/14/07 †	4.72	4,951,444
5,000M	Dupont (E.I.) de Nemours & Co., 10/1/07 †	5.00	5,000,000
	General Electric Capital Corp.:
9,000M	10/18/07	5.23	8,977,574
500M	4/1/08 #	5.10	507,048
500M	4/1/08 #	5.32	507,048
	IBM International Group Capital, LLC:
4,000M	11/8/07 †	5.21	3,977,813
1,000M	12/18/07 †	4.98	989,191
1,590M	International Business Machines Corp., 2/1/08	5.03	1,582,893
4,000M	Johnson & Johnson, 10/26/07 †	5.23	3,985,370
4,000M	McGraw-Hill Cos., Inc., 10/3/07 †	5.24	3,998,826
4,000M	Merrill Lynch & Co., Inc., 10/25/07	5.21	3,985,956
	Paccar Financial Corp.:
3,000M	10/25/07	5.20	2,989,497
5,000M	11/29/07	5.25	4,956,784
3,000M	PepsiCo, Inc., 10/26/07 †	4.73	2,990,139
7,000M	Pitney Bowes, Inc., 10/9/07 †	5.20	6,991,879
	Procter & Gamble International Funding, SCA:
5,500M	10/31/07 †	5.22	5,475,861
4,500M	12/6/07 †	5.20	4,456,951
	Prudential Funding Corp.:
3,000M	10/15/07	5.23	2,993,844
2,500M	10/29/07	5.20	2,489,792
5,000M	Toyota Motor Credit Corp., 12/7/07	5.27	4,950,736
10,000M	Wal-Mart Stores, Inc., 10/9/07 †	5.19	9,988,339

Total Value of Corporate Notes (cost $118,100,833)			118,100,833

84

Principal		Interest
Amount	Security	Rate*	Value

	U.S. GOVERNMENT AGENCY OBLIGATIONS—22.3%
	Fannie Mae:
$ 900M	1/18/08	5.29%	$899,581
500M	3/25/08 #	5.22	496,969
	Federal Home Loan Bank:
2,000M	11/14/07	5.22	2,000,000
1,020M	11/27/07	5.33	1,017,165
3,300M	1/23/08	5.31	3,299,497
2,300M	1/28/08	5.25	2,290,782
1,385M	1/30/08	5.23	1,377,502
5,000M	2/15/08	5.30	4,994,400
1,190M	2/15/08	4.80	1,188,698
5,000M	2/28/08	5.22	5,000,000
7,450M	3/19/08	5.30	7,451,851
5,000M	8/8/08	4.96	5,000,000
2,850M	8/15/08	5.38	2,850,000
3,700M	8/20/08	5.38	3,700,000
2,000M	8/20/08	5.36	2,000,000
	Freddie Mac:
800M	11/26/07	5.25	798,636
4,650M	1/11/08	5.22	4,649,717

Total Value of U.S. Government Agency Obligations (cost $49,014,798)			49,014,798

	FLOATING RATE NOTES—16.6%
3,900M	Advanced Packaging Corp., 10/1/36
	(LOC; Fifth Third Bank)	5.17	3,900,000
	Bank of New York:
6,000M	11/16/07	5.51	6,000,155
2,750M	11/19/07	5.46	2,749,958
3,000M	Federal Home Loan Bank, 3/14/08	4.12	3,000,000
3,945M	Genesys Medsports, LLC, 1/1/27 (LOC; Fifth Third Bank)	5.17	3,945,000
3,620M	Suntrust Bank, 1/28/08	5.12	3,620,024
5,150M	US Bank, NA, 2/8/08	5.76	5,147,545
3,100M	Wachovia Bank, NA, 11/30/07	5.12	3,100,203
5,000M	Wachovia Corp., 11/8/07	5.43	5,000,650

Total Value of Floating Rate Notes (cost $36,463,535)			36,463,535

85

Portfolio of Investments (continued)
CASH MANAGEMENT FUND
September 30, 2007

Principal		Interest
Amount	Security	Rate*	Value

	BANKERS’ ACCEPTANCES—4.1%
	Bank of America, NA:
$ 5,000M	10/29/07	5.18%	$4,979,680
2,000M	11/20/07	5.17	1,985,514
2,104M	11/23/07	5.17	2,087,846

Total Value of Bankers’ Acceptances (cost $9,053,040)			9,053,040

	CERTIFICATES OF DEPOSIT—3.0%
	Citibank, NA:
2,000M	11/14/07	5.49	2,000,000
4,700M	11/16/07	5.47	4,700,000

Total Value of Certificates of Deposit (cost $6,700,000)			6,700,000

Total Value of Investments (cost $219,332,206) ††		99.7%	219,332,206
Other Assets, Less Liabilities		.3	512,689

Net Assets		100.0%	$219,844,895

 * The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on floating rate notes are adjusted periodically; the rates shown are the rates in effect at September 30, 2007.
  † Security exempt from registration under Section 4(2) of the Securities Act of 1933 (see Note 4).
††Aggregate cost for federal income tax purposes is the same.
 # Denotes a step bond (a zero coupon bond that converts to a fixed interest rate at a designated date).

Summary of Abbreviations:
LOC Letters of Credit

86	See notes to financial statements

Portfolio Manager’s Letter
GOVERNMENT FUND

Dear Investor:

This is the annual report for the First Investors Government Fund for the fiscal year ended September 30, 2007. During the period, the Fund’s return on a net asset value basis was 4.1% for Class A shares and 3.3% for Class B shares, including dividends of 49.7 cents per share on Class A shares and 41.9 cents per share on Class B shares.

The Fund invests primarily in Government Mortgage Association (GNMA) mortgage-backed bonds. These bonds are backed by the full faith and credit of the U.S. government and have the highest possible credit rating (AAA).

Because the Fund is managed conservatively, it did not invest in any subprime mortgage-backed debt during the reporting period. Nonetheless, the Fund’s performance was impacted by developments in the housing market and the decline in liquidity in the financial markets following the subprime mortgage crisis this past summer.

The housing market remained in recession during the review period. New home sales declined 23% from October 2006 through September of 2007, while existing home sales fell 19%. From their 2005 peaks, new and existing home sales have fallen 45% and 30%, respectively. The continued decline of the housing market impacted the Fund in two ways.

First, it slowed down prepayments on mortgage-backed bonds. While this was positive for high coupon mortgage-backed holdings, it hurt the performance of discount coupon holdings. The latter had a greater impact on Fund performance than the former.

Second, the downturn in the housing market triggered defaults on subprime mortgage-backed securities. While the Fund did not own any subprime mortgage-backed securities, the defaults in these instruments caused substantial dislocations in the financial markets in general, and therefore indirectly affected the Fund. One aspect of the dislocation was a decline in liquidity in the capital markets as firms stopped lending money to other financial institutions. Investment firms rely on loans to finance their holdings of mortgage-backed securities. Without this source of liquidity, they were forced to sell mortgage-backed holdings. This selling compressed the price differential between generic mortgage-backed securities and “specified” mortgage-backed holdings (which normally trade at a premium to the market because the underlying mortgages that make up the securities have desirable characteristics). A substantial portion of the Fund’s mortgage-backed holdings are specified securities, so this summer’s events had a negative impact, at least temporarily, on the Fund’s relative performance.

87

Portfolio Manager’s Letter (continued)
GOVERNMENT FUND

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

Clark D. Wagner
Portfolio Manager and
Director of Fixed Income, First Investors Management Company, Inc.

November 1, 2007

88

Fund Expenses
GOVERNMENT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(4/1/07)	(9/30/07)	(4/1/07–9/30/07)*

Expense Example – Class A Shares
Actual	$1,000.00	$1,015.77	$5.56
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.55	$5.57

Expense Example – Class B Shares
Actual	$1,000.00	$1,012.15	$9.08
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.05	$9.10

* Expenses are equal to the annualized expense ratio of 1.10% for Class A shares and 1.80% for
   Class B shares, multiplied by the average account value over the period, multiplied by 183/365
   (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2007, and are based on the total value of investments.

89

Cumulative Performance Information
GOVERNMENT FUND

Comparison of change in value of $10,000 investment in the First Investors Government Fund
(Class A shares) and the Merrill Lynch GNMA Master Index.

The graph compares a $10,000 investment in the First Investors Government Fund (Class A shares) beginning 12/31/97 with a theoretical investment in the Merrill Lynch GNMA Master Index (the “Index”). The Index is unmanaged and is a market capitalization-weighted index, including generic-coupon GNMA mortgages, with at least $150 million principal amounts outstanding. Every issue included in the Index is trader-priced, and the Index follows consistent and realistic availability limits, including only those securities with sufficient amounts outstanding. It is not possible to invest directly in this Index. In addition, the Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 9/30/07) include the reinvestment of all dividends and distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%) . The Class B “S.E.C. Standardized” returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Return for One Year, Five Years and Ten Years would have been (2.01%), 1.52% and 3.75%, respectively, and the S.E.C. 30-Day Yield for September 2007 would have been 4.12% . The Class B “S.E.C. Standardized” Average Annual Total Return for One Year, Five Years and Ten Years would have been (.80%), 1.62% and 3.76%, respectively, and the S.E.C. 30-Day Yield for September 2007 would have been 3.67% . Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch GNMA Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

90

Portfolio of Investments
GOVERNMENT FUND
September 30, 2007

Principal
Amount	Security		Value

	MORTGAGE-BACKED CERTIFICATES—101.4%
	Fannie Mae—8.6%
$18,314M	5.5%, 4/1/2033—9/1/2035		$17,980,829

	Government National Mortgage
	Association I Program—92.8%
28,698M	5%, 5/15/2033—5/15/2036		27,799,973
52,021M	5.5%, 3/15/2033—10/18/2037		51,358,158
82,973M	6%, 3/15/2031—8/15/2037		83,621,966
23,257M	6.5%, 10/15/2028—3/15/2037		23,891,519
5,527M	7%, 4/15/2032—8/15/2035		5,792,535
2,519M	7.5%, 7/15/2023—6/15/2034		2,640,605

			195,104,756

Total Value of Mortgage-Backed Certificates
(cost $215,950,224)		101.4%	213,085,585
Excess of Liabilities Over Other Assets		(1.4)	(2,909,328)

Net Assets		100.0%	$210,176,257

See notes to financial statements	91

Portfolio Manager’s Letter
INVESTMENT GRADE FUND

Dear Investor:

This is the annual report for the First Investors Investment Grade Fund for the fiscal year ended September 30, 2007. During the period, the Fund’s return on a net asset value basis was 3.9% for Class A shares and 3.2% for Class B shares, including dividends of 46.5 cents per share on Class A shares and 39.5 cents per share on Class B shares.

The Fund invests in investment grade fixed income securities. While the majority of the Fund’s holdings are investment grade corporate bonds, the Fund also generally had 5% to 10% positions in each of the following fixed income sectors during the reporting period: mortgage-backed bonds, U.S. government agency securities, U.S. Treasury notes and high yield corporate bonds.

The primary factors that drove the Fund’s performance were the steepening of the yield curve and the outperformance of most fixed income sectors relative to investment grade corporate bonds. The Fund did not invest in any subprime mortgage-backed securities during the reporting period. Therefore, it was largely able to avoid the negative impact of the disruption in the market for these securities.

Short-term interest rates fell substantially during the review period in anticipation of the Federal Reserve’s decision to lower interest rates in September. The yield of the two-year U.S. Treasury note fell from 4.69% to 3.99% . In contrast, long-term interest rates were almost unchanged with the 10-year U.S. Treasury rate moving from 4.63% to 4.59% . This steepening of the yield curve contributed to the Fund’s performance since it was underweight corporate bonds with maturities longer than 10 years.

After a prolonged period of low volatility, the downturn in the housing market triggered defaults on subprime mortgage-backed securities, which in turn caused substantial dislocations in the financial markets this summer. Part of the dislocation involved a reassessment of risk by investors, causing spreads on corporate bonds to move to their widest level in several years. As a result, investment grade corporate bonds underperformed most other fixed income classes for the review period. Consequently, the Fund’s investments in fixed income sectors other than high-grade corporate bonds contributed significantly to performance relative to the Merrill Lynch Corporate Index.

92

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

Clark D. Wagner
Portfolio Manager* and
Director of Fixed Income, First Investors Management Company, Inc.

November 1, 2007

* Mr. Wagner became the Fund’s Portfolio Manager on March 13, 2007.

93

Fund Expenses
INVESTMENT GRADE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(4/1/07)	(9/30/07)	(4/1/07–9/30/07)*

Expense Example – Class A Shares
Actual	$1,000.00	$1,014.28	$5.55
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.55	$5.57

Expense Example – Class B Shares
Actual	$1,000.00	$1,010.62	$9.07
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.05	$9.10

* Expenses are equal to the annualized expense ratio of 1.10% for Class A shares and 1.80% for
   Class B shares, multiplied by the average account value over the period, multiplied by 183/365
   (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition

TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2007, and are based on the total value of investments.

94

Cumulative Performance Information
INVESTMENT GRADE FUND

Comparison of change in value of $10,000 investment in the First Investors Investment Grade
Fund (Class A shares) and the Merrill Lynch U.S. Corporate Master Index.

The graph compares a $10,000 investment in the First Investors Investment Grade Fund (Class A shares) beginning 12/31/97 with a theoretical investment in the Merrill Lynch U.S. Corporate Master Index (the “Index”). The Index is unmanaged and includes publicly issued, fixed-rate, nonconvertible investment grade dollar-denominated, S.E.C.-registered corporate debt. All issues have at least one year to maturity and an outstanding par value of at least $250 million. It is not possible to invest directly in this Index. In addition, the Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 9/30/07) include the reinvestment of all dividends and distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%) . The Class B “S.E.C. Standardized” returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Return for One Year, Five Years and Ten Years would have been (2.19%), 2.71% and 4.36%, respectively, and the S.E.C. 30-Day Yield for September 2007 would have been 4.29% . The Class B “S.E.C. Standardized” Average Annual Total Return for One Year, Five Years and Ten Years would have been (.96%), 2.82% and 4.39%, respectively, and the S.E.C. 30-Day Yield for September 2007 would have been 3.85% . Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch U.S. Corporate Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

95

Portfolio of Investments
INVESTMENT GRADE FUND
September 30, 2007

Principal
Amount	Security	Value

	CORPORATE BONDS—71.8%
	Aerospace/Defense—1.9%
$ 2,000M	Boeing Co., 7.25%, 2025	$2,299,868
	Honeywell International, Inc.:
1,050M	7.5%, 2010	1,113,505
975M	6.125%, 2011	1,009,697
400M	Precision Castparts Corp., 5.6%, 2013	408,640
717M	TRW, Inc., 7.125%, 2009	738,147

		5,569,857

	Automotive—.6%
1,700M	Daimler Chrysler NA Holdings Corp., 5.75%, 2009	1,718,435

	Chemicals—2.8%
1,700M	Air Products & Chemicals, Inc., 4.125%, 2010	1,673,601
1,700M	Cabot Corp., 5.25%, 2013 †	1,682,932
3,500M	DuPont (E.I.) de Nemours & Co., 5.6%, 2036	3,167,854
1,800M	Praxair, Inc., 5.375%, 2016	1,769,513

		8,293,900

	Consumer Durables—.5%
1,650M	Black & Decker Corp., 5.75%, 2016	1,615,008

	Consumer Non-Durables—1.6%
1,000M	Colgate-Palmolive Co., 5.98%, 2012	1,036,924
1,600M	Newell Rubbermaid, Inc., 6.75%, 2012	1,661,656
2,000M	Procter & Gamble Co., 4.85%, 2015	1,933,246

		4,631,826

	Energy—3.2%
1,700M	Anadarko Petroleum Corp., 5.95%, 2016	1,686,582
850M	Kinder Morgan Finance Co., 5.35%, 2011	831,526
2,000M	Nexen, Inc., 5.05%, 2013	1,938,008
2,000M	Northern Border Pipeline Co., 7.1%, 2011	2,102,950
2,220M	Phillips Petroleum Co., 7.125%, 2028	2,281,905
500M	Tesoro Corp., 6.5%, 2017 †	498,750

		9,339,721

96

Principal
Amount	Security	Value

	Financial Services—11.6%
$ 2,000M	Bank of America Corp., 7.4%, 2011	$2,129,730
2,000M	Citigroup, Inc., 6%, 2033	1,954,810
2,100M	Endurance Specialty Holdings, Ltd., 7%, 2034	1,953,439
1,200M	First Union National Bank, 7.8%, 2010	1,286,428
1,000M	Fleet Capital Trust II, 7.92%, 2026	1,039,080
600M	GATX Financial Corp., 5.5%, 2012	598,164
2,300M	Goldman Sachs Group, Inc., 6.45%, 2036	2,251,403
625M	Greenpoint Bank, 9.25%, 2010	698,631
2,420M	Hibernia Corp., 5.35%, 2014	2,329,427
900M	HSBC Finance Corp., 5%, 2015	851,230
1,880M	Independence Community Bank Corp., 4.9%, 2010	1,834,824
2,000M	JPMorgan Chase & Co., 5.25%, 2015	1,936,720
1,700M	Lehman Brothers Holdings, Inc., 5.75%, 2011	1,707,174
2,625M	MetLife, Inc., 6.4%, 2036	2,503,972
1,200M	National City Bank of Pennsylvania, 7.25%, 2011	1,276,218
1,505M	Nationsbank Corp., 7.8%, 2016	1,689,137
1,298M	Republic NY Corp., 7.75%, 2009	1,356,657
2,000M	Royal Bank of Scotland Group PLC, 5%, 2014	1,935,026
1,500M	US Bank, NA, 6.3%, 2014	1,554,690
500M	Wachovia Bank, NA, 4.875%, 2015	473,682
2,565M	Washington Mutual Bank, 5.95%, 2013	2,535,028

		33,895,470

	Financials—6.8%
900M	American Express Co., 4.875%, 2013	866,746
875M	American General Finance Corp., 8.125%, 2009	925,587
900M	Caterpillar Financial Services Corp., 4.6%, 2014	855,827
	ERAC USA Finance Enterprise Co.:
1,775M	7.35%, 2008 †	1,794,663
1,170M	8%, 2011 †	1,262,352
2,363M	Ford Motor Credit Co., 9.75%, 2010	2,412,221
	General Electric Capital Corp.:
700M	8.5%, 2008	717,602
2,500M	5.45%, 2013	2,526,263
2,625M	General Motors Acceptance Corp., 7.75%, 2010	2,604,987
1,200M	Health Care Property Investors, Inc., 6%, 2017	1,148,014
1,825M	Household Finance Corp., 6.5%, 2008	1,850,384
2,000M	International Lease Finance Corp., 5.625%, 2013	1,985,440
900M	Siemens Financieringsmaatschappij NV, 5.75%, 2016 †	909,194

		19,859,280

97

Portfolio of Investments (continued)
INVESTMENT GRADE FUND
September 30, 2007

Principal
Amount	Security	Value

	Food/Beverage/Tobacco—4.7%
$ 2,860M	Altria Group, Inc., 7%, 2013	$3,111,906
900M	Anheuser-Busch Cos., Inc., 4.375%, 2013	857,224
910M	Bottling Group, LLC , 5%, 2013	894,991
1,980M	Bunge Limited Finance Corp., 5.875%, 2013	1,964,703
900M	Cargill, Inc., 5.6%, 2012 †	907,879
1,500M	Coca-Cola Enterprises, Inc., 7.125%, 2017	1,666,740
1,949M	ConAgra Foods, Inc., 6.75%, 2011	2,039,034
1,000M	Pepsi Bottling Group, Inc., 7%, 2029	1,100,985
1,225M	UST, Inc., 7.25%, 2009	1,260,979

		13,804,441

	Food/Drug—1.0%
2,000M	Kroger Co., 6.75%, 2012	2,105,192
700M	Safeway, Inc., 6.5%, 2011	732,884

		2,838,076

	Forest Products/Containers—.6%
1,725M	Sappi Papier Holding AG, 6.75%, 2012 †	1,694,795

	Gaming/Leisure—1.5%
1,423M	Hilton Hotels Corp., 7.2%, 2009	1,508,968
2,000M	International Speedway Corp., 4.2%, 2009	1,977,382
750M	MGM Mirage, Inc., 8.5%, 2010	787,500

		4,273,850

	Health Care—5.0%
	Abbott Laboratories:
900M	5.6%, 2011	917,436
2,000M	5.875%, 2016	2,021,388
1,800M	AstraZeneca PLC, 5.9%, 2017	1,830,541
564M	Baxter International, Inc., 5.9%, 2016	569,605
1,880M	Becton, Dickinson & Co., 7.15%, 2009	1,970,157
2,500M	Fisher Scientific International, Inc., 6.75%, 2014	2,519,978
	Johnson & Johnson:
900M	5.55%, 2017	916,016
900M	5.95%, 2037	926,128
1,130M	Tenet Healthcare Corp., 6.375%, 2011	994,400
1,830M	Wyeth, 6.95%, 2011	1,919,401

		14,585,050

98

Principal
Amount	Security	Value

	Housing—.7%
$ 1,970M	D.R. Horton, Inc., 8%, 2009	$1,956,791

	Information Technology—2.3%
2,645M	International Business Machines Corp., 7%, 2025	2,923,370
2,000M	Oracle Corp., 5.25%, 2016	1,950,700
1,750M	Xerox Corp., 6.875%, 2011	1,817,720

		6,691,790

	Manufacturing—4.0%
1,750M	Briggs & Stratton Corp., 8.875%, 2011	1,876,875
2,000M	Caterpillar, Inc., 6.05%, 2036	2,009,360
2,500M	Crane Co., 6.55%, 2036	2,463,018
1,112M	Hanson Australia Funding, Ltd., 5.25%, 2013	1,066,008
646M	Hanson PLC, 7.875%, 2010	688,353
875M	Ingersoll-Rand Co., 9%, 2021	1,114,364
	United Technologies Corp.:
900M	6.5%, 2009	919,293
1,600M	7.125%, 2010	1,697,170

		11,834,441

	Media-Broadcasting—1.6%
2,000M	Comcast Cable Communications, Inc., 7.125%, 2013	2,131,414
2,000M	Cox Communications, Inc., 4.625%, 2013	1,888,854
700M	PanAmSat Corp., 6.375%, 2008	702,625

		4,722,893

	Media-Diversified—3.0%
1,575M	AOL Time Warner, Inc., 6.875%, 2012	1,654,235
1,800M	News America, Inc., 5.3%, 2014	1,753,736
1,000M	Time Warner, Inc., 9.125%, 2013	1,147,638
	Viacom, Inc.:
1,200M	5.75%, 2011	1,212,578
500M	8.625%, 2012	559,230
360M	8.875%, 2014	415,545
2,000M	Walt Disney Co., 5.7%, 2011	2,030,266

		8,773,228

99

Portfolio of Investments (continued)
INVESTMENT GRADE FUND
September 30, 2007

Principal
Amount	Security	Value

	Metals/Mining—1.1%
$ 1,300M	Alcoa, Inc., 6%, 2012	$1,327,109
2,000M	Vale Overseas, Ltd., 6.25%, 2017	2,032,398

		3,359,507

	Real Estate Investment Trusts—2.6%
1,654M	Archstone-Smith Trust, 7.9%, 2016	1,805,865
	AvalonBay Communities, Inc.:
1,900M	7.5%, 2010	2,036,133
200M	6.625%, 2011	208,114
1,350M	Duke Weeks Realty Corp., 7.75%, 2009	1,415,223
1,900M	Mack-Cali Realty LP, 7.75%, 2011	2,035,993

		7,501,328

	Retail—General Merchandise—1.6%
900M	Costco Wholesale Corp., 5.5%, 2017	882,136
	Lowe’s Cos., Inc.:
900M	8.25%, 2010	972,909
450M	6.1%, 2017	455,505
	Wal-Mart Stores, Inc.:
1,400M	4.5%, 2015	1,309,476
1,080M	5.8%, 2018	1,089,575

		4,709,601

	Telecommunications—3.8%
900M	AT&T, Inc., 6.5%, 2037	931,093
2,000M	Deutsche Telekom AG, 8%, 2010	2,143,664
1,359M	GTE Corp., 6.84%, 2018	1,452,181
2,000M	SBC Communications, Inc., 6.25%, 2011	2,059,628
1,725M	Sprint Capital Corp., 6.375%, 2009	1,752,493
800M	Verizon New York, Inc., 6.875%, 2012	843,536
1,750M	Vodafone AirTouch PLC, 7.75%, 2010	1,848,686

		11,031,281

	Transportation—2.7%
2,000M	Burlington Northern Santa Fe Corp., 4.3%, 2013	1,888,382
2,000M	Canadian National Railway Co., 6.25%, 2034	1,986,146
565M	FedEx Corp., 5.5%, 2009	571,570
1,000M	Norfolk Southern Corp., 7.7%, 2017	1,118,693
1,958M	Union Pacific Corp., 7.375%, 2009	2,046,041
300M	Union Pacific Railroad, 7.28%, 2011	322,621

		7,933,453

100

Principal
Amount	Security	Value

	Utilities—5.7%
$ 1,350M	Carolina Power & Light, Inc., 5.15%, 2015	$1,310,496
1,800M	Consumers Energy Co., 6.875%, 2018	1,956,276
1,450M	Dominion Resources, Inc., 5%, 2013	1,402,710
2,650M	Entergy Gulf States, Inc., 5.25%, 2015	2,501,674
1,550M	Florida Power & Light Co., 5.85%, 2033	1,507,389
750M	Great River Energy Co., 5.829%, 2017 †	768,114
1,325M	Jersey Central Power & Light Co., 5.625%, 2016	1,300,326
	NiSource Finance Corp.:
900M	7.875%, 2010	964,010
600M	5.4%, 2014	583,979
1,400M	OGE Energy Corp., 5%, 2014	1,327,228
775M	PSI Energy, Inc., 8.85%, 2022	975,041
1,510M	Public Service Electric & Gas Co., 6.75%, 2016	1,617,687
400M	South Carolina Electric & Gas Co., 6.7%, 2011	419,425

		16,634,355

	Waste Management—.9%
500M	Allied Waste NA, Inc., 5.75%, 2011	493,750
2,000M	Waste Management, Inc., 6.875%, 2009	2,068,006

		2,561,756

Total Value of Corporate Bonds (cost $210,912,535)		209,830,133

	MORTGAGE-BACKED CERTIFICATES—7.5%
	Fannie Mae—6.1%
13,713M	5.5%, 1/1/2037—8/1/2037	13,434,955
2,000M	6%, 9/1/2037	2,003,304
2,225M	6.5%, 7/1/2037	2,265,829

		17,704,088

	Freddie Mac—1.4%
4,188M	5.5%, 6/1/2036—9/1/2036	4,103,775

Total Value of Mortgage-Backed Certificates (cost $21,687,462)		21,807,863

101

Portfolio of Investments (continued)
INVESTMENT GRADE FUND
September 30, 2007

Principal
Amount	Security	Value

	U.S. GOVERNMENT OBLIGATIONS—7.2%
$ 1,085M	FDA Queens LP, 6.99%, 2017 †	$1,185,442
	U.S. Treasury Notes:
7,000M	4.875%, 2009	7,082,579
3,950M	4.625%, 2011	4,020,361
1,000M	4.75%, 2014	1,022,813
1,700M	4.625%, 2016	1,708,900
860M	4.875%, 2016	880,426
5,100M	5.125%, 2016	5,315,557

Total Value of U.S. Government Obligations (cost $20,822,674)		21,216,078

	U.S. GOVERNMENT AGENCY OBLIGATIONS—6.3%
	Fannie Mae:
2,625M	5.25%, 2010	2,630,326
2,000M	5.65%, 2014	2,005,714
2,600M	6%, 2016	2,614,635
	Federal Home Loan Bank:
3,000M	5.125%, 2013	3,063,345
2,625M	5.815%, 2013	2,648,090
1,000M	7.23%, 2015	1,069,892
	Freddie Mac:
1,000M	6%, 2012	1,004,769
2,500M	6%, 2017	2,547,708
1,000M	6%, 2017	1,006,390

Total Value of U.S. Government Agency Obligations (cost $18,448,415)		18,590,869

	PASS THROUGH CERTIFICATES—1.1%
	Transportation
518M	American Airlines, Inc., 7.377%, 2019	487,431
1,231M	Continental Airlines, Inc., 8.388%, 2020	1,228,175
1,289M	FedEx Corp., 7.5%, 2018	1,398,779

Total Value of Pass Through Certificates (cost $3,206,077)		3,114,385

	MUNICIPAL BONDS—.6%
1,750M	Tobacco Settlement Fin. Auth., West Virginia, Series “A”,
	7.467%, 2047 (cost $1,750,000)	1,722,856

102

Principal
Amount	Security		Value

	SHORT-TERM CORPORATE NOTES—4.1%
$ 1,000M	Johnson & Johnson, 4.72%, 10/9/07 ††		$ 998,950
6,200M	New Jersey Natural Gas Co., 4.75%, 10/9/07		6,193,450
1,750M	Prudential Funding Corp., 4.6%, 10/11/07		1,747,761
3,000M	Toyota Motor Credit Corp., 5.22%, 10/16/07		2,993,459

Total Value of Short-Term Corporate Notes (cost $11,933,620)			11,933,620

Total Value of Investments (cost $288,760,783)		98.6%	288,215,804
Other Assets, Less Liabilities		1.4	4,170,730

Net Assets		100.0%	$292,386,534

† Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4).
†† Security exempt from registration under Section 4(2) of the Securities Act of 1933 (see Note 4).

See notes to financial statements	103

Portfolio Managers’ Letter
FUND FOR INCOME

Dear Investor:

This is the annual report for the First Investors Fund For Income for the fiscal year ended September 30, 2007. During the period, the Fund’s return on a net asset value basis was 6.4% for Class A shares and 6.0% for Class B shares, including dividends of 21.0 cents per share on Class A shares and 18.8 cents per share on Class B shares.

The most important factors driving the Fund’s performance during the reporting period were the overall performance of the high yield market and the Fund’s individual security selections.

The high yield market was the top performing fixed income sector during the reporting period. The first half of the reporting period was strong, as the economy did not present a concern for investors and the feeling was that defaults would remain historically low throughout 2007. After posting solid returns through May, volatility and risk aversion returned to the high yield market in June. Rising Treasury yields, concern about the problems in the subprime mortgage market spilling over to other risky asset classes, and an increase in aggressively structured leveraged buyouts (“LBOs”) contributed to investor anxiety. The remainder of the fiscal year continued to be marked by volatility as July was the worst performing month since June of 2002, and September was the best performing month since December of 2003. The Federal Reserve’s 50 basis point cut in the federal funds rate spurred the recovery in the high yield market in September.

Aiding the Fund’s performance were investments in cable television providers Charter Communications and Adelphia Communications, electronics retailer Gregg Appliances, and exploration and production company El Paso Production Holdings. Charter Communications reported improved operating results and benefited from a debt exchange. Adelphia Communications was acquired out of bankruptcy by Time Warner Cable, and the Fund received Time Warner Cable common stock. Gregg Appliances redeemed its bonds at a premium following its initial public offering. El Paso Production Holdings benefited from strong energy prices prior to tendering for its bonds at a premium.

The most significant negative contributor to the Fund’s performance was its investment in Delco Remy, an auto parts supplier. Delco Remy faced deteriorating business conditions and an overleveraged balance sheet. Sinclair Broadcast Group, a television broadcaster, and MediaNews, a newspaper publisher, declined over concerns that “old world” media assets are losing market share to digital media. The Fund’s investments in real estate service provider Realogy Corporation and teen retailer Claire’s Stores suffered from investors shunning aggressively structured LBOs.

104

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

Richard T. Bourke
Portfolio Manager

Greg Miller
Portfolio Manager

November 1, 2007

105

Fund Expenses
FUND FOR INCOME

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(4/1/07)	(9/30/07)	(4/1/07–9/30/07)*

Expense Example – Class A Shares
Actual	$1,000.00	$998.33	$6.46
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,018.60	$6.53

Expense Example – Class B Shares
Actual	$1,000.00	$994.84	$9.95
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,015.09	$10.05

*Expenses are equal to the annualized expense ratio of 1.29% for Class A shares and 1.99% for
  Class B shares, multiplied by the average account value over the period, multiplied by 183/365
  (to reflect the one-half year period).

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2007, and are based on the total value of investments.

106

Cumulative Performance Information
FUND FOR INCOME

Comparison of change in value of $10,000 investment in the First Investors Fund For Income
(Class A shares) and the Credit Suisse High Yield Index II.

The graph compares a $10,000 investment in the First Investors Fund For Income (Class A shares) beginning 12/31/97 with a theoretical investment in the Credit Suisse High Yield Index II (the “Index”). The Index is unmanaged and is designed to measure the performance of the high yield bond market. As of 9/30/07, the Index consisted of 1,216 different issues, most of which were cash pay, also included in the Index were zero-coupon bonds, step bonds, payment-in-kind bonds and bonds which were in default. As of 9/30/07, approximately 2.04% of the market value of the Index was in default. The bonds included in the Index have an average maturity of 7.31 years, an average duration of 4.47 years and an average coupon of 8.29% . It is not possible to invest directly in this Index. In addition, the Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 9/30/07) include the reinvestment of all dividends and distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%) . The Class B “S.E.C. Standardized” returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The issuers of the high yield bonds, in which the Fund primarily invests, pay higher interest rates because they have a greater likelihood of financial difficulty, which could result in their inability to repay the bonds fully when due. Prices of high yield bonds are also subject to greater fluctuations. Credit Suisse High Yield Index II figures are from Credit Suisse Corporation and all other figures are from First Investors Management Company, Inc.

107

Portfolio of Investments
FUND FOR INCOME
September 30, 2007

Principal
Amount	Security	Value

	CORPORATE BONDS—87.0%
	Aerospace/Defense—4.0%
$ 150M	Alion Science & Technology Corp., 10.25%, 2015	$136,875
4,775M	Alliant Techsystems, Inc., 6.75%, 2016	4,739,187
	DRS Technologies, Inc.:
5,250M	6.875%, 2013	5,276,250
1,000M	6.625%, 2016	992,500
5,508M	DynCorp International, LLC, 9.5%, 2013	5,728,320
1,747M	GenCorp, Inc., 9.5%, 2013	1,829,982
4,375M	L-3 Communications Corp., 7.625%, 2012	4,495,313

		23,198,427

	Automotive—4.6%
2,700M	Accuride Corp., 8.5%, 2015	2,605,500
250M	American Axle & Manufacturing, Inc., 7.875%, 2017	242,500
	Asbury Automotive Group, Inc.:
5,400M	8%, 2014	5,238,000
2,000M	7.625%, 2017 †	1,850,000
6,975M	Avis Budget Car Rental, LLC, 7.75%, 2016	6,870,375
4,208M	Cambridge Industries Liquidating Trust, 2008 †† **	2,630
500M	Tenneco Automotive, Inc., 8.625%, 2014	506,250
6,575M	United Auto Group, Inc., 7.75%, 2016	6,328,438
3,600M	United Components, Inc., 9.375%, 2013	3,672,000

		27,315,693

	Chemicals—5.4%
3,500M	Equistar Chemicals LP, 10.625%, 2011	3,675,000
1,850M	Huntsman International, LLC, 7.375%, 2015	1,942,500
	Huntsman, LLC:
1,636M	11.625%, 2010	1,738,250
2,765M	11.5%, 2012	3,020,762
500M	MacDermid, Inc., 9.5%, 2017 †	485,000
5,250M	Nell AF S.a.r.l., 8.375%, 2015 †	4,816,875
4,800M	Newmarket Corp., 7.125%, 2016	4,680,000
4,500M	Terra Capital, Inc., 7%, 2017	4,410,000
3,900M	Tronox Worldwide, LLC, 9.5%, 2012	3,909,750
3,075M	Westlake Chemical Corp., 6.625%, 2016	2,936,625

		31,614,762

108

Principal
Amount	Security	Value

	Consumer Non-Durables—1.9%
$ 1,700M	Broder Brothers Co., 11.25%, 2010	$1,487,500
4,000M	GFSI, Inc., 11.5%, 2011 † ***	4,180,000
4,000M	Levi Strauss & Co., 9.75%, 2015	4,220,000
1,150M	Remington Arms Co., 10.5%, 2011	1,138,500

		11,026,000

	Energy—11.1%
5,275M	Basic Energy Services, Inc., 7.125%, 2016	5,156,312
3,600M	Calfrac Holdings, 7.75%, 2015 †	3,483,000
	Chesapeake Energy Corp.:
1,800M	7.5%, 2014	1,854,000
8,850M	6.625%, 2016	8,850,000
4,500M	Cimarex Energy Co., 7.125%, 2017	4,488,750
4,350M	Compagnie Generale de Geophysique, 7.5%, 2015	4,502,250
4,375M	Complete Production Services, Inc., 8%, 2016	4,347,656
8,500M	Delta Petroleum Corp., 7%, 2015	7,267,500
1,350M	Hilcorp Energy I, LP, 9%, 2016 †	1,383,750
250M	Hornbeck Offshore Services, Inc., 6.125%, 2014	235,000
	Pacific Energy Partners LP:
3,070M	7.125%, 2014	3,151,155
1,920M	6.25%, 2015	1,852,740
	Petroplus Finance, Ltd.:
900M	6.75%, 2014 †	868,500
3,950M	7%, 2017 †	3,772,250
	POGO Producing Co.:
350M	7.875%, 2013	364,000
2,650M	6.875%, 2017	2,676,500
3,600M	Stallion Oilfield Services, Ltd., 9.75%, 2015 †	3,505,500
2,600M	Stewart & Stevenson, LLC, 10%, 2014	2,652,000
900M	Stone Energy Corp., 6.75%, 2014	837,000
500M	Swift Energy Co., 7.125%, 2017	476,250
3,490M	Tesoro Corp., 6.25%, 2012	3,516,175

		65,240,288

	Financial Services—2.2%
13,100M	Targeted Return Index Securities Trust, 7.548%, 2016 †	12,860,571

	Financials—.7%
4,350M	General Motors Acceptance Corp., 6.75%, 2014	3,948,147

109

Portfolio of Investments (continued)
FUND FOR INCOME
September 30, 2007

Principal
Amount	Security	Value

	Food/Beverage/Tobacco—3.0%
$ 9,000M	Constellation Brands, Inc., 7.25%, 2016	$9,045,000
	Land O’Lakes, Inc.:
1,800M	9%, 2010	1,872,000
775M	8.75%, 2011	799,219
1,800M	Pierre Foods, Inc., 9.875%, 2012	1,665,000
4,125M	Southern States Cooperative, Inc., 10.5%, 2010 †	4,269,375

		17,650,594

	Food/Drug—1.1%
6,250M	Ingles Markets, Inc., 8.875%, 2011	6,406,250

	Forest Products/Containers—1.2%
2,150M	Jefferson Smurfit Corp., 8.25%, 2012	2,166,125
2,000M	Tekni-Plex, Inc., 8.75%, 2013	1,815,000
3,275M	Verso Paper Holdings, LLC, 9.106%, 2014 ***	3,307,750

		7,288,875

	Gaming/Leisure—7.5%
4,250M	Circus & Eldorado/Silver Legacy, 10.125%, 2012	4,451,875
2,200M	Herbst Gaming, Inc., 8.125%, 2012	1,982,750
4,500M	Isle of Capri Casinos, Inc., 7%, 2014	4,050,000
5,220M	Mandalay Resort Group, 6.375%, 2011	5,246,100
6,960M	MGM Mirage, Inc., 6.625%, 2015	6,638,100
5,000M	Park Place Entertainment Corp., 7%, 2013	5,218,470
1,800M	Pinnacle Entertainment, Inc., 7.5%, 2015 †	1,712,250
9,745M	Speedway Motorsports, Inc., 6.75%, 2013	9,647,550
4,500M	Station Casinos, Inc., 6.875%, 2016	3,937,500
1,800M	Wimar Opco, LLC, (Tropicana Entertainment), 9.625%, 2014 †	1,404,000

		44,288,595

	Health Care—5.4%
3,150M	Alliance Imaging, Inc., 7.25%, 2012	3,031,875
4,350M	DaVita, Inc., 7.25%, 2015	4,382,625
3,480M	Fisher Scientific International, Inc., 6.125%, 2015	3,421,710
4,400M	Genesis Health Ventures, Inc., 9.75%, 2008 †† **	2,750
	HCA, Inc.:
4,400M	6.95%, 2012	4,114,000
1,730M	6.75%, 2013	1,561,325
1,800M	MedQuest, Inc., 11.875%, 2012	1,818,000
4,000M	Omnicare, Inc., 6.875%, 2015	3,720,000
3,025M	Res-Care, Inc., 7.75%, 2013	3,009,875

110

Principal
Amount	Security	Value

	Health Care (continued)
	Tenet Healthcare Corp.:
$ 5,200M	6.375%, 2011	$4,576,000
2,250M	9.25%, 2015	1,996,875

		31,635,035

	Housing—4.0%
4,360M	Beazer Homes USA, Inc., 6.875%, 2015	3,248,200
6,100M	Builders FirstSource, Inc., 9.808%, 2012 ***	5,901,750
900M	NTK Holdings, Inc., 0%—10.75%, 2014 #	558,000
7,700M	Ply Gem Industries, Inc., 9%, 2012	6,275,500
3,500M	Realogy Corp., 12.375%, 2015 †	2,651,250
	William Lyon Homes, Inc.:
4,500M	7.625%, 2012	3,082,500
2,700M	10.75%, 2013	2,011,500

		23,728,700

	Information Technology—3.4%
7,650M	Belden CDT, Inc., 7%, 2017 †	7,611,750
3,000M	Exodus Communications, Inc., 10.75%, 2009 ††**	1,875
	Freescale Semiconductor, Inc.:
5,250M	9.125%, 2014	4,882,500
875M	10.125%, 2016	818,125
	Iron Mountain, Inc.:
1,000M	8.625%, 2013	1,017,500
1,000M	6.625%, 2016	940,000
1,000M	NXP BV/NXP Funding, LLC, 7.875%, 2014	966,250
	Sanmina – SCI Corp.:
875M	8.444%, 2014 † ***	840,000
1,300M	8.125%, 2016	1,131,000
	Xerox Corp.:
500M	6.4%, 2016	507,004
1,000M	6.75%, 2017	1,025,310

		19,741,314

	Investment/Finance Companies—1.3%
7,300M	LaBranche & Co., Inc., 11%, 2012	7,354,750

111

Portfolio of Investments (continued)
FUND FOR INCOME
September 30, 2007

Principal
Amount	Security	Value

	Manufacturing—1.0%
$ 2,740M	Case New Holland, Inc., 7.125%, 2014	$2,822,200
	ESCO Corp.:
250M	8.625%, 2013 †	247,500
250M	9.569%, 2013 † ***	242,500
2,500M	Itron, Inc., 7.75%, 2012	2,475,000

		5,787,200

	Media-Broadcasting—4.0%
5,250M	Block Communications, Inc., 8.25%, 2015 †	5,250,000
250M	Bonten Media Group, Inc., 9%, 2015 †	225,000
4,400M	LBI Media, Inc., 8.5%, 2017 †	4,400,000
5,000M	Nexstar Finance Holding, LLC, 0%—11.375%, 2013 #	4,950,000
450M	Nexstar Finance, Inc., 7%, 2014	434,250
1,357M	Sinclair Broadcasting Group, Inc., 8%, 2012	1,394,352
	Young Broadcasting, Inc.:
2,920M	10%, 2011	2,708,300
4,900M	8.75%, 2014	4,165,000

		23,526,902

	Media-Cable TV—9.5%
8,745M	Adelphia Communications Escrow Bond, 2011 ††	1,530,375
6,250M	Atlantic Broadband Finance, LLC, 9.375%, 2014	6,125,000
6,900M	Cablevision Systems Corp., 8%, 2012	6,727,500
	Charter Communications Holdings, LLC:
8,500M	10%, 2009	8,521,250
2,000M	10.25%, 2010	1,930,000
8,250M	0%—11.75%, 2011#	7,950,937
2,000M	8%, 2012 †	2,000,000
4,625M	CSC Holdings, Inc., 8.125%, 2009	4,717,500
8,690M	Echostar DBS Corp., 6.375%, 2011	8,755,175
	Mediacom LLC/Mediacom Capital Corp.:
4,000M	7.875%, 2011	3,950,000
2,000M	9.5%, 2013	2,035,000
	Quebecor Media, Inc.:
1,000M	7.75%, 2016	958,750
800M	7.75%, 2016 †	767,000

		55,968,487

112

Principal
Amount	Security	Value

	Media-Diversified—4.5%
$ 5,200M	Cenveo, Inc., 7.875%, 2013	$4,758,000
2,000M	Deluxe Corp., 7.375%, 2015	1,985,000
5,250M	Idearc, Inc., 8%, 2016	5,263,125
	MediaNews Group, Inc.:
2,625M	6.875%, 2013	2,008,125
3,100M	6.375%, 2014	2,309,500
1,000M	R.H. Donnelley Corp., 8.875%, 2017 †	1,020,000
	R.H. Donnelley, Inc.:
1,500M	10.875%, 2012 †	1,601,250
164M	10.875%, 2012	174,803
	Six Flags, Inc.:
2,500M	8.875%, 2010	2,268,750
1,800M	9.625%, 2014	1,496,250
3,400M	Universal City Development Partners, Ltd., 11.75%, 2010	3,561,500
250M	Universal City Florida Holding Co., 10.106%, 2010 ***	253,750

		26,700,053

	Metals/Mining—1.2%
500M	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	547,500
1,750M	Metals USA, Inc., 11.125%, 2015	1,872,500
4,610M	Russell Metals, Inc., 6.375%, 2014	4,344,925

		6,764,925

	Retail-General Merchandise—3.1%
4,400M	Claire’s Stores, Inc., 9.625%, 2015, PIK †	3,641,000
	GSC Holdings Corp.:
1,800M	9.235%, 2011 ***	1,836,000
1,700M	8%, 2012	1,776,500
6,100M	Neiman Marcus Group, Inc., 10.375%, 2015	6,679,500
4,750M	Yankee Acquisition Corp., 9.75%, 2017	4,512,500

		18,445,500

	Services—4.3%
	Allied Waste NA, Inc.:
1,800M	7.875%, 2013	1,867,500
6,000M	7.375%, 2014	6,060,000
5,250M	6.875%, 2017	5,302,500

113

Portfolio of Investments (continued)
FUND FOR INCOME
September 30, 2007

Principal
Amount
or Shares		Security	Value

		Services (continued)
$ 4,700M		Ashtead Capital, Inc., 9%, 2016 †	$4,658,875
		United Rentals, Inc.:
2,700M		6.5%, 2012	2,747,250
4,350M		7%, 2014	4,458,750

			25,094,875

		Telecommunications—.0%
6,050M		E. Spire Communications, Inc., 13%, 2010 †† **	605
2,400M		ICG Services, Inc., 10%, 2008 †† **	1,500

			2,105

		Transportation—.4%
1,750M		Overseas Shipholding Group, Inc., 8.25%, 2013	1,813,438
500M		Titan Petrochemicals Group, Ltd., 8.5%, 2012 †	447,500

			2,260,938

		Utilities—.0%
250M		Reliant Energy, Inc., 6.75%, 2014	253,750

		Wireless Communications—2.2%
8,000M		Nextel Communications, Inc., 5.95%, 2014	7,647,696
5,200M		Rogers Wireless, Inc., 6.375%, 2014	5,259,764

			12,907,460

Total Value of Corporate Bonds (cost $537,959,513)			511,010,196

		COMMON STOCKS—3.8%
		Automotive—.0%
37,387	*	Safelite Glass Corporation – Class “B” † **	28,040
2,523	*	Safelite Realty Corporation **	30,528

			58,568

		Chemicals—1.0%
14,634	*	Texas Petrochemicals Corporation **	386,338
180,613	*	Texas Petrochemicals Corporation **	5,418,390

			5,804,728

		Consumer Staples—.7%
325,000		Sinclair Broadcasting Group, Inc.	3,913,000

114

Shares,
Warrants or
Principal
Amount		Security	Value

		Food/Drug—.3%
55,850		Ingles Markets, Inc.	$1,600,661

		Media-Broadcasting—.7%
105,000		Clear Channel Communications, Inc.	3,931,200

		Media-Cable TV—1.1%
8,731,521	*	Adelphia Recovery Trust	894,981
173,887	*	Time Warner Cable, Inc. – Class “A”	5,703,494

			6,598,475

		Telecommunications—.0%
16,049		Deutsche Telekom AG (ADR)	315,042
2,533	*	Viatel Holding (Bermuda), Ltd.**	14
18,224	*	World Access, Inc.	24

			315,080

Total Value of Common Stocks (cost $21,222,250)			22,221,712

		WARRANTS—.0%
		Aerospace/Defense—.0%
3,000	*	DeCrane Aircraft Holdings, Inc. (expiring 9/30/08) † **	30

		Telecommunication Services—.0%
3,500	*	GT Group Telecom, Inc. (expiring 2/1/10) † **	—

Total Value of Warrants (cost $319,220)			30

		SHORT-TERM CORPORATE NOTES—7.6%
$15,700M		General Electric Capital Corp., 4.72%, 10/10/07	15,681,459
2,400M		Johnson & Johnson, 4.72%, 10/9/07 †††	2,397,480
7,000M		PepsiCo, Inc., 4.73%, 10/19/07 †††	6,983,436
20,000M		Toyota Motor Credit Corp., 5.18%, 10/25/07	19,930,793

Total Value of Short-Term Corporate Notes (cost $44,993,168)			44,993,168

115

Portfolio of Investments (continued)
FUND FOR INCOME
September 30, 2007

Principal
Amount	Security		Value

	SHORT-TERM U.S. GOVERNMENT
	AGENCY OBLIGATIONS—.5%
$ 3,000M	Fannie Mae, 5.16%, 10/1/07 (cost $3,000,000)		$3,000,000

Total Value of Investments (cost $607,494,151)		98.9%	581,225,106
Other Assets, Less Liabilities		1.1	6,428,492

Net Assets		100.0%	$587,653,598

    † Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4).
  ††  In default as to principal and/or interest payment
†††  Security exempt from registration under Section 4(2) of the Securities Act of 1933
         (see Note 4).
    * Non-income producing
    ** Securities valued at fair value (see Note 1A)
  ***  Interest rates on adjustable rate bonds are determined and reset quarterly by the indentures.
        The interest rates shown are the rates in effect on September 30, 2007.
      # Denotes a step bond (a zero coupon bond that converts to a fixed interest rate at a designated date).

116	See notes to financial statements

Portfolio Composition (Unaudited)
FUND FOR INCOME

The dollar weighted average of credit ratings of all bonds held by the Fund during the fiscal year ended September 30, 2007 and the dollar weighted average of the total of the Fund's investments in step bonds and pay-in-kind bonds during the 2007 fiscal year, computed on a monthly basis, are set forth below. This information reflects the average composition of the Fund's assets during the 2007 fiscal year and is not necessarily representative of the Fund as of the end of its 2007 fiscal year, the current fiscal year or at any other time in the future.

		Comparable Quality of
	Rated by	Unrated Securities to
	Moody's	Bonds Rated by Moody's

A1	0.04%	0.00%
Baa3	4.28	0.00
Ba1	2.96	0.00
Ba2	8.41	0.00
Ba3	7.09	0.00
B1	14.13	0.00
B2	17.15	0.00
B3	19.50	0.00
Caa1	10.51	0.00
Caa2	1.47	0.68
Caa3	3.12	0.00
Ca	0.11	0.03
C	0.00	1.18

Step Bonds	0.91%
Pay-in-kind Bonds	0.25%

117

Statements of Assets and Liabilities
FIRST INVESTORS EQUITY FUNDS
September 30, 2007

	TOTAL			GROWTH &
	RETURN	VALUE	BLUE CHIP	INCOME	GLOBAL

Assets
Investments in securities:
At identified cost	$324,013,203	$336,287,267	$380,363,759	$631,746,639	$267,773,490

At value (Note 1A)	$388,189,751	$440,763,056	$572,594,342	$875,078,154	$333,829,101
Cash	370,601	175,410	246,096	1,531,845	13,767
Receivables:
Investment securities sold	2,634,495	213,235	—	701,144	4,381,121
Dividends and interest	1,822,158	810,218	562,503	839,555	464,322
Shares sold	603,692	856,965	406,692	1,585,550	401,642
Other assets	16,378	17,105	22,941	34,336	33,085

Total Assets	393,637,075	442,835,989	573,832,574	879,770,584	339,123,038

Liabilities
Payables:
Investment securities purchased	3,048,202	244,383	782,026	2,983,105	1,685,053
Shares redeemed	775,723	1,012,750	762,954	1,243,274	306,602
Dividends payable	25,849	19,153	6,492	6,068	—
Forward currency contracts (Note 5)	—	—	—	—	1,023
Accrued advisory fees	219,626	247,131	315,222	470,490	233,485
Accrued shareholder servicing costs	68,745	82,795	137,716	177,400	62,530
Accrued expenses	29,583	15,953	63,625	25,117	63,382

Total Liabilities	4,167,728	1,622,165	2,068,035	4,905,454	2,352,075

Net Assets	$389,469,347	$441,213,824	$571,764,539	$874,865,130	$336,770,963

Net Assets Consist of:
Capital paid in	$318,846,363	$363,468,188	$474,440,786	$623,657,480	$232,527,631
Undistributed net investment income	1,278,939	1,142,213	1,116,148	973,789	1,025,782
Accumulated net realized gain (loss) on investments
and foreign currency transactions	5,167,497	(27,872,366)	(96,022,978)	6,902,346	37,152,416
Net unrealized appreciation in value of investments
and foreign currency transactions	64,176,548	104,475,789	192,230,583	243,331,515	66,065,134

Total	$389,469,347	$441,213,824	$571,764,539	$874,865,130	$336,770,963

Net Assets:
Class A	$355,272,429	$414,174,229	$526,159,601	$808,201,849	$322,732,127
Class B	$ 34,196,918	$ 27,039,595	$ 45,604,938	$ 66,663,281	$ 14,038,836
Shares outstanding (Note 5):
Class A	22,394,051	50,889,055	20,522,856	47,934,192	36,589,963
Class B	2,188,236	3,375,790	1,909,621	4,169,048	1,760,207
Net asset value and redemption price
per share – Class A	$ 15.86	$ 8.14	$ 25.64	$ 16.86	$ 8.82

Maximum offering price per share – Class A
(Net asset value/.9425)*	$ 16.83	$ 8.64	$ 27.20	$ 17.89	$ 9.36

Net asset value and offering price per share –
Class B (Note 5)	$ 15.63	$ 8.01	$ 23.88	$ 15.99	$ 7.98

*On purchases of $100,000 or more, the sales charge is reduced.

118	See notes to financial statements	119

Statements of Assets and Liabilities
FIRST INVESTORS EQUITY FUNDS
September 30, 2007

	SELECT	MID-CAP	SPECIAL
	GROWTH	OPPORTUNITY	SITUATIONS	INTERNATIONAL

Assets
Investments in securities:
At identified cost	$241,938,013	$396,756,893	$264,323,737	$ 83,610,589

At value (Note 1A)	$267,314,500	$531,488,124	$313,880,461	$ 98,022,179
Cash	1,067,559	295,825	99,775	1,168,891
Receivables:
Investment securities sold	—	3,079,361	978,426	2,560,795
Dividends and interest	146,740	397,941	154,511	162,783
Shares sold	702,279	655,292	593,525	851,416
Forward currency contracts (Note 5)	—	—	—	15,231
Other assets	10,861	22,680	12,579	1,008

Total Assets	269,241,939	535,939,223	315,719,277	102,782,303

Liabilities
Payables:
Investment securities purchased	567,299	3,723,761	2,713,888	1,477,725
Shares redeemed	413,372	591,261	378,472	50,778
Foreign exchange contracts (Note 5)	—	—	—	506,174
Accrued advisory fees	148,336	293,954	189,640	101,664
Accrued shareholder servicing costs	63,075	111,414	75,263	37,023
Accrued expenses	49,294	32,582	46,708	36,703

Total Liabilities	1,241,376	4,752,972	3,403,971	2,210,067

Net Assets	$268,000,563	$531,186,251	$312,315,306	$100,572,236

Net Assets Consist of:
Capital paid in	$204,377,926	$349,054,062	$247,226,369	$ 87,996,027
Undistributed net investment income	—	2,398,990	—	744,306
Accumulated net realized gain (loss) on investments
and foreign currency transactions	38,246,150	45,001,968	15,532,213	(2,091,388)
Net unrealized appreciation in value of investments
and foreign currency transactions	25,376,487	134,731,231	49,556,724	13,923,291

Total	$268,000,563	$531,186,251	$312,315,306	$100,572,236

Net Assets:
Class A	$242,549,754	$480,829,261	$294,519,098	$ 96,382,699
Class B	$ 25,450,809	$ 50,356,990	$ 17,796,208	$ 4,189,537
Shares outstanding (Note 5):
Class A	23,748,806	15,350,824	12,137,199	7,311,002
Class B	2,624,576	1,779,015	818,933	320,513
Net asset value and redemption price
per share – Class A	$ 10.21	$ 31.32	$ 24.27	$ 13.18

Maximum offering price per share – Class A
(Net asset value/.9425)*	$ 10.83	$ 33.23	$ 25.75	$ 13.98

Net asset value and offering price per share –
Class B (Note 5)	$ 9.70	$ 28. 31	$ 21.73	$ 13.07

*On purchases of $100,000 or more, the sales charge is reduced.

120	See notes to financial statements	121

Statements of Assets and Liabilities
FIRST INVESTORS INCOME FUNDS
September 30, 2007

	CASH			INVESTMENT
	MANAGEMENT		GOVERNMENT	GRADE	INCOME

Assets
Investments in securities:
At identified cost	$219,332,206		$215,950,224	$288,760,783	$607,494,151

At value (Note 1A)	$219,332,206		$213,085,585	$288,215,804	$581,225,106
Cash	1,835,803		1,188,570	61,065	228,800
Receivables:
Interest and dividends	799,854		1,020,839	3,945,504	12,102,674
Shares sold	—		305,300	792,882	501,373
Other assets	34,129		36,729	11,857	259,412

Total Assets	222,001,992		215,637,023	293,027,112	594,317,365

Liabilities
Payables:
Investment securities purchased	1,593,298		4,973,689	—	4,422,594
Dividends payable	45,379		93,180	147,187	733,067
Shares redeemed	335,554		218,020	289,149	999,080
Accrued advisory fees	77,094		98,916	136,583	348,747
Accrued shareholder servicing costs	58,637		32,361	47,057	91,599
Accrued distribution fees	—		3,894	5,625	10,570
Accrued expenses	47,135		40,706	14,977	58,110

Total Liabilities	2,157,097		5,460,766	640,578	6,663,767

Net Assets	$219,844,895		$210,176,257	$292,386,534	$587,653,598

Net Assets Consist of:
Capital paid in	$219,844,895		$223,463,294	$305,220,242	$771,058,624
Undistributed net investment income (deficit)	—		6,781	(3,329,972)	2,359,858
Accumulated net realized loss on investments	—		(10,429,179)	(8,958,757)	(159,495,839)
Net unrealized depreciation in value of investments	—		(2,864,639)	(544,979)	(26,269,045)

Total	$219,844,895		$210,176,257	$292,386,534	$587,653,598

Net Assets:
Class A	$217,514,371		$198,528,051	$270,528,455	$563,044,650
Class B	$ 2,330,524		$ 11,648,206	$ 21,858,079	$ 24,608,948
Shares outstanding (Note 6):
Class A	217,514,371		18,658,103	28,727,165	188,315,274
Class B	2,330,524		1,094,849	2,323,565	8,241,936

Net asset value and redemption price per share — Class A	$ 1.00	#	$ 10.64	$ 9.42	$ 2.99

Maximum offering price per share — Class A
(Net asset value/.9425)*	N/A		$ 11.29	$ 9.99	$ 3.17

Net asset value and offering price per share — Class B (Note 6)	$ 1.00		$ 10.64	$ 9.41	$ 2.99

#Also maximum offering price per share.
*On purchases of $100,000 or more, the sales charge is reduced.

122	See notes to financial statements	123

Statements of Operations
FIRST INVESTORS EQUITY FUNDS
Year Ended September 30, 2007

	TOTAL						GROWTH &
	RETURN		VALUE		BLUE CHIP		INCOME		GLOBAL

Investment Income
Dividends	$ 4,169,531	(a)	$ 9,435,657	(b)	$ 10,085,749	(c)	$ 15,365,239	(d)	$ 4,569,314	(e)
Interest	8,394,390		1,700,835		350,897		65,785		345,551

Total income	12,563,921		11,136,492		10,436,646		15,431,024		4,914,865

Expenses (Notes 1 and 3):
Advisory fees	2,777,398		3,086,099		3,778,092		5,945,597		2,953,892
Distribution plan expenses – Class A	1,012,224		1,162,803		1,408,553		2,278,643		863,604
Distribution plan expenses – Class B	358,761		285,582		434,330		710,440		137,810
Shareholder servicing costs	818,665		959,394		1,473,295		2,081,565		828,522
Professional fees	38,599		43,847		78,353		77,214		58,881
Custodian fees	40,582		30,321		32,126		52,165		223,675
Registration fees	40,850		41,422		39,510		53,517		35,230
Reports to shareholders	30,388		33,686		48,499		64,586		34,229
Trustees’ fees	17,117		18,990		23,184		37,973		14,053
Other expenses	74,316		73,734		98,816		138,879		93,487

Total expenses	5,208,900		5,735,878		7,414,758		11,440,579		5,243,383
Less: Expenses waived	—		—		—		—		(22,431)
Expenses paid indirectly	(20,489)		(29,161)		(23,559)		(16,830)		(1,400)

Net expenses	5,188,411		5,706,717		7,391,199		11,423,749		5,219,552

Net investment income (loss)	7,375,510		5,429,775		3,045,447		4,007,275		(304,687)

Realized and Unrealized Gain (Loss) on Investments
(Note 2):
Net realized gain (loss) on:
Investments	9,847,727		7,421,981		12,432,271		20,850,814		46,356,804
Foreign currency transactions	—		—		—		—		(46,121)

Net realized gain on investments
and foreign currency transactions	9,847,727		7,421,981		12,432,271		20,850,814		46,310,683
Net unrealized appreciation of:
Investments	23,270,714		29,157,401		56,419,022		99,717,015		25,026,398
Foreign currency transactions	—		—		—		—		4,488
Net unrealized appreciation of investments
and foreign currency transactions	23,270,714		29,157,401		56,419,022		99,717,015		25,030,886

Net gain on investments and foreign currency transactions	33,118,441		36,579,382		68,851,293		120,567,829		71,341,569

Net Increase in Net Assets Resulting from Operations	$ 40,493,951		$ 42,009,157		$ 71,896,740		$124,575,104		$ 71,036,882

(a) Net of $16,040 foreign taxes withheld
(b) Net of $42,664 foreign taxes withheld
(c) Net of $33,353 foreign taxes withheld
(d) Net of $61,140 foreign taxes withheld
(e) Net of $450,617 foreign taxes withheld

124	See notes to financial statements	125

Statements of Operations
FIRST INVESTORS EQUITY FUNDS
Year Ended September 30, 2007

	SELECT		MID-CAP		SPECIAL
	GROWTH		OPPORTUNITY		SITUATIONS	INTERNATIONAL

Investment Income
Dividends	$ 2,094,912	(f)	$ 9,431,478	(g)	$ 3,101,940	$ 1,233,620	(h)
Interest	304,812		523,106		497,423	189,029

Total income	2,399,724		9,954,584		3,599,363	1,422,649

Expenses (Notes 1 and 3):
Advisory fees	1,778,837		3,850,695		2,769,823	567,090
Distribution plan expenses – Class A	639,160		1,413,021		852,435	165,521
Distribution plan expenses – Class B	241,250		524,095		186,808	26,886
Shareholder servicing costs	802,747		1,471,416		980,517	382,329
Professional fees	35,067		46,076		46,760	24,060
Custodian fees	16,431		41,533		31,168	94,629
Registration fees	30,959		49,595		35,432	89,640
Reports to shareholders	62,054		54,395		37,496	14,805
Trustees’ fees	10,807		24,207		13,835	2,361
Other expenses	50,528		101,460		54,039	14,942

Total expenses	3,667,840		7,576,493		5,008,313	1,382,263
Less: Expenses (waived) repaid to advisor (Note 3)	—		—		(459,291)	81,989
Expenses paid indirectly	(8,956)		(20,899)		(13,514)	(223)

Net expenses	3,658,884		7,555,594		4,535,508	1,464,029

Net investment income (loss)	(1,259,160)		2,398,990		(936,145)	(41,380)

Realized and Unrealized Gain (Loss) on Investments
and Foreign Currency Transactions (Note 2):
Net realized gain (loss) on:
Investments	40,730,258		50,721,848		30,291,871	(580,497)
Foreign currency transactions	—		—		—	(417,453)
Net realized gain (loss) on investments
and foreign currency transactions	40,730,258		50,721,848		30,291,871	(997,950)
Net unrealized appreciation (depreciation) of:
Investments	3,580,367		25,202,521		14,116,468	13,685,842
Foreign currency transactions	—		—		—	(574,240)
Net unrealized appreciation of investments
and foreign currency transactions	3,580,367		25,202,521		14,116,468	13,111,602

Net gain on investments and foreign currency transactions	44,310,625		75,924,369		44,408,339	12,113,652

Net Increase in Net Assets Resulting from Operations	$ 43,051,465		$ 78,323,359		$ 43,472,194	$ 12,072,272

(f) Net of $24,013 foreign taxes withheld
(g) Net of $64,258 foreign taxes withheld
(h) Net of $170,643 foreign taxes withheld

126	See notes to financial statements	127

Statements of Operations
FIRST INVESTORS INCOME FUNDS
Year Ended September 30, 2007

	CASH		INVESTMENT
	MANAGEMENT	GOVERNMENT	GRADE	INCOME

Investment Income
Income (Note 1F):
Interest	$ 11,329,792	$ 11,083,393	$ 15,423,174	$ 49,253,272
Dividends	—	—	—	235,689	(a)

Total income	11,329,792	11,083,393	15,423,174	49,488,961

Expenses (Notes 1 and 3):
Advisory fees	1,068,882	1,347,338	1,797,777	4,358,204
Distribution plan expenses – Class A	—	551,766	719,941	1,712,175
Distribution plan expenses – Class B	18,700	124,120	225,923	282,007
Shareholder servicing costs	703,492	390,908	552,768	1,160,944
Professional fees	32,307	36,392	33,888	87,974
Registration fees	61,668	40,940	43,708	36,539
Custodian fees	27,496	33,004	20,931	36,461
Reports to shareholders	41,259	22,168	25,161	63,636
Trustees’ fees	9,566	9,335	12,325	27,536
Other expenses	43,564	59,604	58,670	124,532

Total expenses	2,006,934	2,615,575	3,491,092	7,890,008
Less: Expenses waived	(263,782)	(257,080)	(311,867)	—
Expenses paid indirectly	(14,366)	(24,502)	(21,989)	(33,954)

Net expenses	1,728,786	2,333,993	3,157,236	7,856,054

Net investment income	9,601,006	8,749,400	12,265,938	41,632,907

Realized and Unrealized Gain (Loss) on Investments (Note 2):

Net realized gain (loss) on investments	—	(362,482)	461,845	(5,253,591)

Net unrealized appreciation (depreciation) of investments	—	(191,790)	(2,402,019)	1,569,619

Net loss on investments	—	(554,272)	(1,940,174)	(3,683,972)

Net Increase in Net Assets Resulting from Operations	$ 9,601,006	$ 8,195,128	$ 10,325,764	$ 37,948,935

(a) Net of $3,318 foreign taxes withheld

128	See notes to financial statements	129

Statements of Changes in Net Assets
FIRST INVESTORS EQUITY FUNDS

	TOTAL RETURN		VALUE		BLUE CHIP		GROWTH & INCOME

Year Ended September 30	2007	2006	2007	2006	2007	2006	2007	2006

Increase (Decrease) in Net Assets From Operations
Net investment income	$ 7,375,510	$ 5,140,567	$ 5,429,775	$ 4,020,796	$ 3,045,447	$ 1,901,453	$ 4,007,275	$ 1,951,361
Net realized gain on investments	9,847,727	9,374,460	7,421,981	13,345,405	12,432,271	13,151,335	20,850,814	29,207,344
Net unrealized appreciation of investments	23,270,714	5,379,510	29,157,401	23,282,192	56,419,022	26,847,027	99,717,015	23,026,678

Net increase in net assets resulting from operations	40,493,951	19,894,537	42,009,157	40,648,393	71,896,740	41,899,815	124,575,104	54,185,383

Distributions to Shareholders
Net investment income – Class A	(6,496,959)	(4,717,963)	(4,884,892)	(3,480,451)	(2,538,723)	(1,292,468)	(3,321,330)	(2,247,490)
Net investment income – Class B	(437,230)	(329,562)	(158,524)	(127,641)	—	—	(20,137)	—
Net realized gains – Class A	(2,189,339)	—	—	—	—	—	(10,825,654)	—
Net realized gains – Class B	(248,051)	—	—	—	—	—	(1,163,363)	—

Total distributions	(9,371,579)	(5,047,525)	(5,043,416)	(3,608,092)	(2,538,723)	(1,292,468)	(15,330,484)	(2,247,490)

Share Transactions *
Class A:
Proceeds from shares sold	58,416,394	61,431,640	100,634,552	75,863,544	58,252,544	55,709,500	144,742,009	126,552,654
Value of shares issued for acquisition**	—	—	—	—	42,266,488	—	—	—
Reinvestment of distributions	8,570,045	4,647,596	4,810,843	3,419,946	2,514,542	1,281,752	14,046,975	2,226,784
Cost of shares redeemed	(51,721,710)	(48,555,127)	(62,678,699)	(43,351,991)	(77,931,789)	(77,002,217)	(121,637,432)	(100,395,457)

	15,264,729	17,524,109	42,766,696	35,931,499	25,101,785	(20,010,965)	37,151,552	28,383,981

Class B:
Proceeds from shares sold	3,131,690	4,213,768	3,741,260	4,874,190	3,077,799	4,440,225	6,702,137	9,940,937
Value of shares issued for acquisition**	—	—	—	—	5,256,892	—	—	—
Reinvestment of distributions	682,111	327,500	157,220	126,427	—	—	1,180,077	—
Cost of shares redeemed	(8,579,532)	(8,153,743)	(7,606,342)	(7,056,112)	(13,096,048)	(16,026,612)	(22,768,583)	(25,190,976)

	(4,765,731)	(3,612,475)	(3,707,862)	(2,055,495)	(4,761,357)	(11,586,387)	(14,886,369)	(15,250,039)

Net increase (decrease) from share transactions	10,498,998	13,911,634	39,058,834	33,876,004	20,340,428	(31,597,352)	22,265,183	13,133,942

Net increase in net assets	41,621,370	28,758,646	76,024,575	70,916,305	89,698,445	9,009,995	131,509,803	65,071,835

Net Assets
Beginning of year	347,847,977	319,089,331	365,189,249	294,272,944	482,066,094	473,056,099	743,355,327	678,283,492

End of year †	$ 389,469,347	$ 347,847,977	$ 441,213,824	$ 365,189,249	$ 571,764,539	$ 482,066,094	$ 874,865,130	$ 743,355,327

†Includes undistributed net investment income of	$ 1,278,939	$ 521,918	$ 1,142,213	$ 1,005,773	$ 1,116,148	$ 609,424	$ 973,789	$ 511,981

*Shares Issued and Redeemed
Class A:
Sold	3,759,553	4,294,534	12,509,647	10,879,798	2,409,744	2,606,479	8,893,877	8,823,823
Issued for acquisition**	—	—	—	—	1,728,265	—	—	—
Issued for distributions reinvested	552,458	323,247	593,740	483,325	102,169	59,127	891,851	153,919
Redeemed	(3,332,365)	(3,397,469)	(7,781,774)	(6,213,962)	(3,212,113)	(3,601,132)	(7,473,683)	(7,005,475)

Net increase (decrease) in Class A shares outstanding	979,646	1,220,312	5,321,613	5,149,161	1,028,065	(935,526)	2,312,045	1,972,267

Class B:
Sold	204,942	299,997	473,203	712,632	136,806	222,526	435,580	725,027
Issued for acquisition**	—	—	—	—	230,867	—	—	—
Issued for distributions reinvested	44,782	23,118	19,735	18,191	—	—	79,575	—
Redeemed	(560,413)	(579,661)	(962,290)	(1,026,380)	(581,227)	(800,563)	(1,482,827)	(1,837,472)

Net decrease in Class B shares outstanding	(310,689)	(256,546)	(469,352)	(295,557)	(213,554)	(578,037)	(967,672)	(1,112,445)

**See Note 8.

130	See notes to financial statements	131

Statements of Changes in Net Assets
FIRST INVESTORS EQUITY FUNDS

	GLOBAL		SELECT GROWTH		MID-CAP OPPORTUNITY		SPECIAL SITUATIONS

Year Ended September 30	2007	2006	2007	2006	2007	2006	2007	2006

Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$ (304,687)	$ 268,295	$ (1,259,160)	$ (1,537,185)	$ 2,398,990	$ (1,951,907)	$ (936,145)	$ (1,388,380)
Net realized gain on investments
and foreign currenty transactions	46,310,683	26,596,850	40,730,258	21,955,545	50,721,848	17,445,399	30,291,871	16,672,396
Net unrealized appreciation (depreciation)
of investments and foreign currency transactions	25,030,886	(1,448,505)	3,580,367	(11,082,663)	25,202,521	(4,037,732)	14,116,468	10,315,175
Net increase in net assets resulting from operations	71,036,882	25,416,640	43,051,465	9,335,697	78,323,359	11,455,760	43,472,194	25,599,191

Distributions to Shareholders
Net investment income – Class A	(1,703,811)	(511,516)	—	—	—	—	—	—
Net investment income – Class B	(95,763)	—	—	—	—	—	—	—
Net realized gains – Class A	(25,963,154)	—	(16,002,768)	—	(20,488,349)	(11,436,474)	(21,193,345)	—
Net realized gains – Class B	(1,455,638)	—	(1,981,350)	—	(2,618,556)	(1,696,534)	(1,645,023)	—

Total distributions	(29,218,366)	(511,516)	(17,984,118)	—	(23,106,905)	(13,133,008)	(22,838,368)	—

Share Transactions *
Class A:
Proceeds from shares sold	32,159,549	32,079,774	45,079,857	48,443,378	64,062,828	87,073,595	48,294,542	37,576,661
Reinvestment of distributions	27,199,554	455,744	15,949,659	—	20,403,976	11,364,891	21,100,036	—
Cost of shares redeemed	(37,229,022)	(34,415,861)	(36,742,589)	(30,853,902)	(88,627,638)	(72,718,404)	(43,381,291)	(35,967,977)

	22,130,081	(1,880,343)	24,286,927	17,589,476	(4,160,834)	25,720,082	26,013,287	1,608,684
Class B:
Proceeds from shares sold	1,559,530	—	2,358,789	4,128,019	3,841,591	8,879,710	1,733,569	2,561,815
Reinvestment of distributions	1,549,112	2,181,431	1,970,727	—	2,609,026	1,688,114	1,642,521	—
Cost of shares redeemed	(4,240,943)	(4,344,498)	(4,462,038)	(5,146,160)	(12,113,021)	(16,113,816)	(4,822,147)	(7,038,485)

	(1,132,301)	(2,163,067)	(132,522)	(1,018,141)	(5,662,404)	(5,545,992)	(1,446,057)	(4,476,670)

Net increase (decrease) from share transactions	20,997,780	(4,043,410)	24,154,405	16,571,335	(9,823,238)	20,174,090	24,567,230	(2,867,986)

Net increase in net assets	62,816,296	20,861,714	49,221,752	25,907,032	45,393,216	18,496,842	45,201,056	22,731,205

Net Assets
Beginning of year	273,954,667	253,092,953	218,778,811	192,871,779	485,793,035	467,296,193	267,114,250	244,383,045

End of year †	$ 336,770,963	$ 273,954,667	$ 268,000,563	$ 218,778,811	$ 531,186,251	$ 485,793,035	$ 312,315,306	$ 267,114,250

†Includes undistributed net investment income of	$ 1,025,782	$ —	$ —	$ —	$ 2,398,990	$ —	$ —	$ —

*Shares Issued and Redeemed
Class A:
Sold	4,050,899	4,311,883	4,765,079	5,226,164	2,107,842	3,078,938	2,019,030	1,736,840
Issued for distributions reinvested	3,693,256	63,740	1,822,725	—	721,695	429,026	923,327	—
Redeemed	(4,696,640)	(4,642,293)	(3,931,282)	(3,347,110)	(2,932,699)	(2,581,308)	(1,809,098)	(1,672,171)

Net increase (decrease) in Class A shares outstanding	3,047,515	(266,670)	2,656,522	1,879,054	(103,162)	926,656	1,133,259	64,669

Class B:
Sold	216,529	318,906	262,040	461,478	140,039	341,525	80,360	129,614
Issued for distributions reinvested	230,957	—	235,478	—	101,414	69,270	79,633	—
Redeemed	(592,221)	(633,693)	(501,113)	(578,815)	(441,498)	(621,241)	(225,014)	(357,334)

Net decrease in Class B shares outstanding	(144,735)	(314,787)	(3,595)	(117,337)	(200,045)	(210,446)	(65,021)	(227,720)

132	See notes to financial statements	133

Statements of Changes in Net Assets
FIRST INVESTORS EQUITY FUNDS

	INTERNATIONAL

		6/27/06**
Year Ended September 30	2007	to 9/30/06

Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$ (41,380)	$ 3,583
Net realized loss on investments
and foreign currenty transactions	(997,950)	(108,954)
Net unrealized appreciation
of investments and foreign currency transactions	13,111,602	811,689
Net increase in net assets resulting from operations	12,072,272	706,318

Dividends to Shareholders
Net investment income – Class A	(191,658)	—
Net investment income – Class B	(10,723)	—

Total dividends	(202,381)	—
Share Transactions *
Class A:
Proceeds from shares sold	70,673,752	18,783,707
Reinvestment of dividends	191,287	—
Cost of shares redeemed	(5,066,692)	(233,440)

	65,798,347	18,550,267
Class B:
Proceeds from shares sold	2,992,429	1,041,875
Reinvestment of dividends	10,605	—
Cost of shares redeemed	(365,541)	(31,955)

	2,637,493	1,009,920

Net increase from share transactions	68,435,840	19,560,187

Net increase in net assets	80,305,731	20,266,505

Net Assets
Beginning of year	20,266,505	—

End of year †	$ 100,572,236	$ 20,266,505

†Includes undistributed net investment income (deficit) of	$ 744,306	$ (100,724)

*Shares Issued and Redeemed
Class A:
Sold	5,913,413	1,817,728
Reinvestment of dividends	16,831	—
Redeemed	(414,729)	(22,242)

Net increase in Class A shares outstanding	5,515,515	1,795,486

Class B:
Sold	253,454	99,686
Reinvestment of dividends	936	—
Redeemed	(30,527)	(3,037)

Net increase in Class B shares outstanding	223,863	96,649

**Commencement of operations

134	See notes to financial statements

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135

Statements of Changes in Net Assets
FIRST INVESTORS INCOME FUNDS

	CASH MANAGEMENT		GOVERNMENT		INVESTMENT GRADE		INCOME

Year Ended September 30	2007	2006	2007	2006	2007	2006	2007	2006

Increase (Decrease) in Net Assets From Operations
Net investment income	$ 9,601,006	$ 6,863,484	$ 8,749,400	$ 7,985,081	$ 12,265,938	$ 10,201,659	$ 41,632,907	$ 42,573,235
Net realized gain (loss) on investments	—	—	(362,482)	(1,053,822)	461,845	(1,697,495)	(5,253,591)	(24,922,862)
Net unrealized appreciation (depreciation) of investments	—	—	(191,790)	(1,213,735)	(2,402,019)	(2,079,190)	1,569,619	12,744,718

Net increase in net assets resulting from operations	9,601,006	6,863,484	8,195,128	5,717,524	10,325,764	6,424,974	37,948,935	30,395,091

Dividends to Shareholders
Net investment income – Class A	(9,508,072)	(6,783,444)	(8,953,505)	(8,240,446)	(12,261,832)	(10,975,640)	(39,264,321)	(40,228,929)
Net investment income – Class B	(92,934)	(80,040)	(489,437)	(537,292)	(944,574)	(1,132,856)	(1,743,259)	(2,178,739)

Total dividends	(9,601,006)	(6,863,484)	(9,442,942)	(8,777,738)	(13,206,406)	(12,108,496)	(41,007,580)	(42,407,668)

Share Transactions *
Class A:
Proceeds from shares sold	234,508,668	257,607,283	38,427,226	30,565,693	69,936,306	60,013,611	60,588,115	50,444,587
Reinvestment of dividends	9,341,321	6,697,930	7,807,197	7,208,291	10,583,520	9,351,362	30,474,627	30,767,790
Cost of shares redeemed	(226,716,504)	(226,043,737)	(32,955,729)	(30,230,638)	(38,531,439)	(36,660,785)	(79,486,802)	(86,314,638)

	17,133,485	38,261,476	13,278,694	7,543,346	41,988,387	32,704,188	11,575,940	(5,102,261)
Class B:
Proceeds from shares sold	2,857,393	3,043,930	1,656,236	2,185,110	2,657,890	3,201,697	2,526,656	3,015,926
Reinvestment of dividends	84,139	75,499	449,226	499,852	853,540	1,004,830	1,307,604	1,609,592
Cost of shares redeemed	(3,120,867)	(3,792,293)	(3,659,377)	(4,647,314)	(5,240,826)	(8,046,954)	(9,854,689)	(9,915,612)

	(179,335)	(672,864)	(1,553,915)	(1,962,352)	(1,729,396)	(3,840,427)	(6,020,429)	(5,290,094)

Net increase (decrease) from share transactions	16,954,150	37,588,612	11,724,779	5,580,994	40,258,991	28,863,761	5,555,511	(10,392,355)

Net increase (decrease) in net assets	16,954,150	37,588,612	10,476,965	2,520,780	37,378,349	23,180,239	2,496,866	(22,404,932)

Net Assets
Beginning of year	202,890,745	165,302,133	199,699,292	197,178,512	255,008,185	231,827,946	585,156,732	607,561,664

End of year †	$ 219,844,895	$ 202,890,745	$ 210,176,257	$ 199,699,292	$ 292,386,534	$ 255,008,185	$ 587,653,598	$ 585,156,732

†Includes undistributed net investment income (deficit) of	$ —	$ —	$ 6,781	$ 140,734	$ (3,329,972)	$ (3,181,735)	$ 2,359,858	$ 1,231,134

*Shares Issued and Redeemed
Class A:
Sold	234,508,668	257,607,283	3,603,914	2,853,699	7,387,319	6,319,955	19,785,469	16,823,867
Issued for dividends reinvested	9,341,321	6,697,930	731,771	673,757	1,117,383	986,091	9,965,886	10,263,990
Redeemed	(226,716,504)	(226,043,737)	(3,086,866)	(2,823,408)	(4,068,637)	(3,865,698)	(25,966,873)	(28,800,606)

Net increase (decrease) in Class A shares outstanding	17,133,485	38,261,476	1,248,819	704,048	4,436,065	3,440,348	3,784,482	(1,712,749)

Class B:
Sold	2,857,393	3,043,930	155,318	204,003	280,947	337,660	829,168	1,007,871
Issued for dividends reinvested	84,139	75,499	42,104	46,721	90,199	105,988	427,922	537,485
Redeemed	(3,120,867)	(3,792,293)	(342,831)	(434,613)	(552,729)	(850,003)	(3,219,167)	(3,310,888)

Net decrease in Class B shares outstanding	(179,335)	(672,864)	(145,409)	(183,889)	(181,583)	(406,355)	(1,962,077)	(1,765,532)

136	See notes to financial statements	137

Notes to Financial Statements
FIRST INVESTORS EQUITY FUNDS
FIRST INVESTORS INCOME FUNDS
September 30, 2007

1. Significant Accounting Policies—First Investors Equity Funds (“Equity Funds”) and First Investors Income Funds (“Income Funds”) are Delaware statutory trusts (each a “Trust”, collectively, “the Trusts”) that are registered under the Investment Company Act of 1940 (“the 1940 Act”) as diversified, open-end management investment companies and operate as series funds. The Equity Funds issue shares of beneficial interest in the Total Return Fund, Value Fund, Blue Chip Fund, Growth & Income Fund, Global Fund, Select Growth Fund, Mid-Cap Opportunity Fund, Special Situations Fund, and International Fund. The Income Funds issue shares of beneficial interest in the Cash Management Fund, Government Fund, Investment Grade Fund and Fund For Income (each a “Fund”, collectively, “the Funds”). The Trusts account separately for the assets, liabilities and operations of each Fund. The objective of each Fund is as follows:

Total Return Fund seeks high, long-term total investment return consistent with moderate investment risk.

Value Fund seeks total return.

Blue Chip Fund seeks high total investment return.

Growth & Income Fund seeks long-term growth of capital and current income.

Global Fund primarily seeks long-term capital growth and, secondarily, a reasonable level of current income.

Select Growth Fund seeks long-term growth of capital.

Mid-Cap Opportunity Fund seeks long-term capital growth.

Special Situations Fund seeks long-term growth of capital.

International Fund primarily seeks long-term capital growth.

Cash Management Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

Government Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

Investment Grade Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

Fund For Income primarily seeks high current income and, secondarily, seeks capital appreciation.

138

A. Security Valuation—Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter (“OTC”) market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service approved by the Trusts’ Board of Trustees (the “Board”). The pricing service considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. The Funds also rely on a pricing service in circumstances where the U.S. securities markets exceed a predetermined threshold to value foreign securities held in the Funds’ portfolios. The pricing service, its methodology or the threshold may change from time to time. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

The Funds monitor for significant events occurring after the close of foreign markets but prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any foreign securities that are held by the Funds. Examples of such events include natural disasters, political events and issuer-specific developments. If the Valuation Committee decides that such events warrant using fair value estimates for foreign securities, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Board has also approved the Funds use of a pricing service to fair value foreign securities in the event of a significant fluctuation in U.S. securities markets. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in

139

Notes to Financial Statements (continued)
FIRST INVESTORS EQUITY FUNDS
FIRST INVESTORS INCOME FUNDS
September 30, 2007

effect. At September 30, 2007, the Global Fund held one security that was fair valued by its Valuation Committee with an aggregate value of $565,576 representing .2% of the Fund’s net assets, the International Fund held three securities that were fair valued by its Valuation Committee with an aggregate value of $8,040,663 representing 8.0% of the Fund’s net assets, the Fund For Income held twelve securities that were fair valued by its Valuation Committee with an aggregate value of $5,872,700, representing 1.0% of the Fund’s net assets.

B. Federal Income Taxes—No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, such taxes.

At September 30, 2007, capital loss carryovers were as follows:

	Year Capital Loss Carryovers Expire

Fund	Total	2008	2009	2010	2011	2012	2013	2014	2015
Value	$27,853,262	$—	$—	$—	$27,853,262	$—	$—	$—	$—
Blue
Chip*	87,909,626	2,138,552	2,138,552	12,306,431	71,326,091	—	—	—	—
Interna-
tional	82,339	—	—	—	—	—	—	—	82,339
Govern-
ment	9,588,398	1,017,364	2,144,197	—	54,921	2,120,906	1,600,894	740,643	1,909,473
Investment
Grade	7,875,581	—	1,715,940	27,419	407,283	1,356,376	14	74,116	4,294,433
Fund For
Income	154,363,100	1,832,458	13,810,649	18,563,112	52,099,335	25,740,298	10,200,012	7,456,986	24,660,250

*For Blue Chip Fund, $8,554,208 of the $87,909,626 capital loss carryforward expiring in 2011 was acquired in the reorganization with Focused Equity Fund.

C. Distributions to Shareholders—Dividends from net investment income, if any, of Total Return Fund, Value Fund, Blue Chip Fund and Growth & Income Fund are declared and paid quarterly. Dividends from net investment income, if any, of Global Fund, Select Growth Fund, Mid-Cap Opportunity Fund, Special Situations Fund and International Fund are declared and paid annually. Dividends from net investment income of the Government Fund, Investment Grade Fund and Fund For Income are generally declared daily and paid monthly. The Cash Management Fund declares distributions daily and pays distributions monthly and distributions are declared from the total of net investment income plus or minus all realized short-term gains and losses on investments. Distributions from net realized capital gains of each of the

140

other Funds, if any, are normally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales losses, post-October capital losses, net operating losses and foreign currency transactions.

D. Expense Allocation—Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of each Trust are allocated among and charged to the assets of each Fund in the Trust on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Repurchase Agreements—Securities pledged as collateral for repurchase agreements entered into by the Global Fund are held by the Global Fund’s custodian until maturity of the repurchase agreement. The agreements provide that the Global Fund will receive, as collateral, securities with a market value which will at all times be at least equal to 100% of the amount invested by the Global Fund.

F. Use of Estimates—The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

G. Foreign Currency Translations—The accounting records of Global Fund and International Fund are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated to U.S. dollars at the date of valuation. Purchases and sales of investment securities, dividend income and certain expenses are translated to U.S. dollars at the rates of exchange prevailing on the respective dates of such transactions.

Global Fund and International Fund do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. These changes are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gains and losses on foreign currency transactions include gains and losses from the sales of foreign currency and gains and losses on accrued foreign dividends and related withholding taxes.

141

Notes to Financial Statements (continued)
FIRST INVESTORS EQUITY FUNDS
FIRST INVESTORS INCOME FUNDS
September 30, 2007

H. Other—Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identi-fied cost basis for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily. Bond discounts and premiums are accreted or amortized using the interest method. For the year ended September 30, 2007, the Bank of New York, custodian of each Fund (other than Global Fund and International Fund), has provided credits in the amount of $118,511 for the Equity Funds and $88,579 for the Income Funds against custodian charges based on the uninvested cash balances of these Funds. The Funds also reduced expenses through brokerage service arrangements. For the year ended September 30, 2007, expenses were reduced by $16,766 for the Equity Funds and by $6,232 for the Income Funds under these arrangements.

2. Security Transactions—For the year ended September 30, 2007, purchases and sales of securities and long-term U.S. Government obligations (excluding U.S. Treasury bills, repurchase agreements, short-term securities and foreign currencies) were as follows:

			Long-Term U.S.
	Securities		Government Obligations

	Cost of	Proceeds	Cost of	Proceeds
Fund	Purchases	of Sales	Purchases	of Sales

Total Return	$98,752,015	$108,670,832	$43,129,538	$31,885,546
Value	75,178,044	29,953,085	—	—
Blue Chip	13,774,606	46,231,201	—	—
Growth & Income	197,942,401	187,576,983	—	—
Global	396,174,154	413,547,477	—	—
Select Growth	401,731,047	392,761,038	—	—
Mid-Cap Opportunity.	253,855,892	281,592,774	—	—
Special Situations	185,064,575	188,570,422	—	—
International	99,247,133	36,437,577	—	—
Government	—	—	68,887,509	47,090,590
Investment Grade	86,858,162	38,613,514	75,902,730	91,415,615
Fund For Income	189,379,283	212,468,324	—	—

142

At September 30, 2007, aggregate cost and net unrealized appreciation (depreciation) of securities for federal income tax purposes were as follows:

				Net
		Gross	Gross	Unrealized
	Aggregate	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)

Total Return	$326,211,436	$ 71,755,653	$ 9,777,338	$ 61,978,315
Value	336,306,371	116,651,153	12,194,468	104,456,685
Blue Chip	388,477,112	192,982,142	8,864,912	184,117,230
Growth & Income	635,735,573	271,520,999	32,178,418	239,342,581
Global*	269,597,673	67,408,830	3,177,402	64,231,428
Select Growth	268,491,553	28,061,454	2,687,809	25,373,645
Mid-Cap Opportunity.	336,321,538	150,201,688	15,561,234	134,640,454
Special Situations	264,530,455	59,578,493	10,228,487	49,350,006
International*	85,326,994	13,492,423	797,238	12,695,185
Government	215,950,224	542,369	3,407,008	(2,864,639)
Investment Grade	292,511,776	1,866,121	6,162,093	(4,295,972)
Fund For Income	609,275,448	10,445,664	38,496,006	(28,050,342)

*Aggregate cost includes PFIC income of $1,106,120 for Global Fund and $1,587,080 for International Fund.

3. Advisory Fee and Other Transactions With Affiliates—Certain officers and trustees of the Trusts are officers and directors of the Trusts’ investment adviser, First Investors Management Company, Inc. (“FIMCO”), their underwriter, First Investors Corporation (“FIC”), their transfer agent, Administrative Data Management Corp. (“ADM”) and/or First Investors Federal Savings Bank, (“FIFSB”), custodian of the Funds’ retirement accounts. Trustees of the Trusts who are not “interested persons” of the Funds as defined in the 1940 Act are remunerated by the Funds. For the year ended September 30, 2007, total trustees fees accrued by the Equity Funds and Income Funds amounted to $162,527 and $57,762, respectively.

The Investment Advisory Agreements provide as compensation to FIMCO, an annual fee, payable monthly, at the following rates:

Total Return, Value, Blue Chip, Growth & Income, Select Growth, and Mid-Cap Opportunity Funds—.75% on the first $300 million of each Fund’s average daily net assets, .72% on the next $200 million, .69% on the next $250 million, .66% on the next $500 million, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $2.25 billion.

143

Notes to Financial Statements (continued)
FIRST INVESTORS EQUITY FUNDS
FIRST INVESTORS INCOME FUNDS
September 30, 2007

Special Situations Fund—1% on the first $200 million of the Fund’s average daily net assets, .75% on the next $300 million, .72% on the next $250 million, .69% on the next $250 million, .66% on the next $500 million, and .64% on average daily net assets over $1.5 billion. During the period October 1, 2006 to June 30, 2007, FIMCO has voluntarily waived 25% of the 1% annual fee on the first $200 million of the Fund’s average daily net assets. During the period July 1, 2007 to September 30, 2007, FIMCO has voluntarily waived 20% of the 1% annual fee to limit the advisory fee to .80% of the Fund’s average daily net assets.

Global and International Funds—.98% on the first $300 million of the Fund’s average daily net assets, .95% on the next $300 million, .92% on the next $400 million, .90% on the next $500 million and .88% on average daily net assets over $1.5 billion. During the period July 1, 2007 to September 30, 2007, FIMCO has voluntarily waived 3.1% of the .98% annual fee on Global Fund to limit the advisory fee to .95% of the Fund’s average daily net assets.

Cash Management Fund—.50% of the Fund’s average daily net assets. FIMCO has voluntarily waived $263,782 in advisory fees to limit the Fund’s overall expense ratio to .80% on Class A shares and 1.55% on Class B shares.

Government Fund—.66% on the first $500 million of the Fund’s average daily net assets, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $1.5 billion. During the period October 1, 2006 to December 31, 2006, FIMCO has voluntarily waived $41,163 in advisory fees to limit the Fund’s overall expense ratio to 1.10% on Class A shares and 1.85% on Class B shares. During the period January 1, 2007 through September 30, 2007, FIMCO has voluntarily waived $215,917 in advisory fees to limit the Fund’s overall expense ratio to 1.10% on Class A shares and 1.80% on Class B shares.

Investment Grade Fund—.66% on the first $500 million of the Fund’s average daily net assets, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $1.5 billion. During the period October 1, 2006 to December 31, 2006, FIMCO has voluntarily waived $42,058 in advisory fees to limit the Fund’s overall expense ratio to 1.10% on Class A shares and 1.85% on Class B shares. During the period January 1, 2007 through September 30, 2007, FIMCO has voluntarily waived $269,809 in advisory fees to limit the Fund’s overall expense ratio to 1.10% on Class A shares and 1.80% on Class B shares.

Fund For Income—.75% on the first $250 million of the Fund’s average daily net assets, .72% on the next $250 million, .69% on the next $250 million, .66% on the next $500 million, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $2.25 billion.

144

For the year ended September 30, 2007, total advisory fees accrued to FIMCO by the Equity Funds and Income Funds were $27,507,523 and $8,572,201, respectively, of which $399,733 and $832,729, respectively, was voluntarily waived by FIMCO as noted above.

For the year ended September 30, 2007, FIC, as underwriter, received from the Equity Funds and Income Funds $18,295,218 and $5,090,746, respectively, in commissions from the sale of shares of the Funds, after allowing $49,949 and $53,836, respectively, to other dealers. For the year ended September 30, 2007, shareholder servicing costs for the Equity Funds and Income Funds included $7,451,297 and $2,136,073, respectively, in transfer agent fees accrued to ADM and $1,884,490 and $378,714, respectively, in retirement accounts custodian fees accrued to FIFSB.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund, other than the Cash Management Fund, is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares and 1% of the average daily net assets of the Class B shares on an annualized basis each fiscal year, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. The distribution fees paid by Government Fund and Investment Grade Fund through December 31, 2006, were limited to .25% on Class A shares and 1% on Class B shares and effective January 1, 2007, the distribution fees were limited to .30% on Class A shares and 1% on Class B shares. For the year ended September 30, 2007, total distribution plan fees accrued to FIC by the Equity Funds and Income Funds amounted to $12,701,926 and $3,634,632, respectively.

Effective May 7, 2007, Smith Asset Management Group, L.P. serves as investment subadviser to Select Growth Fund (prior to May 7, 2007, known as All-Cap Growth Fund). Wellington Management Company, LLP (“Wellington”) serves as investment subadviser to Global Fund, Paradigm Capital Management, Inc. serves as investment subadviser to Special Situations Fund and Vontobel Asset Management, Inc. serves as investment adviser to International Fund. Wellington served as investment subadviser to All-Cap Growth Fund through May 4, 2007. The subadvisers are paid by FIMCO and not by the Funds.

4. Restricted Securities— Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At September 30, 2007, Total Return Fund held two 144A securities with a value of $1,529,260 representing .4% of the Fund’s net assets, the Global Fund held one 144A security with a value of $673,190, representing .2% of the Fund’s net assets, Investment Grade Fund held nine 144A securities with an aggregate value of $10,704,121 representing 3.7% of the Fund’s net assets and Fund For Income held thirty-one 144A securities with an aggregate

145

Notes to Financial Statements (continued)
FIRST INVESTORS EQUITY FUNDS
FIRST INVESTORS INCOME FUNDS
September 30, 2007

value of $80,222,766 representing 13.7% of the Fund’s net assets. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified investors. At September 30, 2007, Cash Management Fund held sixteen Section 4(2) securities with an aggregate value of $79,176,432 representing 36.0% of the Fund’s net assets, Investment Grade Fund held one Section 4(2) security with a value of $998,950 representing .3% of the Fund’s net assets and Fund For Income held two Section 4(2) securities with an aggregate value of $9,380,916 representing 1.6% of the Fund’s net assets. These securities are valued as set forth in Note 1A.

5. Forward Currency Contracts and Foreign Exchange Contracts—Forward currency contracts and foreign exchange contracts are obligations to purchase or sell a specific currency for an agreed-upon price at a future date. When a Fund purchases or sells foreign securities it customarily enters into a forward currency contract to minimize foreign exchange risk between the trade date and the settlement date of such transactions. The Fund could be exposed to risk if counter parties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Forward currency contracts and foreign exchange contracts are “marked-to-market” daily at the applicable translation rate and the resulting unrealized gains or losses are reflected in the Fund’s assets.

The Global Fund had the following forward currency contracts outstanding at September 30, 2007:

Contracts to Buy					Unrealized
Foreign Currency		In Exchange for		Settlement Date	Gain (Loss)

7,018,306	Japanese Yen	US $	61,164	10/1/07	US $	143
96,597,137	Japanese Yen	838,255		10/2/07	(1,611)
7,591,530	Japanese Yen	65,879		10/3/07	(126)

		$ 965,298			(1,594)

Contracts to Sell					Unrealized
Foreign Currency		In Exchange for		Settlement Date	Gain (Loss)

792,224	Norwegian Krone	US $	143,831	10/1/07	US $	2,276
11,617,396	Hong Kong Dollar	1,497,126		10/2/07	(1,705)

		$1,640,957			571

Net Unrealized Loss on Forward Currency Contracts					$(1,023)

146

The International Fund had the following forward currency contracts outstanding at September 30, 2007:

Contracts to Buy					Unrealized
Foreign Currency		In Exchange for		Settlement Date	Gain (Loss)

28,030	Euro	US $	39,666	10/2/07	US $	1,066
1,779,818	Norwegian Krone		324,891	10/2/07	(1,561)
101,711,637	Japanese Yen		884,334	10/3/07	—

		$1,248,891			(495)

Contracts to Sell					Unrealized
Foreign Currency		In Exchange for		Settlement Date	Gain (Loss)

193,132	Euro	US $	272,770	9/2807	US $	1,893
339,732	Mexican Peso		31,118	10/2/07	(49)
2,643,540	South African Rand		377,770	10/2/07	5,532
213,411	British Pound		431,937	10/2/07	2,860
3,403,171	South African Rand		490,130	10/3/07	3,315
498,568	Australian Dollar		438,317	10/3/07	2,890
1,994,564	South African Rand		289,918	10/4/07	(715)

		$2,331,960			15,726

Net Unrealized Gain on Forward Currency Contracts					$15,231

The International Fund had the following foreign exchange contracts outstanding at September 30, 2007.

Contracts to Buy						Unrealized
Foreign Currency		In Exchange for		Settlement Date		Gain

4,350,000	British Pound	US $	8,786,478	11/19/07	US $	76,061
3,275,000	British Pound	6,565,720		11/23/07		106,651
2,850,000	Euro	3,896,805		2/19/08		156,327
2,860,000	Australian Dollar	2,373,743		2/29/08		157,208
4,395,000	South African Rand	598,314		3/5/08		38,943
351,000,000	Japanese Yen	2,977,781		5/12/08		73,995
8,310,000	Swiss Franc	7,020,123		5/13/08		93,385

		$32,218,864				702,570

147

Notes to Financial Statements (continued)
FIRST INVESTORS EQUITY FUNDS
FIRST INVESTORS INCOME FUNDS
September 30, 2007

Contracts to Sell					Unrealized
Foreign Currency		In Exchange for		Settlement Date	Gain (Loss)

4,350,000	British Pound	US $	8,578,896	11/19/07	US $	(283,643)
3,275,000	British Pound	6,469,763		11/23/07	(202,609)
2,850,000	Euro	3,875,715		2/19/08	(177,417)
2,860,000	Australian Dollar	2,314,598		2/29/08	(216,353)
4,395,000	South African Rand	575,537		3/5/08	(61,720)
5,700,000	British Pound	11,458,558		3/26/08	(154,424)
351,000,000	Japanese Yen	3,053,627		5/12/08	1,851
8,310,000	Swiss Franc	6,999,078		5/13/08	(114,429)

		$43,325,772			(1,208,744)

Net Unrealized Loss on Foreign Exchange Contracts					$ (506,174)

6. Capital—The Trusts are authorized to issue an unlimited number of shares of beneficial interest without par value. The Trusts consist of the Funds listed on the cover page, each of which is a separate and distinct series of the Trusts. Each Fund has designated two classes of shares, Class A shares and Class B shares (each, a “Class”). Each share of each Class has an equal beneficial interest in the assets, has identical voting, dividend, liquidation and other rights and is subject to the same term and conditions except that expenses allocated to a Class may be borne solely by that Class as determined by the Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. Cash Management Fund’s Class A and Class B shares are sold without an initial sales charge; however, its Class B shares may only be acquired through an exchange of Class B shares from another First Investors eligible Fund or through the reinvestment of dividends on Class B shares and are generally subject to a contingent deferred sales charge at the rate of 4% in the first year and declining to 0% over a six-year period, which is payable to FIC as underwriter of the Trusts. The Class A and Class B shares sold by the other Funds have a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 5.75% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 3. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets to each class.

148

7. Tax Components of Capital and Distributions to Shareholders—The tax character of distributions declared for the years ended September 30, 2007, and September 30, 2006 were as follows:

	Year Ended September 30, 2007			Year Ended September 30, 2006

	Distributions			Distributions
	Declared from			Declared from

	Ordinary	Realized		Ordinary	Realized
Fund	Income	Capital Gain	Total	Income	Capital Gain	Total

Total Return	$6,934,189	$2,437,390	$9,371,579	$5,047,525	$—	$5,047,525
Value	5,043,416	—	5,043,416	3,608,092	—	3,608,092
Blue Chip	2,538,723	—	2,538,723	1,292,468	—	1,292,468
Growth & Income	3,341,467	11,989,017	15,330,484	2,247,490	—	2,247,490
Global	1,799,574	27,418,792	29,218,366	511,516	—	511,516
Select Growth	—	17,984,118	17,984,118	—	—	—
Mid-Cap Opportunity	—	23,106,905	23,106,905	—	13,133,008	13,133,008
Special Situations	—	22,838,368	22,838,368	—	—	—
International	202,381	—	202,381	—	—	—
Cash Management	9,601,006	—	9,601,006	6,863,484	—	6,863,484
Government	9,442,942	—	9,442,942	8,777,738	—	8,777,738
Investment Grade	13,206,406	—	13,206,406	12,108,496	—	12,108,496
Income	41,007,580	—	41,007,580	42,407,668	—	42,407,668

As of September 30, 2007, the components of distributable earnings on a tax basis were as follows:

						Total
	Undistributed	Undistributed	Capital	Other	Unrealized	Distributable
	Ordinary	Capital	(Loss)	Accumulated	Appreciation	Income
Fund	Income	Gains	Carryovers	Gain (Loss)	(Depreciation)	(Deficit)

Total Return	$5,422,524	$3,222,145	$—	$—	$61,978,315	$70,622,984
Value	1,142,213	—	(27,853,262)	—	104,456,685	77,745,636
Blue Chip	1,116,148	—	(87,909,626)	—	184,117,231	97,323,753
Growth & Income	11,865,069	—	—	—	239,342,581	251,207,650
Global	19,029,486	20,723,957	—	258,461	64,231,428	104,243,332
Select Growth	6,648,762	31,600,230	—	—	25,373,645	63,622,637
Mid-Cap Opportunity	8,836,959	38,654,776	—	—	134,640,454	182,132,189
Special Situations	8,020,760	7,718,168	—	—	49,350,009	65,088,937
International	2,769,858	—	(82,339)	(924,245)	12,695,185	14,458,459
Government	6,781	—	(9,588,398)	—	(3,705,420)	(13,287,037)
Investment Grade	421,021	—	(8,542,581)	—	(4,712,148)	(12,833,708)
Fund For Income	4,141,155	—	(154,363,100)	—	(33,183,081)	(183,405,026)

                                                                                                                                                                                                                                                     149

Notes to Financial Statements (continued)
FIRST INVESTORS EQUITY FUNDS
FIRST INVESTORS INCOME FUNDS
September 30, 2007

Other accumulated losses consist primarily of post-October loss deferrals.

For the year ended September 30, 2007, the following reclassifications were made to reflect permanent differences between book and tax reporting:

			Accumulated	Undistributed
	Securities at	Capital	Net Realized	Net Investment
Fund	Cost	Paid In	Gain	Income

Total Return	$—	$—	$(373,859)	$373,859
Value	15,167	—	234,752	(249,919)
Blue Chip	—	(2,517,508)	2,517,508	—
Growth & Income	9,779	—	194,221	(204,000)
Global	—	18,969	(3,149,012)	3,130,043
Select Growth	—	—	(1,259,159)	1,259,159
Special Situations	—	—	(936,145)	936,145
International	—	—	(1,088,791)	1,088,791
Government	—	—	(559,589)	559,589
Investment Grade	—	—	(792,232)	792,232
Fund For Income	—	(842,581)	339,185	503,396

8. Reorganization—On August 10, 2007, First Investors Blue Chip Fund (“Blue Chip Fund”) acquired all of the net assets of the First Investors Focused Equity Fund (“Focused Equity Fund”) in connection with a tax-free reorganization that was approved by the Equity Fund’s Board of Trustees. The Blue Chip Fund issued 1,728,265 Class A shares and 230,867 Class B shares to the Focused Equity Fund in connection with the reorganization. In return, it received net assets of $47,523,380 from the Focused Equity Fund (which included $1,253,787 of unrealized appreciation and $11,500,588 of accumulated net realized losses). The Blue Chip Fund’s shares were issued at their current net asset values as of the date of the reorganization. The aggregate net assets of the Blue Chip Fund and Focused Equity Fund immediately before the acquisition were $549,166,656 consisting of Blue Chip Fund $501,643,276 ($462,090,636 Class A and $39,552,640 Class B) and Focused Equity Fund $47,523,380 ($42,266,488 Class A and $5,256,892 Class B), respectively.

9. New Accounting Pronouncements—In July 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal

150

years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. FIMCO believes that the adoption of FIN 48 will have no impact on the financial statements of the Funds.

In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles for the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2007, FIMCO does not believe the adoption of SFAS No. 157 will impact the financial statement amounts of the Funds, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

151

Financial Highlights
FIRST INVESTORS EQUITY FUNDS

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each fiscal year ended September 30, except as otherwise indicated.

			P E R S H A R E D A T A							R A T I O S / S U P P L E M E N T A L D A T A

													Ratio to Average Net
					Less Distributions						Ratio to Average		Assets Before Expenses
		Investment Operations			from						Net Assets**		Waived or Assumed

	Net Asset		Net Realized					Net Asset
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets		Net		Net	Portfolio
	Beginning	Investment	Gain on	Investment	Investment	Realized	Total	End of	Total	End of Year		Investment		Investment	Turnover
	of Year	Income	Investments	Operations	Income	Gain	Distributions	Year	Return*	(in millions)	Expenses	Income	Expenses	Income	Rate

TOTAL RETURN FUND

Class A
2003	$10.59	$ .20	$1.44	$1.64	$ .21	$ —	$ .21	$12.02	15 .58%	$ 177	1 .52%	1.72%	1 .77%	1.47%	80%
2004	12 .02	.20	96	1.16	.20	—	.20	12 .98	9 .65	231	1 .44	1.60	1 .65	1.39	41
2005	12 .98	.23	97	1.20	.25	—	.25	13 .93	9 .25	281	1 .40	1.69	1 .57	1.52	52
2006	13 .93	.23	64	87.23		—	.23	14 .57	6 .24	312	1 .38	1.63	1 .44	1.57	57
2007	14 .57	.29	1.40	1.69	.30	.10	.40	15 .86	11 .68	355	1 .33	2.05	N/A	N/A	40

Class B
2003	10 .46	.09	1.44	1.53	.13	—	.13	11 .86	14 .71	28	2 .22	1.02	2 .47	.77	80
2004	11 .86	.12	.94	1.06	.12	—	.12	12 .80	8 .92	36	2 .14	.90	2 .35	.69	41
2005	12 .80	.13	.95	1.08	.15	—	.15	13 .73	8 .49	38	2 .10	.99	2 .27	.82	52
2006	13 .73	.13	.63	.76	.13	—	.13	14 .36	5 .53	36	2 .08	.93	2 .14	.87	57
2007	14 .36	.14	1.42	1.56	.19	.10	.29	15 .63	10 .93	34	2 .03	1.35	N/A	N/A	40

VALUE FUND

Class A
2003	$ 4.26	$ .08	$ .73	$ .81	$ .08	—	$ .08	$ 4.99	19 .04%	$126	1 .67%	1.69%	N/A	N/A	92%
2004	4 .99	.07	.96	1.03	.07	—	.07	5 .95	20 .57	185	1 .48	1.21	N/A	N/A	11
2005	5 .95	.08	.65	.73	.07	—	.07	6 .61	12 .31	267	1 .43	1.31	N/A	N/A	17
2006	6 .61	.09	.78	.87	.08	—	.08	7 .40	13 .22	337	1 .40	1.29	N/A	N/A	15
2007	7 .40	.10	.74	.84	.10	—	.10	8 .14	11 .36	414	1 .33	1.34	N/A	N/A	8

Class B
2003	4 .20	.05	.71	.76	.04	—	.04	4 .92	18 .26	19	2 .37	.99	N/A	N/A	92
2004	4 .92	.03	.95	.98	.03	—	.03	5 .87	19 .91	23	2 .18	.51	N/A	N/A	11
2005	5 .87	.04	.63	.67	.03	—	.03	6 .51	11 .43	27	2 .13	.61	N/A	N/A	17
2006	6 .51	.04	.76	.80	.03	—	.03	7 .28	12 .34	28	2 .10	.59	N/A	N/A	15
2007	7 .28	.05	.72	.77	.04	—	.04	8 .01	10 .64	27	2 .03	.64	N/A	N/A	8

152	153

Financial Highlights (continued)
FIRST INVESTORS EQUITY FUNDS

			P E R S H A R E D A T A							R A T I O S / S U P P L E M E N T A L D A T A

					Less Distributions								Ratio to Average Net
		Investment Operations			from						Ratio to Average		Assets Before Expenses
											Net Assets**		Waived or Assumed

	Net Asset	Net	Net Realized					Net Asset
	Value,	Investment	and Unrealized	Total from	Net	Net		Value,		Net Assets		Net		Net	Portfolio
	Beginning	Income	Gain on	Investment	Investment	Realized	Total	End of	Total	End of Year		Investment		Investment	Turnover
	of Year	(Loss)	Investments	Operations	Income	Gain	Distributions	Year	Return*	(in millions)	Expenses	Income (Loss)	Expenses	Income (Loss)	Rate

BLUE CHIP

Class A
2003	$14.56	$ —	$ 2.58	$ 2.58	$ —	—	$ —	$17.14	17 .72%	$383	1 .56%	—%	1 .68%	(.12)%	111%
2004	17 .14	.01	1.54	1.55	—	—	—	18 .69	9 .04	414	1 .47	.03	1 .58	(.08)	94
2005	18 .69	.10	1.91	2.01	.10	—	.10	20 .60	10 .76	421	1 .45	.54	1 .56	.43	55
2006	20 .60	.10	1.82	1.92	.07	—	.07	22 .45	9 .31	438	1 .46	.47	1 .50	.43	6
2007	22 .45	.15	3.17	3.32	.13	—	.13	25 .64	14 .81	526	1 .39	.65	N/A	N/A	3

Class B
2003	13 .91	(.11)	2.46	2.35	—	—	—	16 .26	16 .90	62	2 .26	(.70)	2 .38	(.82)	111
2004	16 .26	(.13)	1.48	1.35	—	—	—	17 .61	8 .30	61	2 .17	(.67)	2 .28	(.78)	94
2005	17 .61	.09	1.67	1.76	.07	—	.07	19 .30	9 .98	52	2 .15	(.16)	2 .26	(.27)	55
2006	19 .30	(.08)	1.72	1.64	—	—	—	20 .94	8 .50	44	2 .16	(.23)	2 .20	(.27)	6
2007	20 .94	(.06)	3 .00	2.94	—	—	—	23 .88	14 .04	46	2 .09	(.05)	N/A	N/A	3

GROWTH & INCOME FUND

Class A
2003	$ 8.83	$ .04	$ 1.85	$ 1.89	$.04	$ —	$.04	$10.68	21 .49%	$400	1 .52%	.44%	N/A	N/A	70%
2004	10 .68	.06	1.43	1.49	.03	—	.03	12 .14	13 .95	499	1 .42	.53	N/A	N/A	32
2005	12 .14	.09	1.54	1.63	.10	—	.10	13 .67	13 .43	597	1 .38	.72	N/A	N/A	42
2006	13 .67	.05	1.05	1.10	.05	—	.05	14 .72	8 .06	671	1 .37	.35	N/A	N/A	34
2007	14 .72	.08	2.37	2.45	.07	.24	.31	16 .86	16 .78	808	1 .32	.54	N/A	N/A	23

Class B
2003	8 .51	(.03)	1.78	1.75	—	—	—	10 .26	20 .56	76	2 .22	(.26)	N/A	N/A	70
2004	10 .26	(.03)	1.39	1.36	—	—	—	11 .62	13 .26	83	2 .12	(.17)	N/A	N/A	32
2005	11 .62	(.04)	1.51	1.47	.03	—	.03	13 .06	12 .65	82	2 .08	.02	N/A	N/A	42
2006	13 .06	(.12)	1.07	.95	—	—	—	14 .01	7 .28	72	2 .07	(.35)	N/A	N/A	34
2007	14 .01	(.13)	2.35	2.22	—	.24	.24	15 .99	15 .98	67	2 .02	(.16)	N/A	N/A	23

154	155

Financial Highlights (continued)
FIRST INVESTORS EQUITY FUNDS

			P E R S H A R E D A T A							R A T I O S / S U P P L E M E N T A L D A T A

					Less Distributions								Ratio to Average Net
		Investment Operations			from						Ratio to Average		Assets Before Expenses
											Net Assets**		Waived or Assumed

	Net Asset	Net	Net Realized		Net	Net		Net Asset		Net Assets		Net		Net	Portfolio
	Value,	Investment	and Unrealized	Total from				Value,
	Beginning	Income	Gain on	Investment	Investment	Realized	Total	End of	Total	End of Year		Investment		Investment	Turnover
	of Year	(Loss)	Investments	Operations	Income	Gain	Distributions	Year	Return*	(in millions)	Expenses	Income (Loss)	Expenses	Income (Loss)	Rate

GLOBAL FUND

Class A
2003	$4.24	$(.01)	$ .93	$ .92	$ —	$ —	$ —	$ 5.16	21 .70%	$192	1 .98%	(.19)%	N/A	N/A	112%
2004	5 .16	(.01)	.78	.77	—	—	—	5 .93	14 .92	209	1 .86	(.13)	N/A	N/A	105
2005	5 .93	—	1.13	1.13	—	—	—	7 .06	19 .06	239	1 .78	.05	N/A	N/A	104
2006	7 .06	.01	.71	.72	.02	—	.02	7 .76	10 .15	260	1 .77	.14	N/A	N/A	105
2007	7 .76	—	1.87	1.87	.05	.76	.81	8 .82	26 .43	323	1.70	(.07)	1 .70%	(.07)%	134

Class B
2003	4 .00	(.04)	.88	.84	—	—	—	4 .84	21 .00	15	2 .68	(.89)	N/A	N/A	112
2004	4 .84	(.05)	.73	.68	—	—	—	5 .52	14 .05	15	2 .56	(.83)	N/A	N/A	105
2005	5 .52	(.04)	1.04	1 .00	—	—	—	6 .52	18 .12	14	2 .48	(.65)	N/A	N/A	104
2006	6 .52	(.05)	.67	.62	—	—	—	7 .14	9 .51	14	2 .47	(.56)	N/A	N/A	105
2007	7 .14	(.16)	1.81	1.65	.05	.76	.81	7 .98	25 .57	14	2.40	(.77)	2 .40	(.77)	134

SELECT GROWTH FUND ††

Class A
2003	$5.33	$(.06)	$1.48	$1.42	—	$ —	$ —	$ 6.75	26 .64%	$ 77	1.94%	(1.15)%	1 .96%	(1.17)%	126%
2004	6 .75	(.07)	1.12	1.05	—	—	—	7 .80	15 .56	130	1.68	(1.12)	N/A	N/A	75
2005	7 .80	(.05)	1.07	1.02	—	—	—	8 .82	13 .08	169	1.58	(.66)	N/A	N/A	91
2006	8 .82	(.06)	.50	.44	—	—	—	9 .26	4 .99	195	1.53	(.65)	N/A	N/A	107
2007	9 .26	(.04)	1.75	1.71	—	.76	.76	10 .21	19 .81	243	1.47	(.46)	N/A	N/A	169

Class B
2003	5 .26	(.09)	1.44	1.35	—	—	—	6 .61	25 .67	14	2.64	(1.85)	2 .66	(1 .87)	126
2004	6 .61	(.12)	1.10	.98	—	—	—	7 .59	14 .83	20	2.38	(1.82)	N/A	N/A	75
2005	7 .59	(.11)	1.04	.93	—	—	—	8 .52	12 .25	23	2.28	(1.36)	N/A	N/A	91
2006	8 .52	(.12)	.49	.37	—	—	—	8 .89	4 .34	23	2.23	(1.35)	N/A	N/A	107
2007	8 .89	(.11)	1.68	1.57	—	.76	.76	9 .70	19 .00	25	2.17	(1.16)	N/A	N/A	169

156	157

Financial Highlights (continued)
FIRST INVESTORS EQUITY FUNDS

			P E R S H A R E D A T A							R A T I O S / S U P P L E M E N T A L D A T A

					Less Distributions
		Investment Operations			from
													Ratio to Average Net
											Ratio to Average		Assets Before Expenses
											Net Assets**		Waived or Assumed

	Net Asset	Net	Net Realized					Net Asset
	Value,	Investment	and Unrealized	Total from	Net	Net		Value,		Net Assets		Net		Net	Portfolio
	Beginning	Income	Gain on	Investment	Investment	Realized	Total	End of	Total	End of Year		Investment		Investment	Turnover
	of Year	(Loss)	Investments	Operations	Income	Gain	Distributions	Year	Return*	(in millions)	Expenses	Income (Loss)	Expenses	Income (Loss)	Rate

MID-CAP OPPORTUNITY FUND

Class A
2003	$15.78	$ (.12)	$3.52	$3.40	—	$ —	$ —	$19.18	21 .55%	$192	1 .73%	(.80)%	1 .97%	(1.04)%	37%
2004	19 .18	(.09)	3.62	3.53	—	—	—	22 .71	18 .41	277	1 .56	(.46)	1 .73	(.63)	40
2005	22 .71	(.09)	5.62	5.53	—	—	—	28 .24	24 .35	410	1 .48	(.39)	1 .61	(.52)	43
2006	28 .24	(.09)	.77	.68	—	.78	.78	28 .14	2 .58	435	1 .44	(.33)	1 .47	(.36)	55
2007	28 .14	.16	4.35	4.51	—	1.33	1.33	31 .32	16 .57	481	1 .38	.52	N/A	N/A	50

Class B
2003	14 .87	(.23)	3.31	3.08	—	—	—	17 .95	20 .71	35	2 .43	(1.50)	2 .67	(1.74)	37
2004	17 .95	(.23)	3.38	3.15	—	—	—	21 .10	17 .55	46	2 .26	(1.16)	2 .43	(1.33)	40
2005	21 .10	(.26)	5.22	4.96	—	—	—	26 .06	23 .51	57	2 .18	(1.09)	2 .31	(1.22)	43
2006	26 .06	(.29)	.73	.44	—	.78	.78	25 .72	1 .85	51	2 .14	(1.03)	2 .17	(1.06)	55
2007	25 .72	(.05)	3.97	3.92	—	1.33	1.33	28 .31	15 .80	50	2 .08	(.18)	N/A	N/A	50

SPECIAL SITUATIONS FUND

Class A
2003	$12.66	$ (.17)	$3.14	$2.97	—	$ —	$ —	$15.63	23 .46%	$169	1 .80%	(1.26)%	2 .05%	(1.51)%	111%
2004	15 .63	(.18)	1.39	1.21	—	—	—	16 .84	7 .74	190	1 .63	(1.08)	1 .86	(1.31)	119
2005	16 .84	(.12)	3.72	3.60	—	—	—	20 .44	21 .38	224	1 .60	(.64)	1 .82	(.86)	112
2006	20 .44	.11	2.07	2.18	—	—	—	22 .62	10 .67	249	1 .53	(.49)	1 .73	(.69)	48
2007	22 .62	(.06)	3.59	3.53	—	1.88	1.88	24 .27	16 .30	295	1 .46	(.27)	1 .61	(.42)	64

Class B
2003	11 .84	(.25)	2.93	2.68	—	—	—	14 .52	22 .63	20	2 .50	(1.96)	2 .75	(2.21)	111
2004	14 .52	(.30)	1.32	1.02	—	—	—	15 .54	7 .03	21	2 .33	(1.78)	2 .56	(2.01)	119
2005	15 .54	(.26)	3.44	3.18	—	—	—	18 .72	20 .46	21	2 .30	(1.34)	2 .52	(1.56)	112
2006	18 .72	(.26)	2.11	1.85	—	—	—	20 .57	9 .88	18	2 .23	(1.19)	2 .43	(1.39)	48
2007	20 .57	(.22)	3.26	3.04	—	1.88	1.88	21 .73	15 .48	18	2 .16	(.97)	2 .31	(1.12)	64

158	159

Financial Highlights (continued)
FIRST INVESTORS EQUITY FUNDS

			P E R S H A R E D A T A							R A T I O S / S U P P L E M E N T A L D A T A

													Ratio to Average Net
					Less Distributions						Ratio to Average Net		Assets Before Expenses
		Investment Operations			from						Assets**		Waived or Assumed

	Net Asset	Net	Net Realized					Net Asset
	Value,	Investment	and Unrealized	Total from	Net	Net		Value,		Net Assets		Net		Net	Portfolio
	Beginning	Income	Gain on	Investment	Investment	Realized	Total	End of	Total	End of Year		Investment		Investment	Turnover
	of Year	(Loss)	Investments	Operations	Income	Gain	Distributions	Year	Return*	(in millions)	Expenses	Income (Loss)	Expenses	Income (Loss)	Rate

INTERNATIONAL FUND
Class A
2006(a)	$10.00	$ —	$ .71	$ .71	$ —	—	$ —	$10.71	7 .10%	$19	2 .35%†	. 15%†	5 .65%†	(3.15)%†	9
2007	10 .71	.08	2.46	2.54	.07	—	.07	13 .18	23 .84	96	2 .50	(.05)	2 .35	.10	67
Class B
2006(a)	10 .00	(.01)	.71	70	—	—	—	10.70	7 .00	1	3 .05†	(.55)†	6 .35†	(3.85)†	9
2007	10 .70	—	2.44	2.44	.07	—	.07	13 .07	22 .93	4	3 .20	(.75)	3 .05	(.60)	67

* Calculated without sales charges.

** Net of expenses waived or assumed by the investment adviser (Note 3).

† Annualized.

†† Prior to May 7, 2007, known as All-Cap Growth Fund.

(a) For the period June 27, 2006 (commencement of operations) to September 30, 2006.

160	See notes to financial statements	161

Financial Highlights
FIRST INVESTORS INCOME FUNDS

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each fiscal year ended September 30.

			P E R S H A R E D A T A							R A T I O S / S U P P L E M E N T A L D A T A

													Ratio to Average Net
					Less Distributions						Ratio to Average Net		Assets Before Expenses
		Investment Operations			from						Assets**		Waived or Assumed

	Net Asset		Net Realized					Net Asset
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets		Net		Net	Portfolio
	Beginning	Investment	Loss on	Investment	Investment	Realized	Total	End of	Total	End of Year		Investment		Investment	Turnover
	of Year	Income	Investments	Operations	Income	Gain	Distributions	Year	Return*	(in millions)	Expenses	Income	Expenses	Income (Loss)	Rate

CASH MANAGEMENT FUND

Class A
2003	$ 1.00	$ .006	—	$ .006	$ .006	—	$ .006	$ 1.00	.62%	$179	. 78%	. 62%	. 97%	.43%	—
2004	1 .00	.005	—	.005	.005	—	.005	1 .00	.50	171.70		.50	1.05	.15	—
2005	1 .00	.019	—	.019	.019	—	.019	1 .00	1 .94	162.70		1.90	1.04	1.56	—
2006	1 .00	.038	—	.038	.038	—	.038	1 .00	3 .89	200.78		3.85	1 .01	3.62	—
2007	1 .00	.045	—	.045	.045	—	.045	1 .00	4 .59	218.80		4.51	.93	4.38	—

Class B
2003	1 .00	.001	—	.001	.001	—	.001	1 .00	.05	6	1.34	.06	1.53	(.13)	—
2004	1 .00	—	—	—	—	—	—	1 .00	—	5	1.20	—	1.55	(.35)	—
2005	1 .00	.012	—	.012	.012	—	.012	1 .00	1 .18	3	1.45	1.15	1.79	.81	—
2006	1 .00	.031	—	.031	.031	—	.031	1 .00	3 .11	3	1.53	3.10	1.76	2.87	—
2007	1 .00	.037	—	.037	.037	—	.037	1 .00	3 .81	2	1.55	3.76	1.68	3.63	—

GOVERNMENT FUND

Class A
2003	$11.50	$ .54	$ (.19)	$ .35	$ .54	—	$ .54	$11.31	3.08%	$184	1.10%	4.69%	1.58%	4.21%	65%
2004	11 .31	.51	(.18)	.33	.51	—	.51	11 .13	3.01	179	1.10	4.59	1.56	4.13	60
2005	11 .13	.50	(.25)	.25	.50	—	.50	10 .88	2.25	182	1.10	4.49	1.57	4.02	48
2006	10 .88	.45	(.13)	.32	.49	—	.49	10 .71	3.02	186	1.10	4.14	1.35	3.89	43
2007	10 .71	.49	(.06)	.43	.50	—	.50	10 .64	4.07	199	1.10	4.62	1.24	4.48	23

Class B
2003	11 .49	.45	(.19)	.26	.45	—	.45	11 .30	2.33	21	1.85	3.94	2.33	3.46	65
2004	11 .30	.43	(.18)	.25	.43	—	.43	11 .12	2.25	17	1.85	3.84	2.31	3.38	60
2005	11 .12	.41	(.25)	.16	.41	—	.41	10 .87	1.48	15	1.85	3.74	2.32	3.27	48
2006	10 .87	.36	(.12)	.24	.40	—	.40	10 .71	2.32	13	1.85	3.39	2.10	3.14	43
2007	10 .71	.41	(.06)	.35	.42	—	.42	10 .64	3.33	12	1.82	3.90	1.96	3.76	23

162	163

Financial Highlights (continued)
FIRST INVESTORS INCOME FUNDS

			P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A

													Ratio to Average Net
					Less Distributions							Ratio to Average Net	Assets Before Expenses
		Investment Operations			from							Assets**	Waived or Assumed

	Net Asset		Net Realized					Net Asset
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets		Net		Net	Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Year		Investment		Investment	Turnover
	of Year	Income	Investments	Operations	Income	Gain	Distributions	Year	Return*	(in millions)	Expenses	Income	Expenses	Income	Rate

INVESTMENT GRADE FUND

Class A
2003	$ 9.96	$ .51	$ 35	$ .86	$ .54	—	$ .54	$10.28	8 .94%	$144	1.10%	4.85%	1.35%	4.60%	6%
2004	10 .28	.47	(.11)	.36	.53	—	.53	10 .11	3 .57	170	1.10	4.49	1.32	4.27	9
2005	10 .11	.45	(.28)	.17	.52	—	.52	9 .76	1 .70	203	1.10	4.21	1.31	4.00	11
2006	9 .76	.44	(.19)	.25	.49	—	.49	9 .52	2 .69	231	1.10	4.35	1.27	4.18	74
2007	9 .52	.45	(.09)	.36	.46	—	.46	9 .42	3 .91	271	1.10	4.58	1.22	4.46	50

Class B
2003	9 .96	.43	.36	.79	.47	—	.47	10 .28	8 .17	31	1.85	4.10	2.10	3.85	6
2004	10 .28	.38	(.11)	.27	.45	—	.45	10 .10	2 .74	30	1.85	3.74	2.07	3.52	9
2005	10 .10	.34	(.24)	.10	.45	—	.45	9 .75	.97	28	1.85	3.46	2.06	3.25	11
2006	9 .75	.30	(.12)	.18	.42	—	.42	9 .51	1 .92	24	1.85	3.60	2.02	3.43	74
2007	9 .51	.35	(.05)	.30	.40	—	.40	9 .41	3 .17	22	1.82	3.86	1.94	3.74	50

INCOME FUND

Class A
2003	$ 2.64	$ .24	$ .41	$ .65	$ .24	—	$ .24	$3.05	25 .78%	$509	1.34%	8.38%	N/A	N/A	31%
2004	3 .05	.23	.13	.36	.23	—	.23	3 .18	12 .06	561	1.29	7.35	N/A	N/A	37
2005	3 .18	.23	(.11)	.12	.23	—	.23	3 .07	3 .79	571	1.30	7.33	N/A	N/A	39
2006	3 .07	.22	(.06)	.16	.22	—	.22	3 .01	5 .40	555	1.31	7.28	N/A	N/A	28
2007	3 .01	.21	(.02)	.19	.21	—	.21	2 .99	6 .38	563	1.29	7.00	N/A	N/A	34

Class B
2003	2 .63	.23	.41	.64	.22	—	.22	3 .05	25 .24	37	2.04	7.68	N/A	N/A	31
2004	3 .05	.21	.12	.33	.20	—	.20	3 .18	11 .22	40	1.99	6.65	N/A	N/A	37
2005	3 .18	.21	(.13)	.08	.20	—	.20	3 .06	2 .68	37	2.00	6.63	N/A	N/A	39
2006	3 .06	.20	(.06)	.14	.20	—	.20	3 .00	4 .64	31	2.01	6.58	N/A	N/A	28
2007	3 .00	.19	(.01)	.18	.19	—	.19	2 .99	5 .99	25	1.99	6.30	N/A	N/A	34

* Calculated without sales charges.

** Net of expenses waived or assumed by the investment adviser (Note 3).

164	See notes to financial statements	165

Report of Independent Registered Public
Accounting Firm

To the Shareholders and Board of Trustees of First Investors Equity Funds and First Investors Income Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments of the Total Return Fund, Value Fund, Blue Chip Fund, Growth & Income Fund, Global Fund, Select Growth Fund, Mid-Cap Opportunity Fund, Special Situations Fund, and International Fund (each a series of First Investors Equity Funds), and the Cash Management Fund, Government Fund, Investment Grade Fund and Fund For Income, (each a series of First Investors Income Funds), as of September 30, 2007, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodian and brokers. Where brokers have not replied to our confir-mation requests, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

166

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Total Return Fund, Value Fund, Blue Chip Fund, Growth & Income Fund, Global Fund, Select Growth Fund, Mid-Cap Opportunity Fund, Special Situations Fund, International Fund, Cash Management Fund, Government Fund, Investment Grade Fund and Fund For Income, as of September 30, 2007, and the results of their operations, changes in their net assets, and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

                                                                                                                                                                                                  Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
November 15, 2007

167

Board Considerations of Advisory Contracts and Fees
(Unaudited)
FIRST INVESTORS EQUITY FUNDS

Annual Consideration of the Investment Advisory Agreements and the Sub-Advisory Agreements with Wellington Management Company, LLP, Paradigm Capital Management, Inc. and Vontobel Asset Management, Inc.

At a meeting held on May 17, 2007 (“May Meeting”), the Board of Trustees (“Board”), including a majority of the non-interested or independent Trustees (hereinafter, “Trustees”), approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between First Investors Management Company, Inc. (“FIMCO”) and each of the following funds (each a “Fund” and collectively the “Funds”): Growth & Income Fund, Total Return Fund, Blue Chip Fund, Value Fund, Mid-Cap Opportunity Fund, Special Situations Fund, Select Growth Fund (formerly All-Cap Growth Fund), Focused Equity Fund, Global Fund and International Fund. In addition, at the May Meeting, the Board, including a majority of the independent Trustees, approved the renewal of the sub-advisory agreements (each a “Sub-Advisory Agreement” and collectively the “Sub-Advisory Agreements”) with: (1) Wellington Management Company, LLP (“WMC”) with respect to the Global Fund; (2) Paradigm Capital Management, Inc. (“Paradigm”) with respect to the Special Situations Fund; and (3) Vontobel Asset Management, Inc. (“Vontobel”) with respect to the International Fund. The Global Fund, Special Situations Fund and International Fund are collectively referred to as the “Sub-Advised Funds.”

At the May Meeting, the Board, including a majority of the independent Trustees, also approved the continuance of the sub-advisory agreement with WMC with respect to the Focused Equity Fund on an interim basis. At that meeting, FIMCO also recommended, and the Board approved, a proposal to reorganize the Focused Equity Fund into the Blue Chip Fund. As part of this proposal, FIMCO was authorized to terminate WMC as sub-adviser of the Focused Equity Fund and to assume day-to-day management of the Fund. This occurred on June 7, 2007.

In reaching its decisions to approve the continuation of the Advisory Agreement for each Fund and the Sub-Advisory Agreements with WMC, Paradigm and Vontobel the Board considered information furnished and discussed throughout the year at regularly scheduled Board meetings and Investment Committee meetings as well as information provided specifically in relation to the renewal of the Advisory Agreement and Sub-Advisory Agreements for the May Meeting. Information furnished at Board meetings and/or Investment Committee meetings throughout the year included FIMCO’s analysis of each Fund’s investment performance, presentations given by representatives of FIMCO, WMC, Paradigm and Vontobel and various reports on compliance and other services provided by FIMCO and its affiliates. In preparation for the May Meeting, the independent Trustees requested and received information

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compiled by Lipper, Inc. (“Lipper”), an independent provider of investment company data, on the investment performance over various time periods and the fees and expenses of each Fund as compared to a comparable group of funds as determined by Lipper (“Peer Group”). Additionally, in response to specific requests from the independent Trustees in connection with the May Meeting, FIMCO furnished, and the Board considered, information concerning aspects of its operations, including: (1) the nature, extent and quality of services provided by FIMCO and its affiliates to the Funds, including investment advisory and administrative services to the Funds; (2) the actual management fees paid by each Fund to FIMCO; (3) the costs of providing services to each Fund and the profitability of FIMCO and its affiliate, Administrative Data Management Corp. (“ADM”), the Funds’ affiliated transfer agent, from the relationship with each Fund; and (4) any “fall out” or ancillary benefits accruing to FIMCO or its affiliates as a result of the relationship with each Fund. FIMCO also provided, and the Board considered, an analysis of the overall profitability of the First Investors mutual fund business that included various entities affiliated with FIMCO as well as comparative profitability information based on analysis performed by FIMCO of the financial statements of certain publicly-traded mutual fund asset managers. In addition to evaluating, among other things, the written information provided by FIMCO, the Board also evaluated the answers to questions posed by the Board to representatives of FIMCO at the May Meeting.

In addition, in response to specific requests from the independent Trustees in connection with the May Meeting, WMC, Paradigm and Vontobel furnished, and the Board reviewed, information concerning aspects of their respective operations, including: (1) the nature, extent and quality of services provided by WMC, Paradigm and Vontobel to the applicable Sub-Advised Funds; (2) the sub-advisory fee rates charged by WMC, Paradigm and Vontobel and a comparison of those fee rates to the fee rates charged by WMC, Paradigm and Vontobel for providing sub-advisory services to other investment companies or accounts, as applicable, with objectives similar to the applicable Sub-Advised Funds; (3) profitability information provided by WMC, Paradigm and Vontobel; and (4) any “fall out” or ancillary benefits accruing to WMC, Paradigm and Vontobel as a result of the relationship with each applicable Sub-Advised Fund. In addition, WMC provided, and the Board reviewed, a comparison of the fee rates charged by other sub-advisers to investment companies in the same Peer Group as the applicable Sub-Advised Fund managed by WMC.

In considering the information and materials described above, the independent Trustees received assistance from and met separately with independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements. Although

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Board Considerations of Advisory Contracts and Fees (continued)
(Unaudited)
FIRST INVESTORS EQUITY FUNDS

the Advisory Agreement for all of the Funds and the Sub-Advisory Agreements for the Sub-Advised Funds were considered at the same Board meeting, the Trustees addressed each Fund separately during the May Meeting.

Based on all of the information presented, the Board, including a majority of its independent Trustees, determined on a Fund-by-Fund basis that the fees charged under the Advisory Agreement and each Sub-Advisory Agreement are reasonable in relation to the services that are provided under each Agreement. In view of the broad scope and variety of factors and information, the Trustees did not find it practicable to, and did not, assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the continuance of the Advisory Agreement for each Fund and Sub-Advisory Agreements. Rather, the approval determinations were made on the basis of each Trustee’s business judgment after consideration of all of the factors taken in their entirety.

Although not meant to be all-inclusive, the following discusses some of the factors relevant to the Board’s decisions to approve the continuance of the Advisory Agreement for each Fund and Sub-Advisory Agreements with WMC, Paradigm and Vontobel.

Nature, Extent and Quality of Services

In examining the nature, extent and quality of the services provided by FIMCO, the Board recognized that FIMCO is dedicated to providing investment management services exclusively to the Funds and the other funds in the First Investors fund complex and that, unlike many other mutual fund managers, FIMCO is not in the business of providing management services to hedge funds, pension funds or separately managed accounts. As a result, the Trustees considered that FIMCO’s personnel devote substantially all of their time to serving the funds in the First Investors fund complex.

The Board also recognized that it is the philosophy of FIMCO and its affiliates to provide a high level of personal service to the shareholders of the Funds, that FIMCO and its affiliates strive to service the needs of a shareholder base that includes many investors who are less affluent and that the average account size of many of the First Investors funds is small by comparison to the industry averages. The Board also considered management’s explanation regarding the significant costs involved in providing the level of personal service that the First Investors fund complex attempts to deliver to its shareholders.

The Board noted that FIMCO has undertaken extensive responsibilities as manager of the Funds, including: (1) the provision of investment advice to the Funds; (2) implementing policies and procedures designed to ensure compliance with each

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Fund’s investment objectives and policies; (3) the review of brokerage arrangements; (4) oversight of general portfolio compliance with applicable laws; (5) the provision of certain administrative services to the Funds, including fund accounting; (6) the implementation of Board directives as they relate to the Funds; and (7) evaluating and monitoring sub-advisers. The Trustees noted that under the Advisory Agreement with FIMCO, FIMCO provides not only advisory services but certain administrative services, such as fund accounting services, that many other advisers do not provide under their advisory agreements. The Board also noted the steps that FIMCO has taken to encourage strong performance, including making changes to portfolio managers and/or sub-advisers of Funds that have had significant periods of underper-formance, adding to its in-house research and analytical capabilities when necessary, and providing significant compensation incentives to portfolio managers and analysts for above-the-median Fund performance.

The Board also considered the nature, extent and quality of the services provided to the Funds by FIMCO’s affiliates, including transfer agency and distribution services. The Board took into account the fact that ADM is dedicated to providing transfer agency services exclusively to the Funds and the other funds in the First Investors fund complex. As a result, ADM can tailor its processes and services to satisfy the needs of the Funds’ shareholder base. The Board noted that the Funds’ shares are distributed primarily through First Investors Corporation (“FIC”), which is an affiliate of FIMCO.

Furthermore, the Board considered the nature, extent and quality of the investment management services provided by WMC, Paradigm and Vontobel to the applicable Sub-Advised Funds. The Trustees considered WMC’s, Paradigm’s and Vontobel’s investment management process in managing the applicable Sub-Advised Funds and the experience and capability of their respective personnel responsible for the portfolio management of the applicable Sub-Advised Funds.

Based on the information considered, the Board concluded that the nature, extent and quality of FIMCO’s, WMC’s, Paradigm’s and Vontobel’s services, as applicable, as well as the services of FIMCO’s affiliates supported approval of the Advisory Agreement and each Sub-Advisory Agreement.

Investment Performance

The Board placed significant emphasis on the investment performance of each of the Funds. While consideration was given to performance reports and discussions held at prior Board meetings, particular attention was given to the performance information compiled by Lipper. In particular, the Trustees reviewed the performance of the Funds over the most recent calendar year (“1-year period”) and, to the extent

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Board Considerations of Advisory Contracts and Fees (continued)
(Unaudited)
FIRST INVESTORS EQUITY FUNDS

provided by Lipper, the annualized performance over the most recent three calendar year period (“3-year period”) and five calendar year period (“5-year period”). In this regard, the Board considered the performance of each Fund on a percentile and quintile basis as compared to its Peer Group. For purposes of the performance data provided by Lipper, the first quintile is defined as 20% of the funds in the applicable Peer Group with the highest performance and the fifth quintile is defined as 20% of the funds in the applicable Peer Group with the lowest performance. On a Fund-by-Fund basis, the performance reports indicated, and the Board noted, that each Fund, except for Focused Equity Fund and Global Fund, fell within the top three quintiles for at least one of the performance periods provided by Lipper. In addition, with regard to Select Growth Fund, the Board noted that FIMCO had previously recommended, and the Board had approved, the hiring of a new subadviser for the Fund, which took effect on May 7, 2007.

With regard to Focused Equity Fund, the Board considered and approved FIMCO’s recommendation that the Fund’s sub-advisory agreement with WMC be terminated and that FIMCO assume day-to-day portfolio management of the Fund and then the Focused Equity Fund be subsequently reorganized into the Blue Chip Fund.

With regard to Global Fund, the Board considered that WMC assigned an additional portfolio manager to the Fund in 2006 and will be replacing one of the portfolio managers at the end of 2007. The Board also noted that the Board’s Investment Committee would continue to monitor the Global Fund’s performance.

Fund Expenses, Costs of Services, Economies of Scale and Related Benefits

Management Fees and Expenses. The Board also gave substantial consideration to the fees payable under each Fund’s Advisory Agreement as well as under the Sub-Advisory Agreements for the Sub-Advised Funds. The Board reviewed the information compiled by Lipper comparing each Fund’s contractual management fee rate (at common asset levels) and actual management fee rate (which included the effect of any fee waivers) as a percentage of average net assets — these fee rates include advisory and administrative service fees — to other funds in its Peer Group. In this regard, the Board considered the management fees of each Fund on a quintile basis as compared to its Peer Group. For purposes of the management fee data provided by Lipper, the first quintile is defined as 20% of the funds in the applicable Peer Group with the lowest management fee and the fifth quintile is defined as 20% of the funds in the applicable Peer Group with the highest management fee.

Based on the data provided on management fee rates, on a Fund-by-Fund basis, the Board noted that: (1) the contractual management fee rate for each Fund, except the Value Fund, Special Situations Fund and Global Fund, was in the first three quintiles

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of its respective Peer Group; and (2) the actual management fee rate (after taking into account any applicable fee waivers) for each Fund, except the Value Fund and Global Fund, was in the first three quintiles of its respective Peer Group. The Board also considered that, effective July 1, 2007 through the 2008 fiscal year, FIMCO proposed: (i) a reduction in its current management fee waiver agreement for the Special Situations Fund; (ii) the continuation of the current total expense cap agreement for the International Fund; and (iii) the imposition of a new agreement to cap the total expenses of the Global Fund.

In considering the sub-advisory fee rates charged by and costs and profitability of WMC, Paradigm and Vontobel with regard to the respective Sub-Advised Funds, the Board noted that FIMCO pays WMC, Paradigm or Vontobel, as the case may be, a sub-advisory fee from its own advisory fee rather than each Fund paying WMC, Paradigm or Vontobel a fee directly. WMC, Paradigm and Vontobel provided, and the Board reviewed, information comparing the fees charged by WMC, Paradigm and Vontobel for services to the respective Sub-Advised Funds versus the fees charged by WMC, Paradigm and Vontobel to other comparable investment companies or accounts, as applicable. In addition, WMC provided, and the Board reviewed, information comparing the fees charged by other sub-advisers to investment companies in the same Peer Group as the Sub-Advised Funds managed by WMC. Based on a review of this information, the Board noted that the fees charged by WMC, Paradigm and Vontobel, as the case may be, for services to each applicable Sub-Advised Fund appeared competitive to the fees WMC, Paradigm and Vontobel charge to such other comparable investment companies or accounts. Furthermore, the Board noted that the fees charged by WMC for managing the Global Fund appeared competitive to fees charged by other sub-advisers to investment companies in the same Peer Group as the Global Fund. At the May Meeting, the Board also considered and approved FIMCO’s recommendation to increase the amount of the sub-advisory fee paid to Paradigm by FIMCO with respect to the Special Situations Fund.

The Board also reviewed the information compiled by Lipper comparing each Fund’s total expense ratio (Class A Shares), taking into account FIMCO’s expense waivers (as applicable), and the ratio of the sum of actual management and other non-management fees (i.e., fees other than management, transfer agency and 12b-1/non-12b-1 fees) to other funds in its Peer Group, including on a quintile basis. In considering the level of the total expense ratio and the ratio of the sum of actual management and other non-management fees, the Board took into account management’s explanation that: (i) the Funds’ total operating expense ratios were impacted by their relatively small average account size; (ii) there are significant costs involved in providing the level of personal service that the First Investors fund complex attempts to deliver to

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Board Considerations of Advisory Contracts and Fees (continued)
(Unaudited)
FIRST INVESTORS EQUITY FUNDS

its shareholders; and (ii) overall Fund expenses cover custodial fees for shareholders who invest in the Fund through retirement accounts and a significant majority of the shares of the Funds are held in retirement accounts. Furthermore, the Board recognized management’s ongoing efforts to reduce Fund expenses and encouraged management to continue to seek ways to reduce Fund expenses.

The foregoing comparisons assisted the Trustees by providing them with a basis for evaluating each Fund’s management fee and expense ratio on a relative basis.

Profitability. The Board reviewed the materials it received from FIMCO regarding its revenues and costs in providing investment management and certain administrative services to the Funds. In particular, the Board considered the analysis of FIMCO’s profitability with respect to each Fund, calculated for the year ended December 31, 2006, as well as overall profitability information relating to the past five calendar years. The Board also considered the information provided by FIMCO comparing the profitability of certain other publicly-traded mutual fund asset managers as analyzed by FIMCO based on publicly available financial statements. In reviewing the profit-ability information, the Trustees also considered the “fall-out” or ancillary benefits that may accrue to FIMCO and its affiliates as a result of their relationship with the Funds, which are discussed below. The Trustees acknowledged that, as a business matter, FIMCO was entitled to earn reasonable profits for its services to the Funds.

Economies of Scale. With respect to whether economies of scale are realized by FIMCO as a Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fee rates charged, the Board considered that the Advisory Agreement fee schedule for each Fund includes breakpoints to account for management economies of scale. The Board noted that the Growth & Income Fund, Total Return Fund, Blue Chip Fund, Value Fund, Mid-Cap Opportunity Fund and Special Situations Fund have each reached an asset size at which the Fund and its shareholders are benefiting from reduced management fee rates due to breakpoints in their respective fee schedules. With regard to the Select Growth Fund, Focused Equity Fund, Global Fund and International Fund, the Board recognized that, although these Funds have not reached a size at which they can take advantage of the breakpoints contained in their fee schedule, each schedule is structured so that when the assets of these Funds grow, economies of scale may be shared for the benefit of shareholders.

“Fall Out” or Ancillary Benefits. The Board considered the “fall-out” or ancillary benefits that may accrue to FIMCO, WMC, Paradigm and Vontobel as a result of their relationship with the Funds. In that regard, the Board considered the fact that FIMCO, WMC and Vontobel receive research from broker-dealers that execute brokerage transactions for the funds in the First Investors fund complex. However,

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the Board noted that FIMCO and the sub-advisers must select brokers based on each Fund’s requirements for seeking best execution. The Board also considered that Paradigm executes brokerage transactions for the Special Situations Fund through the use of an affiliated broker-dealer and that this also provides a source of fall-out benefits to Paradigm. The Board also considered ADM’s fees and profitability and the income received by FIC and FIMCO’s affiliated bank as a result of FIMCO’s management of the First Investors funds.

* * *

In summary, after evaluation of the comparative performance, fee and expense information and the profitability, ancillary benefits and other considerations as described above, and in light of the nature, extent and quality of services to be provided by FIMCO, WMC, Paradigm and Vontobel, the Board concluded that the level of fees paid to FIMCO with respect to each Fund, and WMC, Paradigm and Vontobel with respect to each applicable Sub-Advised Fund, is reasonable. As a result, the Board, including a majority of the independent Trustees, approved the Advisory Agreement and each Sub-Advisory Agreement.

At the May Meeting, the Board, including a majority of the independent Trustees, approved a revised fee schedule to the existing sub-advisory agreement with Smith Asset Management Group, L.P. (“Smith Group”) for the Select Growth Fund to provide that the assets of the Life Series Focused Equity Fund and Select Growth Fund are to be aggregated in calculating the fee payable to Smith Group by FIMCO for the Select Growth Fund. In approving the revised fee schedule, Smith Group provided a written representation that there will be no change in the nature, quality or quantity of services Smith Group provides to the Select Growth Fund.

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Board Considerations of Advisory Contracts and Fees
(Unaudited)
FIRST INVESTORS INCOME FUNDS

At a meeting held on May 17, 2007 (“May Meeting”), the Board of Trustees (“Board”), including a majority of the non-interested or independent Trustees (hereinafter, “Trustees”), approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between First Investors Management Company, Inc. (“FIMCO”) and each of the following funds (each a “Fund” and collectively the “Funds”): Government Fund, Investment Grade Fund, Fund For Income and Cash Management Fund. In reaching its decisions, the Board considered information furnished and discussed throughout the year at regularly scheduled Board meetings and Investment Committee meetings as well as information provided specifically in relation to the renewal of the Advisory Agreement for the May Meeting.

Information furnished at Board meetings and/or Investment Committee meetings throughout the year included FIMCO’s analysis of each Fund’s investment performance, presentations given by the portfolio managers of the Funds and various reports on compliance and other services provided by FIMCO and its affiliates. In preparation for the May Meeting, the independent Trustees requested and received information compiled by Lipper, Inc. (“Lipper”), an independent provider of investment company data, on the investment performance over various time periods and the fees and expenses of each Fund as compared to a comparable group of funds as determined by Lipper (“Peer Group”). Additionally, in response to specific requests from the independent Trustees in connection with the May Meeting, FIMCO furnished, and the Board considered, information concerning aspects of its operations, including: (1) the nature, extent and quality of services provided by FIMCO and its affiliates to the Funds, including investment advisory and administrative services to the Funds; (2) the actual management fees paid by each Fund to FIMCO; (3) the costs of providing services to each Fund and the profitability of FIMCO and its affili-ate, Administrative Data Management Corp. (“ADM”), the Funds’ affiliated transfer agent, from the relationship with each Fund; and (4) any “fall out” or ancillary ben-efits accruing to FIMCO or its affiliates as a result of the relationship with each Fund. FIMCO also provided, and the Board considered, an analysis of the overall profitabil-ity of the First Investors mutual fund business that included various entities affiliated with FIMCO as well as comparative profitability information based on analysis performed by FIMCO of the financial statements of certain publicly-traded mutual fund asset managers. In addition to evaluating, among other things, the written information provided by FIMCO, the Board also evaluated the answers to questions posed by the Board to representatives of FIMCO at the May Meeting.

In considering the information and materials described above, the independent Trustees received assistance from and met separately with independent legal counsel and were provided with a written description of their statutory responsibilities and the

176

legal standards that are applicable to approvals of advisory agreements. Although the Advisory Agreement for all of the Funds was considered at the same Board meeting, the Trustees addressed each Fund separately during the May Meeting.

Based on all of the information presented, the Board, including a majority of its independent Trustees, determined on a Fund-by-Fund basis that the fees charged under the Advisory Agreement are reasonable in relation to the services that are provided under the Agreement. In view of the broad scope and variety of factors and information, the Trustees did not find it practicable to, and did not, assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the continuance of the Advisory Agreement for each Fund. Rather, the approval determinations were made on the basis of each Trustee’s business judgment after consideration of all of the factors taken in their entirety.

Although not meant to be all-inclusive, the following discusses some of the factors relevant to the Board’s decisions to approve the continuance of the Advisory Agreement for each Fund.

Nature, Extent and Quality of Services

In examining the nature, extent and quality of the services provided by FIMCO, the Board recognized that FIMCO is dedicated to providing investment management services exclusively to the Funds and the other funds in the First Investors fund complex and that, unlike many other mutual fund managers, FIMCO is not in the business of providing management services to hedge funds, pension funds or separately managed accounts. As a result, the Trustees considered that FIMCO’s personnel devote substantially all of their time to serving the funds in the First Investors fund complex.

The Board also recognized that it is the philosophy of FIMCO and its affiliates to provide a high level of personal service to the shareholders of the Funds, that FIMCO and its affiliates strive to service the needs of a shareholder base that includes many investors who are less affluent and that the average account size of many of the First Investors funds is small by comparison to the industry averages. The Board also considered management’s explanation regarding the significant costs involved in providing the level of personal service that the First Investors fund complex attempts to deliver to its shareholders.

The Board noted that FIMCO has undertaken extensive responsibilities as manager of the Funds, including: (1) the provision of investment advice to the Funds; (2) implementing policies and procedures designed to ensure compliance with each Fund’s investment objectives and policies; (3) the review of brokerage arrangements; (4) oversight of general portfolio compliance with applicable laws; (5) the provision

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Board Considerations of Advisory Contracts and Fees (continued)
(Unaudited)
FIRST INVESTORS INCOME FUNDS

of certain administrative services to the Funds, including fund accounting; and (6) the implementation of Board directives as they relate to the Funds. The Trustees noted that under the Advisory Agreement with FIMCO, FIMCO provides not only advisory services but certain administrative services, such as fund accounting services, that many other advisers do not provide under their advisory agreements. The Board also noted the steps that FIMCO has taken to encourage strong performance, including making changes to portfolio managers of Funds that have had significant periods of underperformance, adding to its in-house research and analytical capabilities when necessary, and providing significant compensation incentives to portfolio managers and analysts for above-the-median Fund performance.

The Board also considered the nature, extent and quality of the services provided to the Funds by FIMCO’s affiliates, including transfer agency and distribution services. The Board took into account the fact that ADM is dedicated to providing transfer agency services exclusively to the Funds and the other funds in the First Investors fund complex. As a result, ADM can tailor its processes and services to satisfy the needs of the Funds’ shareholder base. The Board noted that the Funds’ shares are distributed primarily through First Investors Corporation (“FIC”), which is an affiliate of FIMCO.

Based on the information considered, the Board concluded that the nature, extent and quality of FIMCO’s services as well as the services of its affiliates supported approval of the Advisory Agreement.

Investment Performance

The Board placed significant emphasis on the investment performance of each of the Funds. While consideration was given to performance reports and discussions held at prior Board meetings, particular attention was given to the performance information compiled by Lipper. In particular, the Trustees reviewed the performance of the Funds over the most recent calendar year (“1-year period”) and the annualized performance over the most recent three calendar year period (“3-year period”) and five calendar year period (“5-year period”). The Board also reviewed the annual yield of each Fund for each of the past three calendar years. In this regard, the Board considered the performance and yield of each Fund on a percentile and quintile basis as compared to its Peer Group. For purposes of the data provided by Lipper, the first quintile is defined as 20% of the funds in the applicable Peer Group with the highest performance or yield, as applicable, and the fifth quintile is defined as 20% of the funds in the applicable Peer Group with the lowest performance or yield. On a Fund-by-Fund basis, the performance reports indicated, and the Board noted, that each Fund, except for Investment Grade Fund, fell within the top three quintiles for at least

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one of the performance periods provided by Lipper. The Board also noted that the yield for Government Fund, Investment Grade Fund and Fund For Income for each of the past three calendar years fell within the top three quintiles.

The Board also considered that management had assigned a new portfolio manager to the Investment Grade Fund in early 2006 in an effort to improve the Fund’s relative performance. It also took notice of management’s belief that this Fund should continue to be managed in a comparatively conservative style, even if this might affect relative performance. The Board also noted that the Board’s Investment Committee would continue to monitor the Investment Grade Fund’s performance.

Fund Expenses, Costs of Services, Economies of Scale and Related Benefits

Management Fees and Expenses. The Board also gave substantial consideration to the fees payable under each Fund’s Advisory Agreement. The Board reviewed the information compiled by Lipper comparing each Fund’s contractual management fee rate (at common asset levels) and actual management fee rate (which included the effect of any fee waivers) as a percentage of average net assets — these fee rates include advisory and administrative service fees — to other funds in its Peer Group. In this regard, the Board considered the management fees of each Fund on a quin-tile basis as compared to its Peer Group. For purposes of the management fee data provided by Lipper, the first quintile is defined as 20% of the funds in the applicable Peer Group with the lowest management fee and the fifth quintile is defined as 20% of the funds in the applicable Peer Group with the highest management fee.

Based on the data provided on management fee rates, on a Fund-by-Fund basis, the Board noted that the contractual management fee rate and actual management fee rate (after taking into account any applicable fee waivers) for each Fund, except the actual management fee rate for the Cash Management Fund, did not fall within the first three quintiles of its respective Peer Group. The Board considered that, effective July 1, 2007 through the 2008 fiscal year, FIMCO proposed the continuation of the current total expense cap agreements for the Government Fund, Investment Grade Fund and Cash Management Fund. The Board expressed its intention to continue to evaluate, through its Investment Committee, the management fees for the Government Fund, Investment Grade Fund and Fund For Income.

The Board also reviewed the information compiled by Lipper comparing each Fund’s total expense ratio (Class A Shares), taking into account FIMCO’s expense waivers (as applicable), and the ratio of the sum of actual management and other non-management fees (i.e., fees other than management, transfer agency and 12b-1/non-12b-1 fees) to other funds in its Peer Group, including on a quintile basis. In considering the level of the total expense ratio and the ratio of the sum of actual management and

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Board Considerations of Advisory Contracts and Fees (continued)
(Unaudited)
FIRST INVESTORS INCOME FUNDS

other non-management fees, the Board took into account management’s explanation that: (i) there are significant costs involved in providing the level of personal service that the First Investors fund complex attempts to deliver to its shareholders; and (ii) overall Fund expenses cover (a) check-writing and wiring privileges for Cash Management Fund shareholders at no additional cost and (b) custodial fees for shareholders who invest in the Funds through retirement accounts, and a majority of shares of each Fund, other than the Cash Management Fund, are held in retirement accounts. Furthermore, the Board recognized management’s ongoing efforts to reduce Fund expenses and encouraged management to continue to seek ways to reduce Fund expenses.

The foregoing comparisons assisted the Trustees by providing them with a basis for evaluating each Fund’s management fee and expense ratio on a relative basis.

Profitability. The Board reviewed the materials it received from FIMCO regarding its revenues and costs in providing investment management and certain administrative services to the Funds. In particular, the Board considered the analysis of FIMCO’s profitability with respect to each Fund, calculated for the year ended December 31, 2006, as well as overall profitability information relating to the past five calendar years. The Board also considered the information provided by FIMCO comparing the profitability of certain other publicly-traded mutual fund asset managers as analyzed by FIMCO based on publicly available financial statements. In reviewing the profit-ability information, the Trustees also considered the “fall-out” or ancillary benefits that may accrue to FIMCO and its affiliates as a result of their relationship with the Funds, which are discussed below. The Trustees acknowledged that, as a business matter, FIMCO was entitled to earn reasonable profits for its services to the Funds.

Economies of Scale. With respect to whether economies of scale are realized by FIMCO as a Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fee rates charged, the Board considered that the Advisory Agreement fee schedule for each Fund, except the Cash Management Fund, includes breakpoints to account for management economies of scale. The Board noted that Fund For Income has reached an asset size at which the Fund and its shareholders are benefiting from reduced management fee rates due to breakpoints in its fee schedule. With regard to Government Fund and Investment Grade Fund, the Board recognized that, although these Funds have not reached a size at which they can take advantage of the breakpoints contained in their fee schedule, each schedule is structured so that when the assets of these Funds grow, economies of scale may be shared for the benefit of shareholders. With respect to Cash Management Fund, the Board concluded that the fee structure is appropriate at current asset levels.

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“Fall Out” or Ancillary Benefits. The Board considered the “fall-out” or ancillary benefits that may accrue to FIMCO as a result of its relationship with the Funds. In that regard, the Board considered ADM’s fees and profitability and the income received by FIC and FIMCO’s affiliated bank as a result of FIMCO’s management of the First Investors funds.

* * *

In summary, after evaluation of the comparative performance, fee and expense information and the profitability, ancillary benefits and other considerations as described above, and in light of the nature, extent and quality of services to be provided by FIMCO, the Board concluded that the level of fees paid to FIMCO with respect to each Fund is reasonable. As a result, the Board, including a majority of the independent Trustees, approved the Advisory Agreement with each Fund.

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FIRST INVESTORS EQUITY FUNDS
FIRST INVESTORS INCOME FUNDS
Trustees and Officers*

Position(s)
	Held with	Principal	Number of	Other
	Funds and	Occupation(s)	Portfolios in	Trusteeships
Name, Year of Birth	Length of	During Past	Fund Complex	Directorships
and Address	Service	5 Years	Overseen	Held
———————	————	————	—————	———

DISINTERESTED TRUSTEES

Charles R. Barton, III 1965	Trustee since	Chief Operating	47	None
c/o First Investors	1/1/06	Officer and
Management Company, Inc.		Board Member
110 Wall Street		of Barton Mines
New York, NY 10005		Corp. since 9/07;
President of
Noe Pierson
Corporation;
Board Member
of the Barton
Group, LLC

Stefan L. Geiringer 1934	Trustee since	Founder/Partner	47	None
c/o First Investors	1/1/06	of Real Time
Management Company, Inc.		Energy Solu-
110 Wall Street		tions, Inc. since
New York, NY 10005		2006;
Founder/Owner
of SLG, Inc.
Since 2005;
Senior Vice
President of
Pepco Energy
Services (North-
east Region)
From 2003-2005;
Founder/Owner
and President of
North Atlantic
Utilities, Inc.
from 1987-2003

Robert M. Grohol 1932	Trustee since	None/Retired	47	None
c/o First Investors	8/15/05;
Management Company, Inc.	Director/Trustee
110 Wall Street	of predecessor
New York, NY 10005	funds since
6/30/00

182

Position(s)
	Held with	Principal	Number of	Other
	Funds and	Occupation(s)	Portfolios in	Trusteeships
Name, Year of Birth	Length of	During Past	Fund Complex	Directorships
and Address	Service	5 Years	Overseen	Held
———————	————	————	—————	———

Arthur M. Scutro, Jr. 1941	Trustee since	Retired; formerly	47	None
c/o First Investors	1/1/06	Senior Vice
Management Company, Inc.		President of UBS
110 Wall Street		PaineWebber
New York, NY 10005		from 1985-2001

James M. Srygley 1932	Trustee since	Retired;	47	None
c/o First Investors	8/15/05;	Owner
Management Company, Inc.	Director/Trustee	Hampton
110 Wall Street	of predecessor	Properties
New York, NY 10005	funds since
1/19/95

Robert F. Wentworth 1929	Trustee since	None/Retired	47	None
c/o First Investors	8/15/05;
Management Company, Inc.	Director/Trustee
110 Wall Street	of predecessor
New York, NY 10005	funds since
10/15/92

183

FIRST INVESTORS EQUITY FUNDS
FIRST INVESTORS INCOME FUNDS
Trustees and Officers* (continued)

Position(s)
	Held with	Principal	Number of	Other
	Funds and	Occupation(s)	Portfolios in	Trusteeships
Name, Year of Birth	Length of	During Past	Fund Complex	Directorships
and Address	Service	5 Years	Overseen	Held
———————	————	————	—————	———

INTERESTED TRUSTEES**

Kathryn S. Head 1955	Trustee and	Chairman,	47	None
c/o First Investors	President since	Officer and
Management Company, Inc.	8/15/05;	Director of
Raritan Plaza I	Director/Trustee	First Investors
Edison, NJ 08837	of predecessor	Corporation;
	funds since	First Investors
	3/17/94;	Consolidated
	President of	Corporation;
	Predecessor	First Investors
	funds since	Management
	2001	Company, Inc.;
Administrative
Data Manage -
ment Corp.; First
Investors Federal
Savings Bank;
First Investors
Name Saver,
Inc.; and other
affiliated
companies***

*Each Trustee serves for an indefinite term with the Funds, until his/her successor is elected.

**Ms. Head is an interested trustee because (a) she indirectly owns more than 5% of the voting stock of the adviser and principal underwriter of the Funds, (b) she is an officer, director and employee of the adviser and principal underwriter of the Funds, and (c) she is an officer of the Funds.

***Other affiliated companies consist of: First Investors Realty Company, Inc., First Investors Life Insurance Company, First Investors Leverage Corporation, Route 33 Realty Corporation, First Investors Credit Funding Corporation, N.A.K. Realty Corporation, Real Property Development Corporation, First Investors Credit Corporation and First Investors Resources, Inc.

184

Position(s)
	Held with	Principal	Number of	Other
	Funds and	Occupation(s)	Portfolios in	Trusteeships
Name, Year of Birth	Length of	During Past	Fund Complex	Directorships
and Address	Service	5 Years	Overseen	Held
———————	————	————	—————	———

OFFICER (S) WHO ARE NOT TRUSTEES

Joseph I. Benedek 1957	Treasurer	Treasurer of	47	None
c/o First Investors	since 8/18/05;	First Investors
Management Company, Inc.	Treasurer of	Management
Raritan Plaza I	predecessor fund	Company, Inc.
Edison, NJ 08837	since 1988

Larry R. Lavoie 1947	Chief	General Counsel	47	None
c/o First Investors	Compliance	of First Investors
Management Company, Inc.	Officer since	Corporation and
110 Wall Street	8/18/05;	its affiliates;
New York, NY 10005	Chief	Director of
	Compliance	First Investors
	Officer of	Corporation
	predecessor funds	and various
	since 2004	affiliates

185

FIRST INVESTORS EQUITY FUNDS
FIRST INVESTORS INCOME FUNDS

Shareholder Information

————————————————————

Investment Adviser	Custodian
First Investors Management Company, Inc.	The Bank of New York Mellon
110 Wall Street	One Wall Street
New York, NY 10005	New York, NY 10286

Subadviser (Global Fund only)	Custodian
Wellington Management Company, LLP	(Global and International Funds only)
75 State Street	Brown Brothers Harriman & Co.
Boston, MA 02109	40 Water Street
Boston, MA 02109
Subadviser (Select Growth Fund only)
Smith Asset Management Group, L.P.	Transfer Agent
100 Crescent Court	Administrative Data Management Corp.
Dallas, TX 75201	Raritan Plaza I – 8th Floor
Edison, NJ 08837-3620
Subadviser (Special Situations Fund only)
Paradigm Capital Management, Inc.	Independent Registered Public
Nine Elk Street	Accounting Firm
Albany, NY 12207	Tait, Weller & Baker LLP
1818 Market Street
Subadviser (International Fund only)	Philadelphia, PA 19103
Vontobel Asset Management, Inc.
1540 Broadway	Legal Counsel
New York, NY 10036	Kirkpatrick & Lockhart
Preston Gates Ellis, LLP
Underwriter	1601 K Street, N.W.
First Investors Corporation	Washington, DC 20006
110 Wall Street
New York, NY 10005

186

A description of the policies and procedures that the Funds use to vote proxies relating to a portfolio’s securities is available, without charge, upon request, by calling 1-800-423-4026, or can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission’s (SEC) website at http://www.sec.gov. In addition, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing at our address listed above or by calling 1-800-423-4026 and on the SEC’s internet website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov; and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The schedule of portfolio holdings is also available, without charge, upon request, by calling 1-800-423-4026 or writing to us at our address listed above.

187

NOTES

188

First Investors

110 Wall Street
New York, NY 10005

EIAR907

The following is a replacement for page 149 of the 2007 Annual Report. The tax character of distributions shown in the table below now reflects long-term capital gain distributions and ordinary income (including short-term capital gains) distributions.

The components of distributable earnings now reflect other accumulated gain (loss).

7. Tax Components of Capital and Distributions to Shareholders—The tax character of distributions declared for the years ended September 30, 2007, and September 30, 2006 were as follows:

	Year Ended September 30, 2007			Year Ended September 30, 2006

	Distributions			Distributions
	Declared from			Declared from

	Ordinary	Long-Term		Ordinary	Long-Term
Fund	Income	Capital Gain	Total	Income	Capital Gain	Total

Total Return	$6,934,189	$2,437,390	$9,371,579	$5,047,525	$—	$5,047,525
Value	5,043,416	—	5,043,416	3,608,092	—	3,608,092
Blue Chip	2,538,723	—	2,538,723	1,292,468	—	1,292,468
Growth & Income	4,289,637	11,040,847	15,330,484	2,247,490	—	2,247,490
Global.	5,722,180	23,496,186	29,218,366	511,516	—	511,516
Select Growth	—	17,984,118	17,984,118	—	—	—
Mid-Cap Opportunity	—	23,106,905	23,106,905	—	13,133,008	13,133,008
Special Situations	1,966,923	20,871,445	22,838,368	—	—	—
International	202,381	—	202,381	—	—	—
Cash Management	9,601,006	—	9,601,006	6,863,484	—	6,863,484
Government	9,442,942	—	9,442,942	8,777,738	—	8,777,738
Investment Grade	13,206,406	—	13,206,406	12,108,496	—	12,108,496
Income	41,007,580	—	41,007,580	42,407,668	—	42,407,668

As of September 30, 2007, the components of distributable earnings on a tax basis were as follows:

						Total
	Undistributed	Undistributed	Capital	Other	Unrealized	Distributable
	Ordinary	Capital	Loss	Accumulated	Appreciation	Income
Fund	Income	Gains	Carryovers	Gain (Loss)	(Depreciation)	(Deficit)

Total Return	$5,422,524	$3,222,145	$—	$—	$ 61,978,315	$70,622,984
Value	1,142,213	—	(27,853,262)	—	104,456,685	77,745,636
Blue Chip	1,116,148	—	(87,909,626)	—	184,117,231	97,323,753
Growth & Income	11,865,069	—	—	—	239,342,581	251,207,650
Global.	19,029,486	20,723,957	—	258,461	64,231,428	104,243,332
Select Growth	6,648,762	31,600,230	—	—	25,373,645	63,622,637
Mid-Cap Opportunity	8,836,959	38,654,776	—	—	134,640,454	182,132,189
Special Situations.	8,020,760	7,718,168	—	—	49,350,009	65,088,937
International	2,769,858	—	(82,339)	(2,806,495)	12,695,185	12,576,209
Government	6,781	—	(9,588,398)	(840,781)	(2,864,639)	(13,287,037)
Investment Grade	421,021	—	(7,875,581)	(1,083,176)	(4,295,972)	(12,833,708)
Fund For Income	4,141,155	—	(154,363,100)	(5,132,739)	(28,050,342)	(183,405,026)

149

Item 2. Code of Ethics

As of September 30, 2007, the Registrant has adopted a code of ethics that applies to the Registrant's President/Principal Executive Officer and Treasurer/Principal Financial Officer.

For the year ended September 30, 2007 the registrant amended its Sarbanes-Oxley Code of Ethics to include in it a general prohibition on accepting or providing "any gift or entertainment that is illegal or that is intended to cause any action, or any failure to take any action, that adversely affects the interests of any of the Funds" and deleting from that Code the specific limits on acceptance of gifts and entertainment that duplicated those that are contained in its Rule 17j-1 Code of Ethics.

For the year ended September 30, 2007, there were no waivers granted from a provision of the code of ethics.

A copy of the Registrant's code of ethics is filed under Item 12(a)(1).

Item 3. Audit Committee Financial Expert

The Registrant's Board has determined that it has at least one "audit committee financial expert" serving on its audit committee. Robert F. Wentworth is the "audit committee financial expert" and is considered to be "independent" as defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

	Fiscal Year Ended
	September 30,
	-----------------
	2007	2006
	----	----
(a) Audit Fees
First Investors Income Funds	$96,700	$92,500

(b) Audit-Related Fees
First Investors Income Funds	$0	$0

(c) Tax Fees
First Investors Income Funds	$14,500	$13,800

Nature of fees: tax returns preparation and tax compliance

(d) All Other Fees
First Investors Income Funds	$0	$0

(e)(1) Audit committee's pre-approval policies

The Audit Committee has adopted a charter under which it has the duties, among other things:

(a) to pre-approve, and to recommend to the full Board, the selection, retention or termination of the independent auditors to provide audit, review or attest services to the Funds and, in connection therewith, evaluate the independence of the auditors and to obtain the auditors' specific representations as to their independence;

(b) to pre-approve all non-audit services to be provided to the Funds by the independent auditor;

(c) to pre-approve all non-audit services to be provided by the Funds' independent auditor to the Funds' investment adviser or to any entity that controls, is controlled by or is under common control with the Funds investment adviser ("adviser affiliate") and that provides ongoing services to the Funds, if the engagement relates directly to the operations and financial reporting of the Funds;

(d) to establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraphs (b) and (c) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member and members of the Audit Committee, subject to subsequent Committee review and oversight;

(e) to consider whether the non-audit services provided by the Funds' independent auditors to the Funds' investment adviser or any adviser affiliate that provides ongoing services to the Funds, which services were not pre-approved by the Audit Committee, are compatible with maintaining the auditors' independence;

(f) to review and approve the fees proposed to be charged to the Funds by the auditors for each audit and non-audit service;

(e)(2) None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Registrant and Related Entities disclosed above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit review or attest services, if certain conditions are satisfied).

(f) Not Applicable

(g) Aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant and the Registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the two fiscal years ended September 30, 2007 and 2006 were $61,500 and $71,000, respectively.

(h) Not Applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies & Procedures for Closed-End Management Investment Companies

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics - Filed herewith

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - Filed herewith

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - Filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Income Funds
(Registrant)

By	/S/	KATHRYN S. HEAD
Kathryn S. Head
President and Principal Executive Officer

Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

First Investors Income Funds
(Registrant)

By	/S/	JOSEPH I. BENEDEK
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date: November 29, 2007